UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-03416

The Calvert Fund

(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Service)

(202) 238-2200

(Registrant’s telephone number)

September 30

Date of Fiscal Year End

March 31, 2023

Date of Reporting Period

Item 1. Report to Stockholders.

Calvert
Core Bond Fund
Semiannual Report
March 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2023
Calvert
Core Bond Fund

Calvert
Core Bond Fund
March 31, 2023
Performance

Portfolio Manager(s) Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/31/2004	12/31/2004	4.73%	(4.32)%	3.38%	3.52%
Class A with 3.25% Maximum Sales Charge	—	—	1.35	(7.44)	2.70	3.17
Class I at NAV	01/30/2015	12/31/2004	4.92	(4.07)	3.67	3.82

Bloomberg U.S. Aggregate Bond Index	—	—	4.89%	(4.78)%	0.90%	1.36%

% Total Annual Operating Expense Ratios[3]	Class A	Class I
Gross	0.91%	0.66%
Net	0.74	0.49
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Core Bond Fund
March 31, 2023
Fund Profile

Asset Allocation (% of total investments)

Credit Quality (% of net assets)[1]

Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”)), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of an issuance based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P, Fitch or Kroll (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
3

Calvert
Core Bond Fund
March 31, 2023
Endnotes and Additional Disclosures

[1]	Bloomberg U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance presented in the Financial Highlights included in the financial statements is not linked. Effective February 1, 2021, the Fund revised its name, objective and principal investment strategies and adopted a policy of investing at least 80% of its net assets in investment grade, U.S. dollar-denominated debt securities.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Calvert
Core Bond Fund
March 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/22)	Ending Account Value (3/31/23)	Expenses Paid During Period* (10/1/22 – 3/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,047.30	$3.73 **	0.73%
Class I	$1,000.00	$1,049.20	$2.45 **	0.48%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.29	$3.68 **	0.73%
Class I	$1,000.00	$1,022.54	$2.42 **	0.48%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2022.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
Core Bond Fund
March 31, 2023
Schedule of Investments (Unaudited)

Asset-Backed Securities — 12.0%

Security	Principal Amount (000's omitted)	Value
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class A3, 0.53%, 6/18/25	$289	$ 285,521
Avis Budget Rental Car Funding AESOP, LLC, Series 2022-3A, Class A, 4.62%, 2/20/27(1)	643	632,469
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23%, 1/15/26	300	299,762
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	164	126,329
Cologix Data Centers US Issuer, LLC, Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	720	647,736
Conn's Receivables Funding, LLC, Series 2022-A, Class A, 5.87%, 12/15/26(1)	940	939,858
Crossroads Asset Trust, Series 2021-A, Class A2, 0.82%, 3/20/24(1)	8	7,967
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	1,105	963,372
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	404	377,373
Diamond Infrastructure Funding, LLC, Series 2021-1A, Class A, 1.76%, 4/15/49(1)	852	730,700
Diamond Issuer, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	490	423,867
Enterprise Fleet Financing, LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(1)	3,175	3,183,528
FMC GMSR Issuer Trust, Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)	200	171,970
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	424	388,975
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	135	107,275
JPMorgan Chase Bank, NA:
Series 2021-2, Class B, 0.889%, 12/26/28(1)	118	113,951
Series 2021-3, Class B, 0.76%, 2/26/29(1)	116	110,452
LAD Auto Receivables Trust, Series 2023-1A, Class A2, 5.68%, 10/15/26(1)	1,125	1,123,608
Lendingpoint Asset Securitization Trust:
Series 2022-A, Class A, 1.68%, 6/15/29(1)	44	43,751
Series 2022-C, Class A, 6.56%, 2/15/30(1)	3,234	3,224,187
Marlette Funding Trust:
Series 2021-1A, Class B, 1.00%, 6/16/31(1)	534	529,913
Series 2023-1A, Class A, 6.07%, 4/15/33(1)	1,765	1,764,602
Mosaic Solar Loan Trust:
Series 2020-2A, Class C, 3.00%, 8/20/46(1)	973	897,670
Series 2022-2A, Class C, 5.95%, 1/21/53(1)	850	817,055
Mosaic Solar Loans, LLC:
Series 2017-1A, Class A, 4.45%, 6/20/42(1)	496	477,769
Series 2017-2A, Class A, 3.82%, 6/22/43(1)	1,677	1,559,062
Security	Principal Amount (000's omitted)	Value
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	$274	$ 250,471
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%, 5/21/29(1)	597	598,618
OneMain Financial Issuance Trust:
Series 2020-1A, Class B, 4.83%, 5/14/32(1)	3,009	2,973,705
Series 2022-S1, Class A, 4.13%, 5/14/35(1)	1,025	991,449
Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	100	94,084
Oportun Funding, LLC, Series 2022-1, Class A, 3.25%, 6/15/29(1)	209	204,826
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	278	251,181
Series 2021-C, Class A, 2.18%, 10/8/31(1)	1,155	1,040,993
Series 2022-2, Class A, 5.94%, 10/9/29(1)	167	166,150
Series 2022-3, Class A, 7.451%, 1/8/30(1)	2,537	2,543,964
Pagaya AI Debt Selection Trust:
Series 2021-3, Class A, 1.15%, 5/15/29(1)	203	199,235
Series 2021-5, Class A, 1.53%, 8/15/29(1)	184	179,661
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	82	77,388
Planet Fitness Master Issuer, LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	604	525,648
SBA Tower Trust, Series 2014-2A, Class C, 3.869% to 4/15/23, 10/15/49(1)	500	485,846
ServiceMaster Funding, LLC, Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	335	265,922
SoFi Consumer Loan Program Trust:
Series 2022-1S, Class A, 6.21%, 4/15/31(1)	1,325	1,326,304
Series 2023-1S, Class A, 5.81%, 5/15/31(1)	445	445,488
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	310	304,690
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	591	540,808
Series 2021-1A, Class A2, 1.877%, 3/26/46(1)	1,450	1,289,720
Sunnova Helios II Issuer, LLC:
Series 2019-AA, Class A, 3.75%, 6/20/46(1)	1,179	1,053,001
Series 2021-B, Class A, 1.62%, 7/20/48(1)	1,452	1,197,752
Sunnova Helios IV Issuer, LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	260	230,812
Sunnova Helios IX Issuer, LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)	390	366,726
Sunnova Helios V Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	343	286,513
Sunnova Helios VII Issuer, LLC, Series 2021-C, Class B, 2.33%, 10/20/48(1)	676	549,312
Sunnova Helios X Issuer, LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	1,073	1,010,631
Sunnova Sol Issuer, LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)	2,487	2,172,364

6
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Sunrun Demeter Issuer, LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	$160	$ 128,120
Sunrun Jupiter Issuer, LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	589	552,089
Theorem Funding Trust:
Series 2022-1A, Class A, 1.85%, 2/15/28(1)	200	195,055
Series 2022-3A, Class A, 7.60%, 4/15/29(1)	296	298,174
Vantage Data Centers Issuer, LLC, Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	140	124,911
Total Asset-Backed Securities (identified cost $43,857,070)		$ 42,870,333

Collateralized Mortgage Obligations — 1.6%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 6.31%, (30-day average SOFR + 1.75%), 3/25/31(1)(3)	$45	$ 45,266
Series 2021-2A, Class M1A, 5.76%, (30-day average SOFR + 1.20%), 6/25/31(1)(3)	213	210,629
Series 2021-3A, Class A2, 5.56%, (30-day average SOFR + 1.00%), 9/25/31(1)(3)	150	144,244
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	485	431,910
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2021-DNA3, Class M1, 5.31%, (30-day average SOFR + 0.75%), 10/25/33(1)(3)	69	68,618
Series 2022-DNA1, Class M1A, 5.56%, (30-day average SOFR + 1.00%), 1/25/42(1)(3)	1,915	1,882,880
Series 2022-DNA2, Class M1A, 5.86%, (30-day average SOFR + 1.30%), 2/25/42(1)(3)	195	194,116
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R07, Class 1M1, 7.518%, (30-day average SOFR + 2.95%), 6/25/42(1)(3)	1,674	1,705,422
PNMAC GMSR Issuer Trust:
Series 2018-GT1, Class A, 7.695%, (1 mo. USD LIBOR + 2.85%), 2/25/25(1)(3)	500	502,052
Series 2022-GT1, Class A, 8.81%, (30-day average SOFR + 4.25%), 5/25/27(1)(3)	500	500,548
Total Collateralized Mortgage Obligations (identified cost $5,687,976)		$ 5,685,685

Commercial Mortgage-Backed Securities — 9.9%

Security	Principal Amount (000's omitted)	Value
BBCMS Mortgage Trust:
Series 2017-DELC, Class A, 5.659%, (1 mo. USD LIBOR + 0.975%), 8/15/36(1)(3)	$750	$ 742,861
Series 2017-DELC, Class B, 5.839%, (1 mo. USD LIBOR + 1.155%), 8/15/36(1)(3)	1,750	1,731,283
Series 2017-DELC, Class D, 6.509%, (1 mo. USD LIBOR + 1.825%), 8/15/36(1)(3)	1,000	983,328
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 5.862%, (1 mo. SOFR + 1.034%), 10/15/36(1)(3)	3,517	3,479,541
Series 2019-XL, Class B, 6.022%, (1 mo. SOFR + 1.194%), 10/15/36(1)(3)	897	880,847
Series 2021-VOLT, Class B, 5.634%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(3)	522	496,507
Series 2021-VOLT, Class C, 5.784%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(3)	246	232,478
Series 2021-VOLT, Class D, 6.334%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(3)	180	169,669
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class B, 5.934%, (1 mo. USD LIBOR + 1.25%), 12/15/37(1)(3)	1,852	1,812,694
CSMC:
Series 2018-SITE, Class A, 4.284%, 4/15/36(1)	1,050	1,014,522
Series 2022-NWPT, Class A, 7.97%, (1 mo. SOFR + 3.143%), 9/9/24(1)(3)	1,154	1,144,698
Extended Stay America Trust:
Series 2021-ESH, Class A, 5.765%, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(3)	3,423	3,323,491
Series 2021-ESH, Class C, 6.385%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(3)	301	291,760
Federal National Mortgage Association:
Series 2017-M13, Class A2, 2.932%, 9/25/27(2)	2,999	2,841,747
Series 2018-M4, Class A2, 3.086%, 3/25/28(2)	4,022	3,824,874
Series 2018-M13, Class A2, 3.744%, 9/25/30(2)	712	693,093
Series 2019-M1, Class A2, 3.547%, 9/25/28(2)	1,995	1,931,552
Series 2019-M22, Class A2, 2.522%, 8/25/29	5,697	5,141,891
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 5.834%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(3)	1,538	1,501,683
MHC Commercial Mortgage Trust:
Series 2021-MHC, Class A, 5.485%, (1 mo. USD LIBOR + 0.801%), 4/15/38(1)(3)	575	557,371
Series 2021-MHC, Class B, 5.785%, (1 mo. USD LIBOR + 1.101%), 4/15/38(1)(3)	750	721,109
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 6.334%, (1 mo. USD LIBOR + 1.65%), 5/15/36(1)(3)(5)	1,247	1,210,999
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	410	327,751

7
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
VMC Finance, LLC, Series 2021-HT1, Class A, 6.411%, (1 mo. USD LIBOR + 1.65%), 1/18/37(1)(3)	$235	$ 228,667
Total Commercial Mortgage-Backed Securities (identified cost $36,007,030)		$ 35,284,416

Corporate Bonds — 27.8%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.5%
Celanese US Holdings, LLC, 6.165%, 7/15/27	$1,750	$ 1,762,468
South32 Treasury, Ltd., 4.35%, 4/14/32(1)	204	182,086
		$ 1,944,554
Communications — 2.1%
AT&T, Inc.:
3.55%, 9/15/55	$833	$ 598,989
3.65%, 6/1/51	1,139	864,022
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	3,247	2,478,070
Comcast Corp.:
2.887%, 11/1/51	1,634	1,116,941
4.25%, 1/15/33	662	645,136
Rogers Communications, Inc., 4.55%, 3/15/52(1)	1,150	946,927
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	219	172,488
SES S.A., 5.30%, 4/4/43(1)	130	97,369
T-Mobile USA, Inc.:
2.25%, 11/15/31	367	300,707
2.55%, 2/15/31	145	122,963
		$ 7,343,612
Consumer, Cyclical — 2.8%
Aptiv PLC, 3.10%, 12/1/51	$1,035	$ 657,316
Aptiv PLC/Aptiv Corp., 3.25%, 3/1/32	459	400,184
Bath & Body Works, Inc., 6.625%, 10/1/30(1)	123	120,021
Delta Air Lines, Inc./SkyMiles IP, Ltd.:
4.50%, 10/20/25(1)	801	787,969
4.75%, 10/20/28(1)	801	773,644
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	1,470	1,047,185
Ford Motor Co., 3.25%, 2/12/32	1,178	927,518
Ford Motor Credit Co., LLC, 7.35%, 11/4/27	487	502,832
General Motors Co., 5.60%, 10/15/32	1,720	1,685,789
General Motors Financial Co., Inc., 4.30%, 4/6/29	671	624,297
Hyatt Hotels Corp.:
1.30%, 10/1/23	94	92,038
1.80%, 10/1/24	39	36,945
Security	Principal Amount (000’s omitted)	Value
Consumer, Cyclical (continued)
WarnerMedia Holdings, Inc.:
5.05%, 3/15/42(1)	$809	$ 677,407
5.141%, 3/15/52(1)	2,035	1,651,089
		$ 9,984,234
Consumer, Non-cyclical — 1.7%
Amgen, Inc., 5.65%, 3/2/53	$2,000	$ 2,083,433
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	851	781,474
Block Financial, LLC, 3.875%, 8/15/30	437	376,117
Centene Corp., 4.625%, 12/15/29	312	293,636
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32	220	171,502
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	190	163,777
CVS Health Corp., 4.30%, 3/25/28	136	133,637
CVS Pass-Through Trust, 6.036%, 12/10/28	145	148,370
Ford Foundation (The), 2.415%, 6/1/50	270	179,231
Kaiser Foundation Hospitals, 3.15%, 5/1/27	224	211,111
Merck & Co., Inc., 2.45%, 6/24/50	591	398,798
Pfizer, Inc., 2.625%, 4/1/30	460	415,472
Smithfield Foods, Inc., 2.625%, 9/13/31(1)	701	530,353
		$ 5,886,911
Energy — 0.1%
TerraForm Power Operating, LLC, 4.75%, 1/15/30(1)	$544	$ 488,656
		$ 488,656
Financial — 16.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25	$1,222	$ 1,231,833
Affiliated Managers Group, Inc., 3.30%, 6/15/30	244	211,008
Ally Financial, Inc., 8.00%, 11/1/31	807	848,045
American International Group, Inc., 5.125%, 3/27/33	910	905,098
American National Group, Inc., 6.144%, 6/13/32(1)	250	243,189
Ameriprise Financial, Inc., 5.15%, 5/15/33	1,678	1,674,679
Andrew W. Mellon Foundation (The), 0.947%, 8/1/27	300	262,213
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(6)	316	292,211
Aviation Capital Group, LLC, 6.25%, 4/15/28(1)(7)	693	693,541
Banco Santander S.A.:
1.722% to 9/14/26, 9/14/27(6)	1,000	873,928
4.175% to 3/24/27, 3/24/28(6)	200	187,941
5.294%, 8/18/27	600	591,026
Bank of America Corp.:
1.734% to 7/22/26, 7/22/27(6)	1,140	1,023,185
2.087% to 6/14/28, 6/14/29(6)	243	209,450
2.299% to 7/21/31, 7/21/32(6)	697	562,238

8
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Bank of America Corp.: (continued)
2.572% to 10/20/31, 10/20/32(6)	$227	$ 185,688
3.824% to 1/20/27, 1/20/28(6)	2,887	2,761,071
3.846% to 3/8/32, 3/8/37(6)	1,944	1,659,197
4.948% to 7/22/27, 7/22/28(6)	636	632,893
6.204% to 11/10/27, 11/10/28(6)	2,245	2,348,894
Bank of New York Mellon Corp. (The), 4.706% to 2/1/33, 2/1/34(6)	1,940	1,921,922
BNP Paribas S.A.:
7.75% to 8/16/29(1)(6)(8)	244	234,167
9.25% to 11/17/27(1)(6)(8)	207	210,727
Boston Properties, L.P., 2.45%, 10/1/33	1,225	825,569
Brookfield Finance, Inc., 4.70%, 9/20/47	485	419,623
CaixaBank S.A., 6.208% to 1/18/28, 1/18/29(1)(6)	800	805,627
Capital One Financial Corp.:
3.273% to 3/1/29, 3/1/30(6)	197	168,002
3.75%, 7/28/26	212	192,981
4.20%, 10/29/25	1,000	933,170
Charles Schwab Corp. (The), 2.45%, 3/3/27	530	475,600
CI Financial Corp.:
3.20%, 12/17/30	501	386,517
4.10%, 6/15/51	789	478,807
Citigroup, Inc.:
2.572% to 6/3/30, 6/3/31(6)	387	326,741
3.668% to 7/24/27, 7/24/28(6)	1,100	1,042,935
3.785% to 3/17/32, 3/17/33(6)	645	578,796
4.00% to 12/10/25(6)(8)	415	367,794
4.125%, 7/25/28	1,591	1,503,603
5.316% to 3/26/40, 3/26/41(6)	647	642,731
Corporate Office Properties, L.P., 2.90%, 12/1/33	197	137,615
EPR Properties, 4.95%, 4/15/28	692	578,533
Extra Space Storage, L.P., 2.55%, 6/1/31	300	243,736
F&G Annuities & Life, Inc., 7.40%, 1/13/28(1)	1,450	1,460,081
GA Global Funding Trust, 2.25%, 1/6/27(1)	553	482,985
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	1,039	819,543
Goldman Sachs Group, Inc. (The):
1.948% to 10/21/26, 10/21/27(6)	725	648,409
4.223% to 5/1/28, 5/1/29(6)	1,275	1,222,677
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	254	220,645
3.75%, 9/15/30(1)	2,300	1,739,789
6.00%, 4/15/25(1)	685	658,802
HSBC Holdings PLC:
6.161% to 3/9/28, 3/9/29(6)	1,811	1,863,563
7.39% to 11/3/27, 11/3/28(6)	519	552,834
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Huntington National Bank (The), 5.699% to 11/18/24, 11/18/25(6)	$438	$ 423,962
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	400	407,269
8.248% to 11/21/32, 11/21/33(1)(6)	1,649	1,749,837
Iron Mountain, Inc., 4.50%, 2/15/31(1)	310	266,693
JPMorgan Chase & Co.:
1.47% to 9/22/26, 9/22/27(6)	328	289,558
2.739% to 10/15/29, 10/15/30(6)	1,964	1,715,852
3.54% to 5/1/27, 5/1/28(6)	1,100	1,041,114
4.493% to 3/24/30, 3/24/31(6)	799	776,923
4.586% to 4/26/32, 4/26/33(6)	111	107,576
4.851% to 7/25/27, 7/25/28(6)	846	845,194
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	695	480,461
Macquarie Bank, Ltd., 6.798%, 1/18/33(1)	543	552,633
Metropolitan Life Global Funding I, 5.15%, 3/28/33(1)	541	545,899
Principal Financial Group, Inc., 4.625%, 9/15/42	308	268,993
Radian Group, Inc., 4.875%, 3/15/27	1,740	1,638,047
Societe Generale S.A.:
6.221% to 6/15/32, 6/15/33(1)(6)	255	237,315
9.375% to 11/22/27(1)(6)(8)	276	261,855
Standard Chartered PLC:
1.214% to 3/23/24, 3/23/25(1)(6)	200	191,604
1.456% to 1/14/26, 1/14/27(1)(6)	243	213,681
1.822% to 11/23/24, 11/23/25(1)(6)	200	186,214
Stifel Financial Corp., 4.00%, 5/15/30	438	385,121
Sun Communities Operating, L.P., 5.70%, 1/15/33	895	896,718
Swedbank AB, 5.337%, 9/20/27(1)	1,012	1,013,152
Synchrony Bank, 5.625%, 8/23/27	395	363,030
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(6)	373	321,940
5.625%, 2/15/28	611	548,902
Synovus Financial Corp., 5.90% to 2/7/24, 2/7/29(6)	365	297,469
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(6)	1,268	1,290,190
Truist Financial Corp., 5.10% to 3/1/30(6)(8)	232	204,289
UBS AG, 1.25%, 6/1/26(1)	236	207,538
UBS Group AG, 2.095% to 2/11/31, 2/11/32(1)(6)	745	578,878
Vornado Realty L.P., 3.40%, 6/1/31	500	346,374
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(6)	244	191,370
		$ 58,387,503
Government - Multinational — 1.4%
Asian Development Bank, 3.125%, 9/26/28	$291	$ 282,037
European Bank for Reconstruction & Development, 1.50%, 2/13/25	305	290,582

9
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Government - Multinational (continued)
European Investment Bank:
1.625%, 5/13/31	$585	$ 506,857
2.375%, 5/24/27	860	816,771
2.875%, 6/13/25(1)	1,942	1,897,012
Inter-American Development Bank, 0.875%, 4/3/25	241	226,135
International Bank for Reconstruction & Development, 3.125%, 11/20/25	861	843,536
		$ 4,862,930
Government - Regional — 0.2%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)	$600	$ 570,591
		$ 570,591
Industrial — 0.2%
Berry Global, Inc., 5.50%, 4/15/28(1)	$713	$ 711,027
		$ 711,027
Technology — 1.3%
Apple, Inc., 3.45%, 2/9/45	$936	$ 804,223
Intel Corp.:
5.625%, 2/10/43	534	547,717
5.70%, 2/10/53	468	478,173
Kyndryl Holdings, Inc., 2.70%, 10/15/28	895	750,384
Micron Technology, Inc., 2.703%, 4/15/32	2,200	1,762,896
Seagate HDD Cayman, 5.75%, 12/1/34	316	288,745
		$ 4,632,138
Utilities — 1.1%
AES Corp. (The), 2.45%, 1/15/31	$386	$ 314,622
Consolidated Edison Co. of New York, Inc., 4.00%, 11/15/57	420	338,618
Enel Finance International N.V., 1.375%, 7/12/26(1)	201	179,138
MidAmerican Energy Co., 4.25%, 7/15/49	1,016	910,122
New England Power Co., 5.936%, 11/25/52(1)	502	552,543
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	1,482	1,302,263
Northern States Power Co., 2.60%, 6/1/51	317	211,065
Terraform Global Operating, LLC, 6.125%, 3/1/26(1)	225	214,636
		$ 4,023,007
Total Corporate Bonds (identified cost $103,126,343)		$ 98,835,163

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(9)(10)	$250	$ 239,637
Total High Social Impact Investments (identified cost $250,000)		$ 239,637

Preferred Stocks — 0.1%

Security	Shares	Value
Wireless Telecommunication Services — 0.1%
United States Cellular Corp., 5.50%	16,250	$ 273,000
Total Preferred Stocks (identified cost $406,250)		$ 273,000

Sovereign Government Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/26	$934	$ 849,174
1.75%, 9/14/29	635	565,347
Total Sovereign Government Bonds (identified cost $1,563,463)		$ 1,414,521

Taxable Municipal Obligations — 0.9%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.3%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$1,300	$ 1,068,028
		$ 1,068,028
Special Tax Revenue — 0.1%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.984%, 6/1/33	$155	$ 132,553
Social Bonds, 3.034%, 6/1/34	110	93,049
		$ 225,602
Water and Sewer — 0.5%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$555	$ 529,253
San Diego County Water Authority, CA, Green Bonds, 1.951%, 5/1/34	185	142,241

10
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	$1,530	$ 1,290,096
		$ 1,961,590
Total Taxable Municipal Obligations (identified cost $3,929,667)		$ 3,255,220

U.S. Government Agencies and Instrumentalities — 0.1%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
3.435%, 8/1/34	$145	$ 133,719
3.485%, 8/1/35	85	77,231
3.585%, 8/1/37	150	134,821
Total U.S. Government Agencies and Instrumentalities (identified cost $412,234)		$ 345,771

U.S. Government Agency Mortgage-Backed Securities — 18.6%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Pool #QF7094, 5.00%, 2/1/53	$1,741	$ 1,739,502
Pool #SD8142, 3.00%, 4/1/51	246	222,052
Federal National Mortgage Association:
4.00%, 30-Year, TBA(11)	17,012	16,274,372
4.50%, 30-Year, TBA(11)	9,954	9,753,360
5.00%, 30-Year, TBA(11)	17,969	17,923,368
5.50%, 30-Year, TBA(11)	15,068	15,225,739
Pool #CB4029, 4.50%, 7/1/52	1,797	1,763,330
Pool #FS2662, 4.50%, 7/1/52	2,612	2,562,851
Pool #FM6803, 2.00%, 4/1/51	168	140,595
Pool #FM7023, 3.00%, 7/1/49	134	121,650
Government National Mortgage Association II:
Pool #CB2653, 2.50%, 3/20/51	243	211,542
Pool #CB8629, 2.50%, 4/20/51	359	312,029
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $65,306,114)		$ 66,250,390

U.S. Treasury Obligations — 43.2%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 8/15/50	$375	$ 225,425
1.875%, 2/15/41	1,340	1,003,351
1.875%, 11/15/51	442	301,173
2.00%, 11/15/41	3,812	2,879,692
2.00%, 2/15/50	355	251,828
2.00%, 8/15/51	150	105,577
2.25%, 2/15/52	1,115	832,174
2.375%, 2/15/42	9,147	7,360,655
3.00%, 8/15/52	244	214,415
3.25%, 5/15/42	2,100	1,938,727
3.375%, 8/15/42	850	798,469
4.00%, 11/15/42	8,161	8,385,428
4.00%, 11/15/52	4,718	5,008,452
U.S. Treasury Notes:
0.25%, 3/15/24	7,515	7,210,331
0.375%, 11/30/25	6,184	5,643,053
0.375%, 12/31/25	811	739,451
0.375%, 9/30/27	67	57,955
0.75%, 12/31/23	675	655,275
0.875%, 1/31/24	5,725	5,544,305
0.875%, 11/15/30	41	33,954
1.00%, 7/31/28	266	232,579
1.125%, 2/29/28	5,068	4,502,304
1.25%, 3/31/28	1,646	1,468,637
1.25%, 4/30/28	65	57,894
1.25%, 6/30/28	375	332,952
1.375%, 9/30/23	3,636	3,577,343
1.375%, 10/31/28	898	796,957
1.375%, 11/15/31	171	144,381
1.50%, 1/31/27	626	576,482
1.75%, 5/15/23	3,200	3,188,881
1.875%, 2/28/27	100	93,334
1.875%, 2/15/32	1,666	1,462,631
2.125%, 3/31/24	10,000	9,759,846
2.50%, 4/30/24	6,821	6,671,073
2.75%, 4/30/27	9,146	8,817,137
2.75%, 8/15/32	3,686	3,469,735
2.875%, 4/30/29	1,645	1,579,907
2.875%, 5/15/32	4,584	4,362,824
3.125%, 8/31/27	800	782,688
3.125%, 8/31/29	479	466,370
3.25%, 8/31/24	1,900	1,871,574
3.25%, 6/30/27	3,625	3,563,403
3.50%, 1/31/28	7,893	7,852,918

11
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
3.875%, 11/30/27	$1,998	$ 2,019,112
3.875%, 12/31/27	5,265	5,321,455
3.875%, 9/30/29	785	798,094
4.00%, 2/29/28(12)	1,715	1,746,151
4.125%, 1/31/25	4,350	4,349,320
4.125%, 11/15/32	13,027	13,690,563
4.25%, 12/31/24(12)	4,950	4,955,124
4.50%, 11/30/24	5,767	5,790,654
Total U.S. Treasury Obligations (identified cost $155,785,785)		$153,492,013

Short-Term Investments — 4.9%
Affiliated Fund — 3.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(13)	10,633,970	$ 10,633,970
Total Affiliated Fund (identified cost $10,633,970)		$ 10,633,970
Securities Lending Collateral — 1.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(14)	6,747,694	$ 6,747,694
Total Securities Lending Collateral (identified cost $6,747,694)		$ 6,747,694
Total Short-Term Investments (identified cost $17,381,664)		$ 17,381,664
Total Investments — 119.6% (identified cost $433,713,596)		$425,327,813
Other Assets, Less Liabilities — (19.6)%		$ (69,662,896)
Net Assets — 100.0%		$ 355,664,917

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2023, the aggregate value of these securities is $94,910,760 or 26.7% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2023.
(3)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2023.
(4)	Step coupon security. The interest rate disclosed is that which is in effect on March 31, 2023.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 8).
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	When-issued security.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	May be deemed to be an affiliated company (see Note 8).
(10)	Restricted security. Total market value of restricted securities amounts to $239,637, which represents 0.1% of the net assets of the Fund as of March 31, 2023.
(11)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(12)	All or a portion of this security was on loan at March 31, 2023. The aggregate market value of securities on loan at March 31, 2023 was $6,566,537.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.
(14)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	37	Long	6/30/23	$7,638,766	$44,827
U.S. 10-Year Treasury Note	6	Long	6/21/23	689,531	18,192
12
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Futures Contracts — continued
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
U.S. Long Treasury Bond	51	Long	6/21/23	$ 6,688,969	$ 276,063
U.S. Ultra 10-Year Treasury Note	69	Long	6/21/23	8,358,703	175,853
U.S. Ultra-Long Treasury Bond	3	Long	6/21/23	423,375	2,401
U.S. 2-Year Treasury Note	(55)	Short	6/30/23	(11,354,922)	23,956
U.S. 5-Year Treasury Note	(91)	Short	6/30/23	(9,965,211)	(80,811)
					$460,481
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$250,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
USD	– United States Dollar
13
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2023
Statement of Assets and Liabilities (Unaudited)

March 31, 2023
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $421,638,031) - including $6,566,537 of securities on loan	$ 413,243,207
Investments in securities of affiliated issuers, at value (identified cost $12,075,565)	12,084,606
Receivable for variation margin on open futures contracts	69,917
Deposits at broker for futures contracts	624,241
Deposits for forward commitment securities	810,000
Receivable for investments sold	1,773,699
Receivable for capital shares sold	2,725,377
Interest receivable	2,591,394
Dividends and interest receivable - affiliated	41,561
Securities lending income receivable	1,032
Receivable from affiliate	36,658
Trustees' deferred compensation plan	45,829
Total assets	$434,047,521
Liabilities
Cash collateral due to brokers	$ 810,000
Due to custodian	283,426
Payable for investments purchased	10,506,986
Payable for when-issued/forward commitment securities	58,875,628
Payable for capital shares redeemed	895,235
Distributions payable	6,284
Deposits for securities loaned	6,747,694
Payable to affiliates:
Investment advisory fee	85,365
Administrative fee	34,693
Distribution and service fees	9,631
Sub-transfer agency fee	1,897
Trustees' deferred compensation plan	45,829
Accrued expenses	79,936
Total liabilities	$ 78,382,604
Net Assets	$355,664,917
Sources of Net Assets
Paid-in capital	$ 368,947,809
Accumulated loss	(13,282,892)
Net Assets	$355,664,917
Class A Shares
Net Assets	$ 46,721,769
Shares Outstanding	2,906,538
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 16.07
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 16.61
14
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2023
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2023
Class I Shares
Net Assets	$ 308,943,148
Shares Outstanding	19,193,278
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 16.10

On sales of $100,000 or more, the offering price of Class A shares is reduced.
15
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2023
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2023
Investment Income
Dividend income	$ 11,172
Dividend income - affiliated issuers	211,111
Interest and other income	4,751,272
Interest income - affiliated issuers	40,174
Securities lending income, net	4,918
Total investment income	$ 5,018,647
Expenses
Investment advisory fee	$ 372,822
Administrative fee	149,129
Distribution and service fees:
Class A	54,641
Trustees' fees and expenses	9,912
Custodian fees	7,407
Transfer agency fees and expenses	115,900
Accounting fees	30,230
Professional fees	23,795
Registration fees	40,252
Reports to shareholders	10,829
Miscellaneous	13,342
Total expenses	$ 828,259
Waiver and/or reimbursement of expenses by affiliate	$ (170,635)
Net expenses	$ 657,624
Net investment income	$ 4,361,023
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (1,989,627)
Investment securities - affiliated issuers	18,188
Futures contracts	(714,020)
Net realized loss	$ (2,685,459)
Change in unrealized appreciation (depreciation):
Investment securities	$ 8,669,381
Investment securities - affiliated issuers	(2,779)
Futures contracts	1,080,147
Net change in unrealized appreciation (depreciation)	$ 9,746,749
Net realized and unrealized gain	$ 7,061,290
Net increase in net assets from operations	$11,422,313
16
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2023
Statements of Changes in Net Assets

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 4,361,023	$ 2,353,310
Net realized loss	(2,685,459)	(2,541,718)
Net change in unrealized appreciation (depreciation)	9,746,749	(20,526,211)
Net increase (decrease) in net assets from operations	$ 11,422,313	$ (20,714,619)
Distributions to shareholders:
Class A	$ (700,021)	$ (3,017,866)
Class I	(3,608,028)	(3,480,801)
Total distributions to shareholders	$ (4,308,049)	$ (6,498,667)
Capital share transactions:
Class A	$ 2,256,235	$ 2,778,657
Class I	170,439,047	107,244,001
Net increase in net assets from capital share transactions	$172,695,282	$110,022,658
Net increase in net assets	$179,809,546	$ 82,809,372
Net Assets
At beginning of period	$ 175,855,371	$ 93,045,999
At end of period	$355,664,917	$175,855,371
17
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2023
Financial Highlights

	Class A
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 15.59	$ 19.49	$ 19.97	$ 18.45	$ 16.07	$ 17.10
Income (Loss) From Operations
Net investment income(1)	$ 0.26	$ 0.29	$ 0.30	$ 0.51	$ 0.56	$ 0.55
Net realized and unrealized gain (loss)	0.47	(3.03)	0.06	1.53	2.39	(1.03)
Total income (loss) from operations	$ 0.73	$ (2.74)	$ 0.36	$ 2.04	$ 2.95	$ (0.48)
Less Distributions
From net investment income	$ (0.25)	$ (0.30)	$ (0.30)	$ (0.52)	$ (0.57)	$ (0.55)
From net realized gain	—	(0.86)	(0.54)	—	—	—
Total distributions	$ (0.25)	$ (1.16)	$ (0.84)	$ (0.52)	$ (0.57)	$ (0.55)
Net asset value — End of period	$ 16.07	$ 15.59	$ 19.49	$ 19.97	$ 18.45	$ 16.07
Total Return(2)	4.73% (3)	(14.78)%	1.79%	11.21%	18.81%	(2.83)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$46,722	$43,106	$50,647	$52,965	$51,709	$47,010
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.87% (5)	0.91%	0.97%	1.05%	1.14%	1.13%
Net expenses	0.73% (5)(6)	0.74% (6)	0.80%	0.92%	0.92%	0.92%
Net investment income	3.24% (5)	1.65%	1.52%	2.70%	3.33%	3.31%
Portfolio Turnover	79% (3)(7)	175% (7)	195% (7)	52%	43%	51%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022, respectively).
(7)	Includes the effect of To Be Announced (TBA) transactions.
18
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2023
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 15.61	$ 19.51	$ 20.00	$ 18.47	$ 16.08	$ 17.11
Income (Loss) From Operations
Net investment income(1)	$ 0.28	$ 0.35	$ 0.36	$ 0.56	$ 0.60	$ 0.62
Net realized and unrealized gain (loss)	0.48	(3.04)	0.04	1.54	2.41	(1.05)
Total income (loss) from operations	$ 0.76	$ (2.69)	$ 0.40	$ 2.10	$ 3.01	$ (0.43)
Less Distributions
From net investment income	$ (0.27)	$ (0.35)	$ (0.35)	$ (0.57)	$ (0.62)	$ (0.60)
From net realized gain	—	(0.86)	(0.54)	—	—	—
Total distributions	$ (0.27)	$ (1.21)	$ (0.89)	$ (0.57)	$ (0.62)	$ (0.60)
Net asset value — End of period	$ 16.10	$ 15.61	$ 19.51	$ 20.00	$ 18.47	$ 16.08
Total Return(2)	4.92% (3)	(14.55)%	1.99%	11.53%	19.14%	(2.57)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$308,943	$132,749	$42,399	$54,009	$33,302	$19,212
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.62% (5)	0.66%	0.72%	0.80%	0.87%	0.89%
Net expenses	0.48% (5)(6)	0.49% (6)	0.55%	0.67%	0.63%	0.55%
Net investment income	3.54% (5)	2.07%	1.81%	2.93%	3.53%	3.72%
Portfolio Turnover	79% (3)(7)	175% (7)	195% (7)	52%	43%	51%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022, respectively).
(7)	Includes the effect of To Be Announced (TBA) transactions.
19
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Core Bond Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek total return with an emphasis on income. The Fund invests primarily in investment grade, U.S. dollar denominated securities.
The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.75% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
20

Calvert
Core Bond Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 42,870,333	$ —	$ 42,870,333
Collateralized Mortgage Obligations	—	5,685,685	—	5,685,685
Commercial Mortgage-Backed Securities	—	35,284,416	—	35,284,416
Corporate Bonds	—	98,835,163	—	98,835,163
High Social Impact Investments	—	239,637	—	239,637
Preferred Stocks	273,000	—	—	273,000
Sovereign Government Bonds	—	1,414,521	—	1,414,521
Taxable Municipal Obligations	—	3,255,220	—	3,255,220
U.S. Government Agencies and Instrumentalities	—	345,771	—	345,771
U.S. Government Agency Mortgage-Backed Securities	—	66,250,390	—	66,250,390
U.S. Treasury Obligations	—	153,492,013	—	153,492,013
Short-Term Investments:
Affiliated Fund	10,633,970	—	—	10,633,970
Securities Lending Collateral	6,747,694	—	—	6,747,694
Total Investments	$17,654,664	$407,673,149	$ —	$425,327,813
Futures Contracts	$ 541,292	$ —	$ —	$ 541,292
Total	$18,195,956	$407,673,149	$ —	$425,869,105
Liability Description
Futures Contracts	$ (80,811)	$ —	$ —	$ (80,811)
Total	$ (80,811)	$ —	$ —	$ (80,811)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class.
D  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
21

Calvert
Core Bond Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

E  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
K  Interim Financial Statements— The interim financial statements relating to March 31, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.30% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2023, the investment advisory fee amounted to $372,822.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2023, the investment advisory fee paid was reduced by $8,936 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.74% and 0.49% for Class A and Class I, respectively, of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2024. For the six months ended March 31, 2023, CRM waived or reimbursed expenses of $161,699.
22

Calvert
Core Bond Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A and Class I and is payable monthly. For the six months ended March 31, 2023, CRM was paid administrative fees of $149,129.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2023 amounted to $54,641 for Class A shares.
The Fund was informed that EVD received $4,487 as its portion of the sales charge on sales of Class A shares and no contingent deferred sales charges paid by Fund shareholders for the six months ended March 31, 2023.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2023, sub-transfer agency fees and expenses incurred to EVM amounted to $8,392 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 ($30,000 prior to January 1, 2023) annual fee, Committee chairs receive an additional $15,000 ($6,000 prior to January 1, 2023) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2023, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including paydowns, were $126,654,529 and $39,226,777, respectively. Purchases and sales of U.S. government and agency securities, including paydowns and TBA transactions, were $302,640,226 and $175,774,481, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $3,289,575 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2022, $2,691,685 are short-term and $597,890 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$433,758,291
Gross unrealized appreciation	$ 2,961,271
Gross unrealized depreciation	(10,931,268)
Net unrealized depreciation	$ (7,969,997)
5  Financial Instruments
A summary of futures contracts outstanding at March 31, 2023 is included in the Schedule of Investments.
During the six months ended March 31, 2023, the Fund used futures contracts to hedge interest rate risk and to manage duration.
23

Calvert
Core Bond Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

At March 31, 2023, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Accumulated loss	$541,292 (1)	$(80,811) (1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2023 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ (714,020)	$ 1,080,147
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended March 31, 2023 was approximately $18,988,000 and $10,208,000, respectively.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2023, the total value of securities on loan, including accrued interest, was $6,624,207 and the total value of collateral received was $6,747,694, comprised of cash.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2023.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
U.S. Treasury Obligations	$6,747,694	$ —	$ —	$ —	$6,747,694
The carrying amount of the liability for deposits for securities loaned at March 31, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2023.
24

Calvert
Core Bond Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2023. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2023.
8  Affiliated Investments
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM serves on the CIC Board. In addition, a director/trustee on the Fund Board serves as a director emeritus on the CIC Board.
In addition to the Notes, the Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At March 31, 2023, the value of the Fund's investment in the Notes and in issuers and funds that may be deemed to be affiliated was $12,084,606, which represents 3.4% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 3.518%, (1 mo. USD LIBOR + 0.70%), 11/15/34	$ 189,873	$ —	$ (191,000)	$ —	$ 1,127	$ —	$ 261	$ —
Series 2017-CLS, Class B, 3.668%, (1 mo. USD LIBOR + 0.85%), 11/15/34	635,861	—	(640,000)	4,393	(256)	—	914	—
Series 2017-CLS, Class D, 4.218%, (1 mo. USD LIBOR + 1.40%), 11/15/34	1,101,652	—	(1,110,000)	13,795	(5,452)	—	1,825	—
Series 2019-BPR, Class A, 6.334%, (1 mo. USD LIBOR + 1.65%), 5/15/36	1,216,422	—	—	—	(5,645)	1,210,999	35,299	1,246,790
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	232,190	—	—	—	7,447	239,637	1,875	250,000
Short-Term Investments
Liquidity Fund	9,608,995	110,408,907	(109,383,932)	—	—	10,633,970	211,111	10,633,970
Total				$18,188	$ (2,779)	$12,084,606	$251,285

(1)	Restricted security.
9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
25

Calvert
Core Bond Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares were as follows:
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	527,878	$ 8,375,419	756,941	$ 13,071,927
Reinvestment of distributions	42,221	667,917	158,443	2,874,105
Shares redeemed	(429,173)	(6,787,101)	(748,901)	(13,167,375)
Net increase	140,926	$ 2,256,235	166,483	$ 2,778,657
Class I
Shares sold	13,163,515	$ 209,723,766	7,981,369	$ 135,341,110
Reinvestment of distributions	227,073	3,607,757	197,200	3,480,572
Shares redeemed	(2,702,069)	(42,892,476)	(1,846,851)	(31,577,681)
Net increase	10,688,519	$170,439,047	6,331,718	$107,244,001
At March 31, 2023, Calvert Conservative Allocation Fund and Calvert Moderate Allocation Fund owned 3.0% and 3.2%, respectively, of the value of the outstanding shares of the Fund.
10  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
26

Calvert
Core Bond Fund
March 31, 2023
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
Theodore H. Eliopoulos*(1)
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
Anthony A. Williams
*Interested Trustee and President
(1)Mr. Eliopoulos began serving as Trustee effective December 30, 2022.
27

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

28

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
29

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
30

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24182     3.31.23

Calvert
Income Fund
Semiannual Report
March 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2023
Calvert
Income Fund

Calvert
Income Fund
March 31, 2023
Performance

Portfolio Manager(s) Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/12/1982	10/12/1982	6.14%	(6.00)%	1.69%	2.05%
Class A with 3.25% Maximum Sales Charge	—	—	2.71	(9.03)	1.02	1.71
Class C at NAV	07/31/2000	10/12/1982	5.75	(6.72)	0.91	1.44
Class C with 1% Maximum Deferred Sales Charge	—	—	4.75	(7.62)	0.91	1.44
Class I at NAV	02/26/1999	10/12/1982	6.26	(5.75)	1.94	2.44
Class R6 at NAV	02/01/2023	10/12/1982	6.28	(5.74)	1.94	2.44

Bloomberg U.S. Credit Index	—	—	7.00%	(5.31)%	1.54%	2.18%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
	0.91%	1.66%	0.66%	0.60%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Income Fund
March 31, 2023
Fund Profile

Asset Allocation (% of total investments)
Credit Quality (% of bond and loan holdings)[1]

Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”)), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of an issuance based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P, Fitch or Kroll (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
3

Calvert
Income Fund
March 31, 2023
Endnotes and Additional Disclosures

[1]	Bloomberg U.S. Credit Index measures the performance of investment-grade U.S. corporate securities and government-related bonds with a maturity of one year or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Calvert
Income Fund
March 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/22)	Ending Account Value (3/31/23)	Expenses Paid During Period (10/1/22 – 3/31/23)	Annualized Expense Ratio
Actual *
Class A	$1,000.00	$1,061.40	$4.78	0.93%
Class C	$1,000.00	$1,057.50	$8.57	1.67%
Class I	$1,000.00	$1,062.60	$3.45	0.67%
Class R6	$1,000.00	$ 984.00	$0.98	0.61%
Hypothetical **
(5% return per year before expenses)
Class A	$1,000.00	$1,020.29	$4.68	0.93%
Class C	$1,000.00	$1,016.60	$8.40	1.67%
Class I	$1,000.00	$1,021.59	$3.38	0.67%
Class R6	$1,000.00	$1,021.89	$3.07	0.61%

*	Class R6 had not commenced operations on October 1, 2022. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period); 59/365 for Class R6 (to reflect the period from the commencement of operations on February 1, 2023 to March 31, 2023). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2022 (February 1, 2023 for Class R6).
**	Hypothetical expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2022 (February 1, 2023 for Class R6).
5

Calvert
Income Fund
March 31, 2023
Schedule of Investments (Unaudited)

Asset-Backed Securities — 12.6%

Security	Principal Amount (000's omitted)*		Value
AASET US, Ltd., Series 2018-1A, Class C, 6.413%, 1/16/38(1)(2)		490	$ 54,144
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)		647	613,919
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)		2,507	1,931,238
Cologix Canadian Issuer, L.P., Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	2,700	1,851,803
Cologix Data Centers US Issuer, LLC:
Series 2021-1A, Class B, 3.79%, 12/26/51(1)		4,000	3,574,574
Series 2021-1A, Class C, 5.99%, 12/26/51(1)		2,900	2,471,756
Conn's Receivables Funding, LLC:
Series 2021-A, Class C, 4.59%, 5/15/26(1)		6,431	6,226,754
Series 2022-A, Class B, 9.52%, 12/15/26(1)		3,432	3,420,908
Series 2022-A, Class C, 0.00%, 12/15/26(1)		2,600	2,205,164
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)		1,050	915,857
Diamond Infrastructure Funding, LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)		757	606,779
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)		1,191	1,144,651
ExteNet, LLC:
Series 2019-1A, Class B, 4.14%, 7/26/49(1)		1,913	1,827,324
Series 2019-1A, Class C, 5.219%, 7/26/49(1)		3,110	2,923,854
FMC GMSR Issuer Trust:
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(3)		3,360	2,889,090
Series 2022-GT2, Class B, 10.07%, 7/25/27(1)		2,000	1,902,432
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)		1,352	1,240,398
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)		1,769	1,543,560
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)		1,135	1,058,330
Lunar Aircraft, Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)		353	238,847
Series 2020-1A, Class C, 6.413%, 2/15/45(1)		234	119,846
Mosaic Solar Loan Trust:
Series 2020-1A, Class B, 3.10%, 4/20/46(1)		104	89,616
Series 2022-2A, Class D, 8.29%, 1/21/53(1)		3,583	3,474,375
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)		2,599	2,217,996
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)		466	419,671
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)		3,621	3,308,859
Oportun Issuance Trust, Series 2021-C, Class C, 3.61%, 10/8/31(1)		1,175	1,027,080
Security	Principal Amount (000's omitted)*	Value
Pagaya AI Debt Selection Trust:
Series 2021-3, Class C, 3.27%, 5/15/29(1)	5,900	$ 5,121,422
Series 2021-5, Class C, 3.93%, 8/15/29(1)	4,015	3,459,938
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	2,268	2,204,899
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	2,491	2,165,670
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	640	539,540
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	1,369	1,086,236
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	4,750	4,357,493
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	357	348,872
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	2,912	2,694,704
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	1,949	1,914,699
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	720	688,345
Sunnova Helios II Issuer, LLC, Series 2021-B, Class B, 2.01%, 7/20/48(1)	2,029	1,625,059
Sunnova Helios V Issuer, LLC, Series 2021-A, Class B, 3.15%, 2/20/48(1)	1,863	1,478,390
Sunnova Helios X Issuer, LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	3,901	3,675,023
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)	875	714,825
Sunnova Sol Issuer, LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)	721	629,671
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	402	362,787
Theorem Funding Trust, Series 2021-1A, Class B, 1.84%, 12/15/27(1)	928	879,113
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	360	347,249
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	2,545	2,158,960
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	658	478,200
Series 2020-A, Class C, 6.657%, 3/15/45(1)	321	206,771
Total Asset-Backed Securities (identified cost $94,974,882)		$ 86,436,691

Collateralized Mortgage Obligations — 4.8%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1C, 7.51%, (30-day average SOFR + 2.95%), 3/25/31(1)(4)	$1,130	$ 1,121,869

6
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.: (continued)
Series 2021-3A, Class M1B, 5.96%, (30-day average SOFR + 1.40%), 9/25/31(1)(4)	$4,195	$ 4,022,091
Eagle Re, Ltd., Series 2021-2, Class M1C, 8.01%, (30-day average SOFR + 3.45%), 4/25/34(1)(4)	2,810	2,829,030
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-DNA3, Class B2, 12.995%, (1 mo. USD LIBOR + 8.15%), 7/25/49(1)(4)	500	526,716
Series 2019-HQA4, Class B1, 7.795%, (1 mo. USD LIBOR + 2.95%), 11/25/49(1)(4)	904	899,262
Series 2020-DNA6, Class B1, 7.56%, (30-day average SOFR + 3.00%), 12/25/50(1)(4)	900	861,460
Series 2020-HQA2, Class B1, 8.945%, (1 mo. USD LIBOR + 4.10%), 3/25/50(1)(4)	1,748	1,785,025
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 9.195%, (1 mo. USD LIBOR + 4.35%), 7/25/31(1)(4)	1,295	1,340,489
Series 2019-R02, Class 1B1, 8.995%, (1 mo. USD LIBOR + 4.15%), 8/25/31(1)(4)	530	542,024
Series 2019-R02, Class 1M2, 7.145%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(4)	46	45,902
Series 2019-R03, Class 1B1, 8.945%, (1 mo. USD LIBOR + 4.10%), 9/25/31(1)(4)	1,050	1,076,031
Series 2019-R06, Class 2B1, 8.595%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(4)	2,054	2,010,206
Series 2019-R07, Class 1B1, 8.245%, (1 mo. USD LIBOR + 3.40%), 10/25/39(1)(4)	4,664	4,608,447
Series 2020-R02, Class 2B1, 7.845%, (1 mo. USD LIBOR + 3.00%), 1/25/40(1)(4)	1,497	1,416,630
Series 2021-R01, Class 1B2, 10.56%, (30-day average SOFR + 6.00%), 10/25/41(1)(4)	4,457	4,132,657
Series 2021-R02, Class 2B1, 7.86%, (30-day average SOFR + 3.30%), 11/25/41(1)(4)	543	512,357
Home Re, Ltd.:
Series 2021-1, Class M1C, 7.145%, (1 mo. USD LIBOR + 2.30%), 7/25/33(1)(4)	1,030	1,025,407
Series 2021-1, Class M2, 7.695%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(4)	4,340	4,251,722
Total Collateralized Mortgage Obligations (identified cost $33,777,403)		$ 33,007,325

Commercial Mortgage-Backed Securities — 7.4%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(3)	$11,165	$ 7,979,999
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(3)	4,545	3,023,612
Security	Principal Amount (000's omitted)	Value
BBCMS Mortgage Trust:
Series 2017-DELC, Class E, 7.309%, (1 mo. USD LIBOR + 2.625%), 8/15/36(1)(4)	$1,390	$ 1,365,426
Series 2017-DELC, Class F, 8.309%, (1 mo. USD LIBOR + 3.625%), 8/15/36(1)(4)	3,600	3,501,591
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D, 6.334%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(4)	5,508	5,191,135
CIM Retail Portfolio Trust, Series 2021-RETL, Class F, 9.535%, (1 mo. USD LIBOR + 4.85%), 8/15/36(1)(4)	2,932	2,876,332
CSMC:
Series 2020-TMIC, Class A, 8.184%, (1 mo. USD LIBOR + 3.50%), 12/15/35(1)(4)	3,385	3,355,626
Series 2022-CNTR, Class A, 8.772%, (1 mo. SOFR + 3.944%), 1/15/24(1)(4)	1,333	1,198,460
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 8.095%, (1 mo. USD LIBOR + 3.25%), 10/25/49(1)(4)	2,523	2,321,867
Series 2020-01, Class M10, 8.595%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(4)	3,185	2,962,821
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	2,485	438,354
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(3)	1,120	87,612
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class B, 7.034%, (1 mo. USD LIBOR + 2.35%), 5/15/36(1)(4)(5)	6,576	6,331,957
Series 2019-BPR, Class C, 7.984%, (1 mo. USD LIBOR + 3.30%), 5/15/36(1)(4)(5)	3,045	2,876,912
VMC Finance, LLC, Series 2021-HT1, Class B, 9.261%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(4)	7,908	7,468,091
Total Commercial Mortgage-Backed Securities (identified cost $59,354,149)		$ 50,979,795

Corporate Bonds — 65.7%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.8%
Celanese US Holdings, LLC, 6.165%, 7/15/27	3,306	$ 3,329,553
South32 Treasury, Ltd., 4.35%, 4/14/32(1)	2,596	2,317,135
		$ 5,646,688
Communications — 4.9%
AT&T, Inc.:
3.10%, 2/1/43	1,650	$ 1,227,552
3.55%, 9/15/55	7,729	5,557,726
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	7,960	6,074,974

7
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Communications (continued)
Comcast Corp.:
2.887%, 11/1/51	2,396	$ 1,637,816
2.937%, 11/1/56	1,399	932,873
Discovery Communications, LLC, 5.20%, 9/20/47	1,870	1,551,368
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	2,435	1,301,434
NBCUniversal Media, LLC, 4.45%, 1/15/43	1,710	1,563,849
Nokia Oyj:
4.375%, 6/12/27	1,750	1,674,724
6.625%, 5/15/39	2,700	2,697,381
Rogers Communications, Inc., 4.55%, 3/15/52(1)	4,750	3,911,221
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	1,378	1,085,337
SES S.A., 5.30%, 4/4/43(1)	820	614,175
T-Mobile USA, Inc.:
2.55%, 2/15/31	2,240	1,899,559
4.50%, 4/15/50	2,560	2,231,662
		$ 33,961,651
Consumer, Cyclical — 8.1%
American Airlines Pass-Through Trust, 4.40%, 3/22/25	309	$ 304,052
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	3,341	3,292,027
5.75%, 4/20/29(1)	1,506	1,446,213
Aptiv PLC, 3.10%, 12/1/51	5,384	3,419,312
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)	1,575	1,536,854
6.875%, 11/1/35	1,690	1,525,033
7.60%, 7/15/37	802	693,361
Brunswick Corp., 5.10%, 4/1/52	5,210	3,843,763
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	4,011	4,091,220
Delta Air Lines, Inc./SkyMiles IP, Ltd.:
4.50%, 10/20/25(1)	2,800	2,754,748
4.75%, 10/20/28(1)	2,475	2,390,474
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	4,278	3,047,522
Ford Motor Co.:
3.25%, 2/12/32	2,879	2,266,828
4.75%, 1/15/43	2,483	1,907,490
Ford Motor Credit Co., LLC, 7.35%, 11/4/27	1,779	1,836,835
General Motors Co.:
5.15%, 4/1/38	3,000	2,708,812
5.60%, 10/15/32	1,416	1,387,835
General Motors Financial Co., Inc., 2.70%, 6/10/31	726	582,180
Hyatt Hotels Corp., 1.80%, 10/1/24	3,824	3,622,556
Lithia Motors, Inc.:
3.875%, 6/1/29(1)(6)	1,205	1,043,843
4.375%, 1/15/31(1)(6)	2,721	2,347,284
Security	Principal Amount* (000’s omitted)	Value
Consumer, Cyclical (continued)
Macy's Retail Holdings, LLC:
4.30%, 2/15/43	1,500	$ 926,268
5.875%, 4/1/29(1)(6)	2,231	2,066,263
Marriott International, Inc., 4.90%, 4/15/29	1,650	1,636,356
WarnerMedia Holdings, Inc.:
5.141%, 3/15/52(1)	4,937	4,005,615
5.391%, 3/15/62(1)	1,231	996,483
		$ 55,679,227
Consumer, Non-cyclical — 4.0%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	732	$ 680,685
4.25%, 11/1/29(1)	4,166	3,825,639
5.55%, 5/30/33(1)	500	494,539
Block Financial, LLC, 3.875%, 8/15/30	3,362	2,893,607
Centene Corp.:
2.50%, 3/1/31	1,700	1,378,190
3.375%, 2/15/30	1,171	1,022,686
4.25%, 12/15/27	1,068	1,030,043
4.625%, 12/15/29	1,226	1,153,838
CVS Pass-Through Trust, 6.036%, 12/10/28	1,571	1,604,001
Ford Foundation (The), 2.415%, 6/1/50	1,695	1,125,169
Humana, Inc., 5.50%, 3/15/53	2,000	2,038,370
Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(1)(6)	3,003	2,607,933
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)(6)	1,768	1,441,438
Perrigo Finance Unlimited Co., 4.40%, 6/15/30	2,916	2,621,579
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	2,227	1,684,874
3.00%, 10/15/30(1)	238	190,071
5.20%, 4/1/29(1)	1,625	1,519,152
		$ 27,311,814
Energy — 1.3%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)	2,198	$ 2,002,455
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	939	911,173
NuStar Logistics, L.P.:
5.625%, 4/28/27	1,077	1,021,158
6.375%, 10/1/30	1,510	1,450,521
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	1,354	1,216,252
5.00%, 1/31/28(1)	2,524	2,400,964
		$ 9,002,523

8
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Financial — 38.2%
AerCap Holdings N.V., 5.875% to 10/10/24, 10/10/79(6)(7)	504	$ 459,724
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.15%, 10/29/23	1,500	1,454,712
1.65%, 10/29/24	517	483,967
1.75%, 10/29/24	1,445	1,347,274
Affiliated Managers Group, Inc., 3.30%, 6/15/30	4,003	3,461,742
Air Lease Corp.:
2.875%, 1/15/26	1,162	1,084,249
2.875%, 1/15/32	1,761	1,456,230
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	2,600	2,413,970
Ally Financial, Inc., 8.00%, 11/1/31	4,855	5,101,929
American Assets Trust, L.P., 3.375%, 2/1/31	4,214	3,389,115
American International Group, Inc., 5.125%, 3/27/33	2,605	2,590,969
American National Group, Inc., 6.144%, 6/13/32(1)	2,600	2,529,170
Ameriprise Financial, Inc., 5.15%, 5/15/33	2,168	2,163,709
Assurant, Inc., 6.10%, 2/27/26	1,138	1,161,288
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(7)	2,114	1,954,854
Aviation Capital Group, LLC, 6.25%, 4/15/28(1)(8)	1,920	1,921,500
Banco Mercantil del Norte S.A.:
7.625% to 1/10/28(1)(7)(9)	495	438,446
8.375% to 10/14/30(1)(7)(9)	1,195	1,110,454
Banco Santander S.A.:
1.722% to 9/14/26, 9/14/27(7)	1,800	1,573,070
3.80%, 2/23/28	2,460	2,278,156
4.175% to 3/24/27, 3/24/28(7)	400	375,881
Bank Leumi Le-Israel BM, 7.129% to 4/18/28, 7/18/33(1)(7)(10)	2,137	2,079,301
Bank of America Corp.:
2.456% to 10/22/24, 10/22/25(6)(7)	1,900	1,809,999
3.846% to 3/8/32, 3/8/37(7)	11,897	10,154,049
4.376% to 4/27/27, 4/27/28(7)	2,462	2,383,486
Series Z, 6.50% to 10/23/24(6)(7)(9)	2,430	2,430,000
BBVA Bancomer S.A./Texas, 5.125% to 1/18/28, 1/18/33(1)(7)	3,947	3,379,737
BNP Paribas S.A.:
1.675% to 6/30/26, 6/30/27(1)(7)	3,841	3,383,506
4.625% to 2/25/31(1)(6)(7)(9)	967	725,115
7.75% to 8/16/29(1)(7)(9)	1,714	1,644,926
9.25% to 11/17/27(1)(7)(9)	1,314	1,337,655
BPCE S.A., 3.648% to 1/14/32, 1/14/37(1)(7)	1,261	992,108
Bread Financial Holdings, Inc., 4.75%, 12/15/24(1)	3,109	2,783,151
Broadstone Net Lease, LLC, 2.60%, 9/15/31	2,073	1,504,733
Brookfield Finance, Inc., 4.70%, 9/20/47	3,500	3,028,208
CaixaBank S.A., 6.208% to 1/18/28, 1/18/29(1)(7)	2,880	2,900,258
Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Capital One Financial Corp.:
3.273% to 3/1/29, 3/1/30(7)	6,345	$ 5,411,029
3.75%, 7/28/26	4,263	3,880,554
Charles Schwab Corp. (The):
4.00% to 6/1/26(6)(7)(9)	1,726	1,409,314
Series G, 5.375% to 6/1/25(7)(9)	4,032	3,840,480
CI Financial Corp.:
3.20%, 12/17/30	4,088	3,153,859
4.10%, 6/15/51	3,326	2,018,392
Citigroup, Inc.:
1.678% to 5/15/23, 5/15/24(7)	1,100	1,095,542
3.785% to 3/17/32, 3/17/33(7)	3,650	3,275,359
4.00% to 12/10/25(7)(9)	2,510	2,224,488
4.075% to 4/23/28, 4/23/29(7)	925	882,727
Corporate Office Properties, L.P., 2.90%, 12/1/33	1,720	1,201,508
Credit Agricole S.A., 1.247% to 1/26/26, 1/26/27(1)(7)	1,632	1,458,974
Danske Bank A/S, 1.621% to 9/11/25, 9/11/26(1)(7)	3,504	3,134,182
Discover Bank, 4.682% to 8/9/23, 8/9/28(7)	822	752,474
EPR Properties:
3.75%, 8/15/29	6,012	4,614,395
4.95%, 4/15/28	565	472,357
Extra Space Storage, L.P., 2.55%, 6/1/31(6)	2,585	2,100,190
F&G Annuities & Life, Inc., 7.40%, 1/13/28(1)	8,242	8,299,301
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	5,521	4,354,860
Goldman Sachs Group, Inc. (The):
4.125% to 11/10/26(7)(9)	1,393	1,156,199
4.223% to 5/1/28, 5/1/29(7)	3,150	3,020,731
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	2,750	2,388,870
3.75%, 9/15/30(1)	4,715	3,566,567
6.00%, 4/15/25(1)	193	185,619
HSBC Holdings PLC:
6.161% to 3/9/28, 3/9/29(7)	3,800	3,910,293
7.39% to 11/3/27, 11/3/28(7)	2,748	2,927,144
Intesa Sanpaolo SpA, 8.248% to 11/21/32, 11/21/33(1)(7)	3,523	3,738,433
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	4,752	4,088,146
5.00%, 7/15/28(1)	1,498	1,395,559
Itau Unibanco Holding S.A., 3.875% to 1/15/26, 4/15/31(1)(7)	2,339	2,080,643
JPMorgan Chase & Co.:
2.739% to 10/15/29, 10/15/30(7)	1,530	1,336,687
4.203% to 7/23/28, 7/23/29(7)	2,600	2,513,694
4.851% to 7/25/27, 7/25/28(7)	4,572	4,567,643
Series S, 6.75% to 2/1/24(7)(9)	4,327	4,344,762
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	2,450	1,693,712

9
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
KKR Group Finance Co. X, LLC, 3.25%, 12/15/51(1)	882	$ 557,956
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(7)	4,066	3,270,162
Macquarie Bank, Ltd., 6.798%, 1/18/33(1)	2,179	2,217,654
Metropolitan Life Global Funding I, 5.15%, 3/28/33(1)	2,105	2,124,063
Newmark Group, Inc., 6.125%, 11/15/23	3,997	3,966,010
OneMain Finance Corp., 3.50%, 1/15/27	4,218	3,544,814
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	1,959	1,561,852
PNC Financial Services Group, Inc. (The), Series W, 6.25% to 3/15/30(7)(9)	5,132	4,785,590
Radian Group, Inc., 4.875%, 3/15/27	7,870	7,408,867
Rocket Mortgage, LLC/Rocket Mortgage Co-Issuer, Inc.:
2.875%, 10/15/26(1)	166	148,747
3.875%, 3/1/31(1)	3,754	3,116,327
Santander UK Group Holdings PLC, 1.532% to 8/21/25, 8/21/26(7)	4,317	3,855,139
SITE Centers Corp., 3.625%, 2/1/25	3,000	2,840,936
Societe Generale S.A.:
1.488% to 12/14/25, 12/14/26(1)(7)	3,400	2,967,818
5.375% to 11/18/30(1)(6)(7)(9)	1,032	745,553
6.221% to 6/15/32, 6/15/33(1)(7)	1,815	1,689,123
9.375% to 11/22/27(1)(7)(9)	2,658	2,521,778
Standard Chartered PLC, 4.75% to 1/14/31(1)(6)(7)(9)	651	461,803
Stifel Financial Corp., 4.00%, 5/15/30	3,254	2,861,151
Sun Communities Operating, L.P.:
2.70%, 7/15/31	1,360	1,101,645
5.70%, 1/15/33(6)	2,405	2,409,616
Swedbank AB, 5.337%, 9/20/27(1)	1,722	1,723,961
Synchrony Bank, 5.625%, 8/23/27	2,121	1,949,336
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(7)	2,376	2,050,751
5.625%, 2/15/28	1,876	1,685,336
Synovus Financial Corp., 5.90% to 2/7/24, 2/7/29(7)	1,589	1,295,010
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(7)	3,542	2,932,601
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(7)	6,955	7,076,712
Truist Financial Corp., 5.10% to 3/1/30(7)(9)	3,231	2,845,072
UBS Group AG:
4.375% to 2/10/31(1)(7)(9)	3,883	2,703,535
4.703% to 8/5/26, 8/5/27(1)(7)	918	879,580
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(7)	995	820,784
5.861% to 6/19/27, 6/19/32(1)(7)	3,643	3,216,020
Vornado Realty L.P., 3.40%, 6/1/31(6)	3,385	2,344,954
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(7)	1,406	1,102,731
		$262,564,315
Security	Principal Amount* (000’s omitted)		Value
Government — 0.3%
International Bank for Reconstruction & Development, 8.50%, 4/6/26	MXN	36,300	$ 1,960,039
			$ 1,960,039
Industrial — 1.9%
Avnet, Inc., 3.00%, 5/15/31		7,000	$ 5,667,342
Berry Global, Inc., 5.50%, 4/15/28(1)		1,974	1,968,536
Cemex SAB de CV, 9.125% to 3/14/28(1)(7)(9)		2,923	2,930,902
Jabil, Inc., 3.00%, 1/15/31		3,198	2,690,743
Sensata Technologies BV, 5.875%, 9/1/30(1)		240	238,116
			$ 13,495,639
Technology — 3.2%
Dell International, LLC/EMC Corp., 3.45%, 12/15/51(1)		3,782	$ 2,465,263
Intel Corp.:
5.625%, 2/10/43		1,929	1,978,552
5.70%, 2/10/53		1,076	1,099,388
Kyndryl Holdings, Inc.:
2.70%, 10/15/28		5,792	4,856,114
3.15%, 10/15/31		2,261	1,730,671
Micron Technology, Inc.:
2.703%, 4/15/32		3,010	2,411,962
3.477%, 11/1/51		3,119	2,036,585
Seagate HDD Cayman, 5.75%, 12/1/34(6)		6,113	5,585,754
			$ 22,164,289
Utilities — 3.0%
AES Corp. (The), 2.45%, 1/15/31		4,947	$ 4,032,217
Clearway Energy Operating, LLC:
3.75%, 1/15/32(1)		1,129	940,402
4.75%, 3/15/28(1)(6)		773	739,073
Enel Finance International N.V., 5.00%, 6/15/32(1)		3,658	3,443,896
New England Power Co., 5.936%, 11/25/52(1)		3,127	3,441,839
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)		136	130,967
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)		1,162	943,865
Northern States Power Co., 2.60%, 6/1/51		3,800	2,530,111
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		1,744	1,598,234
Terraform Global Operating, LLC, 6.125%, 3/1/26(1)		2,795	2,666,262
			$ 20,466,866
Total Corporate Bonds (identified cost $505,584,510)			$452,253,051

10
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(11)(12)	$1,500	$ 1,437,825
Total High Social Impact Investments (identified cost $1,500,000)		$ 1,437,825

Preferred Stocks — 1.6%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.5%
NuStar Energy, L.P., Series B, 10.836%, (3 mo. USD LIBOR + 5.643%)(4)(6)	144,283	$ 3,441,150
		$ 3,441,150
Real Estate Management & Development — 0.6%
Brookfield Property Partners, L.P.:
Series A, 5.75%	70,736	$ 880,663
Series A2, 6.375%	212,000	3,196,960
		$ 4,077,623
Wireless Telecommunication Services — 0.5%
United States Cellular Corp.:
5.50%	97,800	$ 1,643,040
6.25%	87,200	1,675,112
		$ 3,318,152
Total Preferred Stocks (identified cost $15,048,209)		$ 10,836,925

Senior Floating-Rate Loans — 1.4%(13)

Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services — 0.2%
CenturyLink, Inc., Term Loan, 7.172%, (SOFR + 2.25%), 3/15/27	$1,635	$ 1,088,721
UPC Financing Partnership, Term Loan, 7.609%, (1 mo. USD LIBOR + 2.93%), 1/31/29	600	592,050
		$ 1,680,771
IT Services — 0.1%
Asurion, LLC, Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 12/23/26	$870	$ 811,252
		$ 811,252
Borrower/Description	Principal Amount (000's omitted)	Value
Software — 0.8%
Banff Merger Sub, Inc., Term Loan, 8.59%, (1 mo. USD LIBOR + 3.75%), 10/2/25	$2,618	$ 2,586,640
Hyland Software, Inc., Term Loan, 8.34%, (1 mo. USD LIBOR + 3.50%), 7/1/24	847	837,659
VS Buyer, LLC, Term Loan, 7.70%, (3 mo. USD LIBOR + 3.00%), 2/28/27	2,100	2,083,398
		$ 5,507,697
Specialty Retail — 0.3%
PetSmart, Inc., Term Loan, 8.657%, (SOFR + 3.75%), 2/11/28	$1,868	$ 1,855,777
		$ 1,855,777
Total Senior Floating-Rate Loans (identified cost $10,517,570)		$ 9,855,497

Taxable Municipal Obligations — 0.2%

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.1%
California Health Facilities Financing Authority, (No Place Like Home Program), Social Bonds, 2.984%, 6/1/33	$1,000	$ 855,180
		$ 855,180
Water and Sewer — 0.1%
San Diego County Water Authority, CA, Green Bonds, 1.951%, 5/1/34	$1,120	$ 861,134
		$ 861,134
Total Taxable Municipal Obligations (identified cost $2,120,000)		$ 1,716,314

U.S. Government Agency Mortgage-Backed Securities — 6.4%

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
4.00%, 30-Year, TBA(14)	$4,265	$ 4,080,073
4.50%, 30-Year, TBA(14)	6,213	6,087,766
5.00%, 30-Year, TBA(14)	27,553	27,483,029
5.50%, 30-Year, TBA(14)	6,020	6,083,020
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $42,975,621)		$ 43,733,888

11
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

U.S. Treasury Obligations — 2.7%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.75%, 8/15/41	$11,617	$ 8,420,510
1.875%, 11/15/51	6,180	4,210,970
3.375%, 8/15/42	3,117	2,927,750
4.00%, 11/15/52	740	785,556
U.S. Treasury Notes:
4.00%, 2/29/28(6)	1,485	1,511,973
4.125%, 11/15/32	725	761,930
Total U.S. Treasury Obligations (identified cost $20,097,642)		$ 18,618,689

Short-Term Investments — 5.0%
Affiliated Fund — 2.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(15)	16,095,810	$ 16,095,810
Total Affiliated Fund (identified cost $16,095,810)		$ 16,095,810
Securities Lending Collateral — 2.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(16)	17,956,181	$ 17,956,181
Total Securities Lending Collateral (identified cost $17,956,181)		$ 17,956,181
Total Short-Term Investments (identified cost $34,051,991)		$ 34,051,991
Total Investments — 108.0% (identified cost $820,001,977)		$742,927,991
Other Assets, Less Liabilities — (8.0)%		$ (54,943,740)
Net Assets — 100.0%		$ 687,984,251

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2023, the aggregate value of these securities is $342,812,400 or 49.8% of the Fund's net assets.
(2)	Issuer is in default with respect to interest and/or principal payments.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2023.
(4)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2023.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 8).
(6)	All or a portion of this security was on loan at March 31, 2023. The aggregate market value of securities on loan at March 31, 2023 was $18,767,536.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	When-issued security.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2023, the aggregate value of these securities is $2,079,301 or 0.3% of the Fund's net assets.
(11)	May be deemed to be an affiliated company (see Note 8).
(12)	Restricted security. Total market value of restricted securities amounts to $1,437,825, which represents 0.2% of the net assets of the Fund as of March 31, 2023.
(13)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(14)	TBA (To Be Announced) securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(15)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.
(16)	Represents investment of cash collateral received in connection with securities lending.

12
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	75,086	USD	80,062	State Street Bank and Trust Company	5/31/23	$ 1,632	$ —
USD	1,989,822	CAD	2,699,036	State Street Bank and Trust Company	5/31/23	—	(9,066)
						$1,632	$(9,066)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	52	Long	6/30/23	$10,735,563	$ (34,157)
U.S. 5-Year Treasury Note	14	Long	6/30/23	1,533,109	(4,166)
U.S. 10-Year Treasury Note	86	Long	6/21/23	9,883,281	236,207
U.S. Long Treasury Bond	296	Long	6/21/23	38,822,250	1,599,696
U.S. Ultra 10-Year Treasury Note	22	Long	6/21/23	2,665,094	(3,798)
U.S. Ultra-Long Treasury Bond	168	Long	6/21/23	23,709,000	1,130,689
					$2,924,471
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$1,500,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
MXN	– Mexican Peso
USD	– United States Dollar
13
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2023
Statement of Assets and Liabilities (Unaudited)

March 31, 2023
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $792,898,031) - including $18,767,536 of securities on loan	$ 716,185,487
Investments in securities of affiliated issuers, at value (identified cost $27,103,946)	26,742,504
Receivable for variation margin on open futures contracts	598,977
Receivable for open forward foreign currency exchange contracts	1,632
Cash	67,688
Deposits at broker for futures contracts	2,944,004
Deposits for forward commitment securities	607,000
Receivable for investments sold	4,670,593
Receivable for capital shares sold	2,144,245
Dividends and interest receivable	6,352,990
Dividends and interest receivable - affiliated	122,480
Securities lending income receivable	5,064
Tax reclaims receivable	27,282
Trustees' deferred compensation plan	319,061
Total assets	$ 760,789,007
Liabilities
Cash collateral due to broker	$ 607,000
Payable for open forward foreign currency exchange contracts	9,066
Due to custodian - foreign currency, at value (cost $1,311)	1,334
Payable for investments purchased	7,328,283
Payable for when-issued/delayed delivery/forward commitment securities	44,954,255
Payable for capital shares redeemed	906,295
Distributions payable	206,632
Deposits for securities loaned	17,956,181
Payable to affiliates:
Investment advisory fee	226,416
Administrative fee	68,853
Distribution and service fees	47,056
Sub-transfer agency fee	5,493
Trustees' deferred compensation plan	319,061
Accrued expenses	168,831
Total liabilities	$ 72,804,756
Net Assets	$ 687,984,251
Sources of Net Assets
Paid-in capital	$1,005,455,326
Accumulated loss	(317,471,075)
Net Assets	$ 687,984,251
Class A Shares
Net Assets	$ 199,216,375
Shares Outstanding	13,374,780
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.89
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 15.39
14
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2023
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2023
Class C Shares
Net Assets	$ 6,202,229
Shares Outstanding	416,753
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 14.88
Class I Shares
Net Assets	$ 482,516,439
Shares Outstanding	32,318,482
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.93
Class R6 Shares
Net Assets	$ 49,208
Shares Outstanding	3,295
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.93

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
15
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2023
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $29,934)	$ 590,295
Dividend income - affiliated issuers	269,500
Interest and other income	17,011,841
Interest income - affiliated issuers	334,617
Securities lending income, net	17,604
Total investment income	$ 18,223,857
Expenses
Investment advisory fee	$ 1,344,696
Administrative fee	403,409
Distribution and service fees:
Class A	246,901
Class C	28,792
Trustees' fees and expenses	23,009
Custodian fees	10,177
Transfer agency fees and expenses	292,008
Accounting fees	78,024
Professional fees	30,020
Registration fees	43,793
Reports to shareholders	34,799
Miscellaneous	18,312
Total expenses	$ 2,553,940
Waiver and/or reimbursement of expenses by affiliate	$ (11,498)
Net expenses	$ 2,542,442
Net investment income	$ 15,681,415
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (18,832,409)
Investment securities - affiliated issuers	1,101
Futures contracts	(4,790,877)
Foreign currency transactions	36,009
Forward foreign currency exchange contracts	32,267
Net realized loss	$(23,553,909)
Change in unrealized appreciation (depreciation):
Investment securities	$ 42,594,196
Investment securities - affiliated issuers	27,214
Futures contracts	6,317,166
Foreign currency	6,040
Forward foreign currency exchange contracts	(171,459)
Net change in unrealized appreciation (depreciation)	$ 48,773,157
Net realized and unrealized gain	$ 25,219,248
Net increase in net assets from operations	$ 40,900,663
16
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2023
Statements of Changes in Net Assets

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 15,681,415	$ 24,096,106
Net realized loss	(23,553,909)	(21,811,123)
Net change in unrealized appreciation (depreciation)	48,773,157	(143,376,701)
Net increase (decrease) in net assets from operations	$ 40,900,663	$(141,091,718)
Distributions to shareholders:
Class A	$ (4,503,608)	$ (7,349,743)
Class C	(109,796)	(162,543)
Class I	(11,266,845)	(16,988,953)
Class R6(1)	(409)	—
Total distributions to shareholders	$ (15,880,658)	$ (24,501,239)
Capital share transactions:
Class A	$ (4,713,408)	$ (24,920,169)
Class C	380,191	(1,105,779)
Class I	1,392,954	73,658,561
Class R6(1)	50,409	—
Net increase (decrease) in net assets from capital share transactions	$ (2,889,854)	$ 47,632,613
Net increase (decrease) in net assets	$ 22,130,151	$(117,960,344)
Net Assets
At beginning of period	$ 665,854,100	$ 783,814,444
At end of period	$687,984,251	$ 665,854,100

(1)	For the period from the commencement of operations, February 1, 2023, to March 31, 2023.
17
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2023
Financial Highlights

	Class A
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 14.36	$ 17.98	$ 17.37	$ 17.11	$ 15.91	$ 16.55
Income (Loss) From Operations
Net investment income(1)	$ 0.33	$ 0.50	$ 0.49	$ 0.55	$ 0.56	$ 0.51
Net realized and unrealized gain (loss)	0.53	(3.61)	0.61	0.26	1.22	(0.64)
Total income (loss) from operations	$ 0.86	$ (3.11)	$ 1.10	$ 0.81	$ 1.78	$ (0.13)
Less Distributions
From net investment income	$ (0.33)	$ (0.51)	$ (0.49)	$ (0.54)	$ (0.58)	$ (0.51)
Tax return of capital	—	—	—	(0.01)	—	—
Total distributions	$ (0.33)	$ (0.51)	$ (0.49)	$ (0.55)	$ (0.58)	$ (0.51)
Net asset value — End of period	$ 14.89	$ 14.36	$ 17.98	$ 17.37	$ 17.11	$ 15.91
Total Return(2)	6.14% (3)	(17.56)%	6.41%	4.83%	11.45%	(0.79)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$199,216	$196,638	$272,840	$277,617	$279,886	$264,987
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.93% (5)	0.91%	0.92%	0.94%	0.97%	0.98%
Net expenses	0.93% (5)(6)	0.91% (6)	0.92%	0.94%	0.96%	0.98%
Net investment income	4.50% (5)	3.05%	2.75%	3.21%	3.47%	3.17%
Portfolio Turnover	53% (3)(7)	51% (7)	48%	74%	57%	66%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
(7)	Includes the effect of To-Be-Announced (TBA) transactions.
18
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2023
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 14.34	$ 17.96	$ 17.36	$ 17.10	$ 15.91	$ 16.55
Income (Loss) From Operations
Net investment income(1)	$ 0.27	$ 0.38	$ 0.35	$ 0.42	$ 0.44	$ 0.39
Net realized and unrealized gain (loss)	0.55	(3.61)	0.61	0.26	1.22	(0.64)
Total income (loss) from operations	$ 0.82	$ (3.23)	$ 0.96	$ 0.68	$ 1.66	$ (0.25)
Less Distributions
From net investment income	$ (0.28)	$ (0.39)	$ (0.36)	$ (0.41)	$ (0.47)	$ (0.39)
Tax return of capital	—	—	—	(0.01)	—	—
Total distributions	$ (0.28)	$ (0.39)	$ (0.36)	$ (0.42)	$ (0.47)	$ (0.39)
Net asset value — End of period	$14.88	$ 14.34	$17.96	$17.36	$ 17.10	$ 15.91
Total Return(2)	5.75% (3)	(18.20)%	5.55%	4.06%	10.65%	(1.54)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 6,202	$ 5,613	$ 8,218	$ 9,655	$11,623	$37,072
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.68% (5)	1.66%	1.67%	1.69%	1.73%	1.74%
Net expenses	1.67% (5)(6)	1.66% (6)	1.67%	1.69%	1.72%	1.74%
Net investment income	3.75% (5)	2.30%	1.99%	2.46%	2.78%	2.40%
Portfolio Turnover	53% (3)(7)	51% (7)	48%	74%	57%	66%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
(7)	Includes the effect of To-Be-Announced (TBA) transactions.
19
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2023
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 14.39	$ 18.02	$ 17.41	$ 17.16	$ 15.94	$ 16.57
Income (Loss) From Operations
Net investment income(1)	$ 0.35	$ 0.55	$ 0.53	$ 0.59	$ 0.61	$ 0.58
Net realized and unrealized gain (loss)	0.54	(3.62)	0.62	0.25	1.23	(0.66)
Total income (loss) from operations	$ 0.89	$ (3.07)	$ 1.15	$ 0.84	$ 1.84	$ (0.08)
Less Distributions
From net investment income	$ (0.35)	$ (0.56)	$ (0.54)	$ (0.57)	$ (0.62)	$ (0.55)
Tax return of capital	—	—	—	(0.02)	—	—
Total distributions	$ (0.35)	$ (0.56)	$ (0.54)	$ (0.59)	$ (0.62)	$ (0.55)
Net asset value — End of period	$ 14.93	$ 14.39	$ 18.02	$ 17.41	$ 17.16	$ 15.94
Total Return(2)	6.26% (3)	(17.36)%	6.66%	5.03%	11.81%	(0.48)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$482,516	$463,602	$502,756	$351,345	$267,226	$199,288
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.68% (5)	0.66%	0.67%	0.69%	0.72%	0.72%
Net expenses	0.67% (5)(6)	0.66% (6)	0.67%	0.69%	0.68%	0.64%
Net investment income	4.74% (5)	3.33%	2.98%	3.45%	3.74%	3.58%
Portfolio Turnover	53% (3)(7)	51% (7)	48%	74%	57%	66%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
(7)	Includes the effect of To-Be-Announced (TBA) transactions.
20
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2023
Financial Highlights — continued

Class R6
Period Ended March 31, 2023(1) (Unaudited)
Net asset value — Beginning of period	$ 15.30
Income (Loss) From Operations
Net investment income(2)	$ 0.12
Net realized and unrealized loss	(0.37)
Total loss from operations	$ (0.25)
Less Distributions
From net investment income	$ (0.12)
Total distributions	$ (0.12)
Net asset value — End of period	$14.93
Total Return(3)	(1.60)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 49
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.62% (6)
Net expenses	0.61% (6)(7)
Net investment income	5.07% (6)
Portfolio Turnover	53% (4)(8)(9)

(1)	For the period from the commencement of operations, February 1, 2023, to March 31, 2023.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the period ended March 31, 2023).
(8)	Includes the effect of To-Be-Announced (TBA) transactions.
(9)	For the six months ended March 31, 2023.
21
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Income Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to maximize income, to the extent consistent with preservation of capital, through investment in bonds and income-producing securities. The Fund invests primarily in investment grade, U.S. dollar-denominated debt securities.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.75% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2
22

Calvert
Income Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

in the hierarchy. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 86,436,691	$ —	$ 86,436,691
Collateralized Mortgage Obligations	—	33,007,325	—	33,007,325
Commercial Mortgage-Backed Securities	—	50,979,795	—	50,979,795
Corporate Bonds	—	452,253,051	—	452,253,051
High Social Impact Investments	—	1,437,825	—	1,437,825
Preferred Stocks	10,836,925	—	—	10,836,925
Senior Floating-Rate Loans	—	9,855,497	—	9,855,497
Taxable Municipal Obligations	—	1,716,314	—	1,716,314
U.S. Government Agency Mortgage-Backed Securities	—	43,733,888	—	43,733,888
U.S. Treasury Obligations	—	18,618,689	—	18,618,689
Short-Term Investments:
Affiliated Fund	16,095,810	—	—	16,095,810
Securities Lending Collateral	17,956,181	—	—	17,956,181
Total Investments	$44,888,916	$698,039,075	$ —	$742,927,991
Forward Foreign Currency Exchange Contracts	$ —	$ 1,632	$ —	$ 1,632
Futures Contracts	2,966,592	—	—	2,966,592
Total	$47,855,508	$698,040,707	$ —	$745,896,215
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (9,066)	$ —	$ (9,066)
Futures Contracts	(42,121)	—	—	(42,121)
Total	$ (42,121)	$ (9,066)	$ —	$ (51,187)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and interest, if any, have been provided for in accordance with the Fund's understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income.
23

Calvert
Income Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
G  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
H  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
I  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
J  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
K   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service
24

Calvert
Income Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
L  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
M  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
N  Interim Financial Statements— The interim financial statements relating to March 31, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the following annual rates of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to and including $2 billion	0.400%
Over $2 billion up to and including $7.5 billion	0.375%
Over $7.5 billion up to and including $10 billion	0.350%
Over $10 billion	0.325%
For the six months ended March 31, 2023, the investment advisory fee amounted to $1,344,696 or 0.40% (annualized) of the Fund's average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2023, the investment advisory fee paid was reduced by $11,498 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.95%, 1.70%, 0.70% and 0.65% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2024. For the six months ended March 31, 2023, no expenses were waived or reimbursed by CRM.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2023, CRM was paid administrative fees of $403,409.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan)
25

Calvert
Income Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2023 amounted to $246,901 and $28,792 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $11,508 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2023. The Fund was also informed that EVD received $35 of contingent deferred sales charges (CDSC) paid by Class A shareholders and no CDSC paid by Class C shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2023, sub-transfer agency fees and expenses incurred to EVM amounted to $35,320 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 ($30,000 prior to January 1, 2023) annual fee, Committee chairs receive an additional $15,000 ($6,000 prior to January 1, 2023) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2023, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities, paydowns and principal repayments on senior floating-rate loans, were $189,961,549 and $180,073,809, respectively. Purchases and sales of U.S. government and agency securities, including paydowns and TBA transactions, were $198,765,501 and $179,381,023, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $222,526,346 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2022, $12,459,682 are short-term and $210,066,664 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$820,325,241
Gross unrealized appreciation	$ 6,716,586
Gross unrealized depreciation	(81,196,799)
Net unrealized depreciation	$ (74,480,213)
26

Calvert
Income Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2023 is included in the Schedule of Investments. At March 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk:  During the six months ended March 31, 2023, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Interest Rate Risk:  During the six months ended March 31, 2023, the Fund used futures contracts to hedge interest rate risk and to manage duration.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2023, the fair value of derivatives with credit-related contingent features in a net liability position was $9,066. At March 31, 2023, there were no assets pledged by the Fund for such liability.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between the Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
At March 31, 2023, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
Risk	Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Foreign exchange	Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	$ 1,632	$ (9,066)
Interest rate	Futures contracts	Accumulated loss	2,966,592 (1)	(42,121) (1)
Total			$2,968,224	$(51,187)
Derivatives not subject to master netting agreements			$2,966,592	$(42,121)
Total Derivatives subject to master netting agreements			$ 1,632	$ (9,066)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
27

Calvert
Income Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of March 31, 2023.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
State Street Bank and Trust Company	$1,632	$(1,632)	$ —	$ —	$ —

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
State Street Bank and Trust Company	$(9,066)	$1,632	$ —	$ —	$(7,434)
Total — Deposits for derivatives collateral — forward foreign currency exchange contracts

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended March 31, 2023 was as follows:
Statement of Operations Caption	Foreign exchange	Interest rate	Total
Net realized gain (loss):
Forward foreign currency exchange contracts	$ 32,267	$ —	$ 32,267
Futures contracts	—	(4,790,877)	(4,790,877)
Total	$ 32,267	$(4,790,877)	$(4,758,610)
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$ (171,459)	$ —	$ (171,459)
Futures contracts	—	6,317,166	6,317,166
Total	$(171,459)	$ 6,317,166	$ 6,145,707
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended March 31, 2023, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*
$101,763,000	$42,049,000	$2,645,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
28

Calvert
Income Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2023, the total value of securities on loan, including accrued interest, was $19,338,639 and the total value of collateral received was $19,400,557, comprised of cash of $17,956,181 and U.S. government and/or agencies securities of $1,444,376.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2023.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$ 16,409,925	$ —	$ —	$ —	$ 16,409,925
Preferred Stocks	34,875	—	—	—	34,875
U.S. Treasury Obligations	1,511,381	—	—	—	1,511,381
Total	$17,956,181	$ —	$ —	$ —	$17,956,181
The carrying amount of the liability for deposits for securities loaned at March 31, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2023.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2023. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2023.
8  Affiliated Investments
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM serves on the CIC Board. In addition, a director/trustee on the Fund Board serves as a director emeritus on the CIC Board.
29

Calvert
Income Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

At March 31, 2023, the value of the Fund’s investment in the Notes and in issuers and funds that may be deemed to be affiliated was $26,742,504, which represents 3.9% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class E, 4.768%, (1 mo. USD LIBOR + 1.95%), 11/15/34	$ 1,412,823	$ —	$ (1,426,000)	$ 1,101	$ 12,076	$ —	$ 2,644	$ —
Series 2019-BPR, Class B, 7.034%, (1 mo. USD LIBOR + 2.35%), 5/15/36	6,342,772	—	—	—	(12,193)	6,331,957	209,656	6,576,000
Series 2019-BPR, Class C, 7.984%, (1 mo. USD LIBOR + 3.30%), 5/15/36	2,894,266	—	—	—	(17,354)	2,876,912	111,067	3,045,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	1,393,140	—	—	—	44,685	1,437,825	11,250	1,500,000
Short-Term Investments
Liquidity Fund	23,995,266	143,788,541	(151,687,997)	—	—	16,095,810	269,500	16,095,810
Total				$1,101	$ 27,214	$26,742,504	$604,117

(1)	Restricted security.
9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	413,862	$ 6,091,443	860,201	$ 14,387,645
Reinvestment of distributions	273,027	4,014,387	403,870	6,544,659
Shares redeemed	(1,009,740)	(14,819,238)	(2,742,268)	(45,852,473)
Net decrease	(322,851)	$ (4,713,408)	(1,478,197)	$ (24,920,169)
Class C
Shares sold	55,046	$ 813,308	54,120	$ 905,728
Reinvestment of distributions	7,009	102,989	9,435	152,326
Shares redeemed	(36,650)	(536,106)	(129,699)	(2,163,833)
Net increase (decrease)	25,405	$ 380,191	(66,144)	$ (1,105,779)
30

Calvert
Income Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class I
Shares sold	6,855,033	$ 101,315,240	14,787,849	$ 244,049,817
Reinvestment of distributions	721,871	10,636,107	1,019,673	16,515,161
Shares redeemed	(7,476,716)	(110,558,393)	(11,488,521)	(186,906,417)
Net increase	100,188	$ 1,392,954	4,319,001	$ 73,658,561
Class R6(1)
Shares sold	3,268	$ 50,000	—	$ —
Reinvestment of distributions	27	409	—	—
Net increase	3,295	$ 50,409	—	$ —

(1)	For the period from the commencement of operations, February 1, 2023, to March 31, 2023.
10  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
31

Calvert
Income Fund
March 31, 2023
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
Theodore H. Eliopoulos*(1)
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
Anthony A. Williams
*Interested Trustee and President
(1)Mr. Eliopoulos began serving as Trustee effective December 30, 2022.
32

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

33

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
34

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
35

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24178     3.31.23

Calvert
High Yield Bond Fund
Semiannual Report
March 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2023
Calvert
High Yield Bond Fund

Calvert
High Yield Bond Fund
March 31, 2023
Performance

Portfolio Manager(s) Stephen C. Concannon, CFA and Raphael A. Leeman, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	07/09/2001	07/09/2001	7.23%	(3.35)%	2.00%	2.74%
Class A with 3.25% Maximum Sales Charge	—	—	3.76	(6.50)	1.32	2.40
Class C at NAV	10/31/2011	07/09/2001	6.89	(4.03)	1.25	2.06
Class C with 1% Maximum Deferred Sales Charge	—	—	5.89	(4.95)	1.25	2.06
Class I at NAV	07/09/2001	07/09/2001	7.38	(3.11)	2.27	3.04
Class R6 at NAV	02/01/2019	07/09/2001	7.47	(2.98)	2.35	3.08

ICE BofA U.S. High Yield Index	—	—	7.85%	(3.56)%	3.05%	4.03%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
	1.02%	1.77%	0.77%	0.69%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
High Yield Bond Fund
March 31, 2023
Fund Profile

Asset Allocation (% of total investments)
Credit Quality (% of bond and loan holdings)[1]

Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on the average of Moody’s Investor Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of an issuance based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
3

Calvert
High Yield Bond Fund
March 31, 2023
Endnotes and Additional Disclosures

[1]	ICE BofA U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Calvert
High Yield Bond Fund
March 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/22)	Ending Account Value (3/31/23)	Expenses Paid During Period* (10/1/22 – 3/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,072.30	$5.27 **	1.02%
Class C	$1,000.00	$1,068.90	$9.13 **	1.77%
Class I	$1,000.00	$1,073.80	$3.98 **	0.77%
Class R6	$1,000.00	$1,074.70	$3.57 **	0.69%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.85	$5.14 **	1.02%
Class C	$1,000.00	$1,016.11	$8.90 **	1.77%
Class I	$1,000.00	$1,021.09	$3.88 **	0.77%
Class R6	$1,000.00	$1,021.49	$3.48 **	0.69%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2022.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
High Yield Bond Fund
March 31, 2023
Schedule of Investments (Unaudited)

Common Stocks — 0.7%

Security	Shares	Value
Environmental — 0.4%
GFL Environmental, Inc.	47,500	$ 1,635,900
		$ 1,635,900
Technology — 0.0%(1)
Riverbed Technology, Inc.(2)(3)	7,072	$ 3,554
		$ 3,554
Utilities — 0.3%
NextEra Energy Partners, L.P.	24,500	$ 1,488,375
		$ 1,488,375
Total Common Stocks (identified cost $2,510,955)		$ 3,127,829

Convertible Bonds — 0.3%

Security	Principal Amount (000's omitted)	Value
Containers — 0.3%
CryoPort, Inc., 0.75%, 12/1/26(4)	$1,627	$ 1,271,946
Total Convertible Bonds (identified cost $1,308,534)		$ 1,271,946

Convertible Preferred Stocks — 0.0%(1)

Security	Shares	Value
Technology — 0.0%(1)
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(3)	10,828	$ 2,761
Total Convertible Preferred Stocks (identified cost $324,831)		$ 2,761

Corporate Bonds — 88.4%

Security	Principal Amount* (000's omitted)	Value
Aerospace — 0.6%
Moog, Inc., 4.25%, 12/15/27(4)	1,329	$ 1,231,022
Science Applications International Corp., 4.875%, 4/1/28(4)	1,571	1,464,837
		$ 2,695,859
Security	Principal Amount* (000's omitted)		Value
Air Transportation — 1.2%
American Airlines, Inc., 7.25%, 2/15/28(4)		383	$ 372,837
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(4)		2,152	2,120,456
5.75%, 4/20/29(4)		652	626,116
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.375%, 2/1/30(4)(5)		2,303	2,054,854
			$ 5,174,263
Automotive & Auto Parts — 4.9%
Clarios Global, L.P., 6.75%, 5/15/25(4)		182	$ 184,138
Clarios Global, L.P./Clarios U.S. Finance Co.:
4.375%, 5/15/26(6)	EUR	1,272	1,320,413
6.25%, 5/15/26(4)		420	419,427
8.50%, 5/15/27(4)(5)		3,491	3,510,637
Ford Motor Co.:
3.25%, 2/12/32		2,124	1,672,367
4.75%, 1/15/43		2,109	1,620,176
7.45%, 7/16/31(5)		356	376,782
9.625%, 4/22/30		1,157	1,344,596
Ford Motor Credit Co., LLC:
2.90%, 2/16/28		241	207,496
3.096%, 5/4/23		374	374,006
3.37%, 11/17/23		200	196,453
3.625%, 6/17/31		824	680,076
3.815%, 11/2/27		242	217,229
4.00%, 11/13/30		1,519	1,292,832
4.125%, 8/17/27		3,341	3,065,718
4.271%, 1/9/27		236	220,070
5.125%, 6/16/25		3,018	2,958,380
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(4)(5)		1,271	940,945
Wheel Pros, Inc., 6.50%, 5/15/29(4)		1,592	724,360
			$ 21,326,101
Banks & Thrifts — 1.2%
Citigroup, Inc., 6.25% to 8/15/26(7)(8)		1,000	$ 960,000
First-Citizens Bank & Trust Co.:
2.969% to 9/27/24, 9/27/25(7)		1,000	909,267
6.125%, 3/9/28		670	653,186
JPMorgan Chase & Co., Series HH, 4.60% to 2/1/25(7)(8)		3,066	2,859,045
			$ 5,381,498
Broadcasting — 2.6%
Audacy Capital Corp., 6.75%, 3/31/29(4)		2,210	$ 158,844
Beasley Mezzanine Holdings, LLC, 8.625%, 2/1/26(4)		1,606	1,068,173
Netflix, Inc., 4.875%, 6/15/30(4)		1,917	1,910,425

6
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Broadcasting (continued)
Playtika Holding Corp., 4.25%, 3/15/29(4)(5)		1,848	$ 1,540,724
Sirius XM Radio, Inc.:
3.125%, 9/1/26(4)		1,166	1,052,962
3.875%, 9/1/31(4)		1,702	1,324,981
4.125%, 7/1/30(4)		2,417	1,978,629
5.00%, 8/1/27(4)		802	751,714
Univision Communications, Inc., 4.50%, 5/1/29(4)		1,829	1,538,491
			$ 11,324,943
Building Materials — 2.0%
MIWD Holdco II, LLC/MIWD Finance Corp., 5.50%, 2/1/30(4)		1,304	$ 1,103,751
SRM Escrow Issuer, LLC, 6.00%, 11/1/28(4)		3,042	2,860,073
Standard Industries, Inc.:
2.25%, 11/21/26(6)	EUR	1,157	1,092,017
3.375%, 1/15/31(4)		556	447,480
4.375%, 7/15/30(4)		988	860,676
4.75%, 1/15/28(4)(5)		2,000	1,871,190
5.00%, 2/15/27(4)		495	470,800
			$ 8,705,987
Cable/Satellite TV — 2.6%
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(4)		914	$ 748,411
4.50%, 8/15/30(4)		1,846	1,561,965
4.50%, 5/1/32		273	223,562
4.75%, 3/1/30(4)		3,913	3,394,528
4.75%, 2/1/32(4)		821	690,549
5.00%, 2/1/28(4)		1,000	923,715
5.375%, 6/1/29(4)		1,500	1,378,995
6.375%, 9/1/29(4)		1,734	1,657,531
UPC Holding B.V., 5.50%, 1/15/28(4)		766	686,784
			$ 11,266,040
Capital Goods — 0.8%
Chart Industries, Inc., 9.50%, 1/1/31(4)		1,389	$ 1,466,721
Madison IAQ, LLC, 5.875%, 6/30/29(4)		2,585	1,999,472
			$ 3,466,193
Chemicals — 2.6%
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(4)		1,411	$ 1,129,223
Avient Corp., 7.125%, 8/1/30(4)		1,202	1,240,765
Compass Minerals International, Inc., 6.75%, 12/1/27(4)		3,004	2,862,842
Herens Holdco S.a.r.l., 4.75%, 5/15/28(4)		1,787	1,440,438
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(4)		1,535	1,354,092
Security	Principal Amount* (000's omitted)		Value
Chemicals (continued)
SPCM SA:
2.625%, 2/1/29(6)	EUR	1,289	$ 1,218,173
2.625%, 2/1/29(4)	EUR	100	94,505
WR Grace Holdings, LLC:
4.875%, 6/15/27(4)		1,723	1,662,971
7.375%, 3/1/31(4)		493	495,335
			$ 11,498,344
Consumer Products — 1.7%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(4)		319	$ 275,138
Diamond BC BV, 4.625%, 10/1/29(4)(5)		1,906	1,859,017
Edgewell Personal Care Co.:
4.125%, 4/1/29(4)		1,333	1,169,365
5.50%, 6/1/28(4)		954	915,272
Energizer Gamma Acquisition BV, 3.50%, 6/30/29(6)	EUR	1,250	1,093,816
Tempur Sealy International, Inc., 3.875%, 10/15/31(4)(5)		2,537	2,121,008
			$ 7,433,616
Containers — 1.3%
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(6)	EUR	350	$ 283,852
4.00%, 9/1/29(4)(5)		698	546,851
Canpack SA/Canpack US, LLC, 3.875%, 11/15/29(4)		1,786	1,448,088
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		1,165	1,118,036
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		554	540,075
Trivium Packaging Finance B.V., 5.50%, 8/15/26(4)		1,852	1,776,457
			$ 5,713,359
Diversified Financial Services — 2.6%
AG TTMT Escrow Issuer, LLC, 8.625%, 9/30/27(4)		1,495	$ 1,506,213
Ally Financial, Inc., 4.70% to 05/15/26(7)(8)		1,926	1,387,924
Compass Group Diversified Holdings, LLC, 5.25%, 4/15/29(4)		1,641	1,446,894
MSCI, Inc.:
3.625%, 9/1/30(4)		1,178	1,025,107
3.875%, 2/15/31(4)		1,435	1,278,585
Oxford Finance, LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/27(4)		1,454	1,361,299
PROG Holdings, Inc., 6.00%, 11/15/29(4)		1,250	1,064,295
Rocket Mortgage, LLC/Rocket Mortgage Co-Issuer, Inc.:
2.875%, 10/15/26(4)		953	853,950
3.625%, 3/1/29(4)		1,415	1,216,900
4.00%, 10/15/33(4)		195	155,020
			$ 11,296,187

7
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Diversified Media — 2.3%
Arches Buyer, Inc.:
4.25%, 6/1/28(4)	553	$ 462,725
6.125%, 12/1/28(4)(5)	1,291	1,066,527
Cars.com, Inc., 6.375%, 11/1/28(4)	1,968	1,861,807
Clear Channel Outdoor Holdings, Inc.:
5.125%, 8/15/27(4)(5)	1,509	1,355,897
7.75%, 4/15/28(4)(5)	1,260	946,134
CMG Media Corp., 8.875%, 12/15/27(4)	2,019	1,528,363
Match Group Holdings II, LLC, 3.625%, 10/1/31(4)(5)	1,441	1,174,271
National CineMedia, LLC:
5.75%, 8/15/26(9)	679	16,371
5.875%, 4/15/28(4)(9)	1,318	386,932
TripAdvisor, Inc., 7.00%, 7/15/25(4)(5)	1,103	1,106,418
		$ 9,905,445
Energy — 2.3%
Crestwood Midstream Partners, L.P./Crestwood Midstream Finance Corp.:
5.625%, 5/1/27(4)	2,038	$ 1,965,895
6.00%, 2/1/29(4)	1,000	953,245
Neptune Energy Bondco PLC, 6.625%, 5/15/25(4)	3,000	2,911,097
New Fortress Energy, Inc., 6.50%, 9/30/26(4)	3,001	2,763,666
Tervita Corp., 11.00%, 12/1/25(4)	1,299	1,397,334
		$ 9,991,237
Entertainment/Film — 0.6%
Cinemark USA, Inc.:
5.25%, 7/15/28(4)(5)	1,517	$ 1,313,950
5.875%, 3/15/26(4)(5)	744	702,581
8.75%, 5/1/25(4)(5)	673	687,685
		$ 2,704,216
Environmental — 2.1%
Clean Harbors, Inc.:
4.875%, 7/15/27(4)	500	$ 482,749
5.125%, 7/15/29(4)	1,000	954,558
Covanta Holding Corp.:
4.875%, 12/1/29(4)	1,948	1,735,298
5.00%, 9/1/30	500	431,187
GFL Environmental, Inc.:
3.50%, 9/1/28(4)	1,631	1,477,580
3.75%, 8/1/25(4)	387	372,304
4.00%, 8/1/28(4)	1,500	1,364,205
4.25%, 6/1/25(4)	1,000	976,725
4.75%, 6/15/29(4)	1,389	1,298,715
		$ 9,093,321
Security	Principal Amount* (000's omitted)		Value
Food & Drug Retail — 1.7%
Albertsons Cos., LLC/Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:
4.875%, 2/15/30(4)		2,549	$ 2,381,964
5.875%, 2/15/28(4)		1,295	1,288,395
Arko Corp., 5.125%, 11/15/29(4)		2,544	2,108,744
Ingles Markets, Inc., 4.00%, 6/15/31(4)		2,095	1,822,650
			$ 7,601,753
Food, Beverage & Tobacco — 3.9%
BellRing Brands, Inc., 7.00%, 3/15/30(4)(5)		3,032	$ 3,074,054
Chobani, LLC/Chobani Finance Corp., Inc., 7.50%, 4/15/25(4)		1,589	1,550,914
Darling Ingredients, Inc.:
5.25%, 4/15/27(4)		500	487,957
6.00%, 6/15/30(4)		786	784,035
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(4)		1,000	944,111
Kraft Heinz Foods Co.:
4.25%, 3/1/31		2,852	2,761,569
4.625%, 1/30/29		1,000	1,013,086
Performance Food Group, Inc.:
4.25%, 8/1/29(4)		2,496	2,244,047
5.50%, 10/15/27(4)		1,727	1,689,904
6.875%, 5/1/25(4)		231	231,789
US Foods, Inc., 4.75%, 2/15/29(4)		2,490	2,303,163
			$ 17,084,629
Healthcare — 11.0%
Avantor Funding, Inc.:
3.875%, 7/15/28(6)	EUR	600	$ 608,486
4.625%, 7/15/28(4)		1,001	949,358
Catalent Pharma Solutions, Inc.:
2.375%, 3/1/28(6)	EUR	893	873,858
3.50%, 4/1/30(4)(5)		1,078	948,349
Centene Corp.:
2.50%, 3/1/31		2,993	2,426,425
3.00%, 10/15/30		1,438	1,212,207
3.375%, 2/15/30		2,027	1,770,268
4.25%, 12/15/27		1,339	1,291,412
4.625%, 12/15/29		2,093	1,969,806
Encompass Health Corp., 4.75%, 2/1/30		1,247	1,135,144
Grifols Escrow Issuer S.A., 4.75%, 10/15/28(4)		1,446	1,187,181
Grifols S.A.:
1.625%, 2/15/25(5)(6)	EUR	500	511,748
2.25%, 11/15/27(6)	EUR	965	891,813
HealthEquity, Inc., 4.50%, 10/1/29(4)		1,751	1,557,897
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(4)		929	943,827

8
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Healthcare (continued)
IQVIA, Inc.:
2.25%, 3/15/29(6)	EUR	769	$ 712,211
5.00%, 5/15/27(4)		594	584,282
Jazz Securities DAC, 4.375%, 1/15/29(4)		1,376	1,267,158
LifePoint Health, Inc.:
4.375%, 2/15/27(4)		1,260	1,031,731
5.375%, 1/15/29(4)		2,179	1,334,638
Minerva Merger Sub, Inc., 6.50%, 2/15/30(4)(5)		2,263	1,837,012
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(4)		1,048	890,911
ModivCare, Inc., 5.875%, 11/15/25(4)		1,433	1,375,730
Molina Healthcare, Inc.:
3.875%, 11/15/30(4)(5)		2,357	2,058,645
3.875%, 5/15/32(4)		1,089	916,177
4.375%, 6/15/28(4)		2,231	2,077,507
Mozart Debt Merger Sub, Inc.:
3.875%, 4/1/29(4)		2,000	1,737,320
5.25%, 10/1/29(4)(5)		3,062	2,659,554
Option Care Health, Inc., 4.375%, 10/31/29(4)		1,872	1,655,250
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.125%, 4/30/31(4)		1,287	1,143,599
Perrigo Finance Unlimited Co.:
4.375%, 3/15/26		750	719,295
4.40%, 6/15/30		2,023	1,818,743
4.90%, 12/15/44		200	141,516
PRA Health Sciences, Inc., 2.875%, 7/15/26(4)		434	400,721
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(4)		1,334	1,080,257
Team Health Holdings, Inc., 6.375%, 2/1/25(4)(5)		1,285	774,919
US Acute Care Solutions, LLC, 6.375%, 3/1/26(4)		2,658	2,369,514
Varex Imaging Corp., 7.875%, 10/15/27(4)		904	886,292
			$ 47,750,761
Homebuilders/Real Estate — 4.5%
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 4.50%, 4/1/27(4)		1,526	$ 1,226,751
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(4)		1,124	1,055,127
CTR Partnership, L.P./CareTrust Capital Corp., 3.875%, 6/30/28(4)		2,090	1,789,239
Dycom Industries, Inc., 4.50%, 4/15/29(4)(5)		1,630	1,472,941
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(4)		2,219	2,164,135
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.75%, 9/15/30(4)		1,740	1,316,188
6.00%, 4/15/25(4)		1,294	1,244,512
KB Home:
4.00%, 6/15/31		75	65,036
Security	Principal Amount* (000's omitted)		Value
Homebuilders/Real Estate (continued)
KB Home: (continued)
4.80%, 11/15/29		491	$ 449,957
Outfront Media Capital, LLC/Outfront Media Capital Corp.:
4.625%, 3/15/30(4)		1,407	1,175,103
6.25%, 6/15/25(4)(5)		1,341	1,335,524
Starwood Property Trust, Inc., 3.75%, 12/31/24(4)		1,250	1,153,174
Taylor Morrison Communities, Inc.:
5.125%, 8/1/30(4)		1,309	1,209,533
5.75%, 1/15/28(4)		306	301,305
5.875%, 6/15/27(4)		974	956,896
TopBuild Corp.:
3.625%, 3/15/29(4)		1,000	856,741
4.125%, 2/15/32(4)		1,851	1,549,278
Vivion Investments S.a.r.l., 3.00%, 8/8/24(6)	EUR	500	399,313
			$ 19,720,753
Insurance — 1.6%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(4)		1,014	$ 941,448
AmWINS Group, Inc., 4.875%, 6/30/29(4)		1,173	1,039,648
BroadStreet Partners, Inc., 5.875%, 4/15/29(4)		2,166	1,834,254
GTCR AP Finance, Inc., 8.00%, 5/15/27(4)		1,043	996,611
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30(4)		1,063	1,071,996
USI, Inc., 6.875%, 5/1/25(4)		1,000	986,040
			$ 6,869,997
Leisure — 0.8%
Boyne USA, Inc., 4.75%, 5/15/29(4)		680	$ 607,875
Life Time, Inc.:
5.75%, 1/15/26(4)		1,860	1,808,850
8.00%, 4/15/26(4)(5)		1,011	965,313
			$ 3,382,038
Metals/Mining — 1.8%
Constellium SE:
3.125%, 7/15/29(5)(6)	EUR	1,150	$ 1,014,481
5.625%, 6/15/28(4)		1,000	945,236
5.875%, 2/15/26(4)		627	628,254
Hudbay Minerals, Inc.:
4.50%, 4/1/26(4)		1,721	1,591,274
6.125%, 4/1/29(4)		995	941,245
Novelis Corp.:
3.25%, 11/15/26(4)		500	457,385

9
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Metals/Mining (continued)
Novelis Corp.: (continued)
3.875%, 8/15/31(4)	1,500	$ 1,265,580
4.75%, 1/30/30(4)	927	852,840
		$ 7,696,295
Paper — 0.8%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(4)(5)	3,767	$ 3,431,869
		$ 3,431,869
Publishing/Printing — 0.5%
LABL, Inc.:
5.875%, 11/1/28(4)	906	$ 806,739
6.75%, 7/15/26(4)	300	289,589
8.25%, 11/1/29(4)(5)	793	677,698
10.50%, 7/15/27(4)	300	277,818
		$ 2,051,844
Railroad — 0.3%
Watco Cos., LLC/Watco Finance Corp., 6.50%, 6/15/27(4)	1,450	$ 1,360,972
		$ 1,360,972
Restaurants — 1.5%
Dave & Buster's, Inc., 7.625%, 11/1/25(4)	3,154	$ 3,217,080
IRB Holding Corp., 7.00%, 6/15/25(4)	1,829	1,836,353
Yum! Brands, Inc., 3.625%, 3/15/31	1,519	1,335,049
		$ 6,388,482
Services — 7.2%
Adtalem Global Education, Inc., 5.50%, 3/1/28(4)	2,087	$ 1,982,421
APi Escrow Corp., 4.75%, 10/15/29(4)	1,582	1,394,374
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 5.375%, 3/1/29(4)(5)	961	893,461
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(4)(5)	3,132	2,864,684
Clarivate Science Holdings Corp., 4.875%, 7/1/29(4)(5)	1,713	1,550,856
Gartner, Inc.:
3.625%, 6/15/29(4)	788	703,846
3.75%, 10/1/30(4)	333	299,207
4.50%, 7/1/28(4)	1,143	1,086,039
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(4)	2,720	2,647,531
Korn Ferry, 4.625%, 12/15/27(4)	1,739	1,644,946
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(4)	1,345	1,171,730
8.00%, 8/1/29(4)	2,473	2,030,964
NESCO Holdings II, Inc., 5.50%, 4/15/29(4)	1,614	1,461,792
Security	Principal Amount* (000's omitted)	Value
Services (continued)
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/28(4)	1,000	$ 1,031,080
7.75%, 3/15/31(4)(5)	820	860,401
SRS Distribution, Inc.:
6.00%, 12/1/29(4)	490	405,294
6.125%, 7/1/29(4)	1,438	1,215,110
Summer BC Bidco B, LLC, 5.50%, 10/31/26(4)	1,617	1,376,491
Univar Solutions USA, Inc., 5.125%, 12/1/27(4)	1,718	1,720,749
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(4)	2,737	2,592,924
WESCO Distribution, Inc.:
7.125%, 6/15/25(4)	934	950,270
7.25%, 6/15/28(4)	1,637	1,682,476
		$ 31,566,646
Steel — 0.3%
TMS International Corp., 6.25%, 4/15/29(4)	1,511	$ 1,166,691
		$ 1,166,691
Super Retail — 5.2%
Asbury Automotive Group, Inc.:
4.50%, 3/1/28	691	$ 629,757
4.625%, 11/15/29(4)	398	356,751
4.75%, 3/1/30	1,118	1,001,935
5.00%, 2/15/32(4)	162	142,139
Bath & Body Works, Inc.:
6.625%, 10/1/30(4)	435	424,464
6.75%, 7/1/36	196	175,379
6.95%, 3/1/33(5)	1,244	1,101,686
7.60%, 7/15/37	88	76,079
9.375%, 7/1/25(4)(5)	578	618,073
Evergreen Acqco 1 LP/TVI, Inc., 9.75%, 4/26/28(4)	1,037	986,213
Group 1 Automotive, Inc., 4.00%, 8/15/28(4)	1,761	1,552,674
Ken Garff Automotive, LLC, 4.875%, 9/15/28(4)	1,490	1,268,597
Kohl's Corp., 3.625%, 5/1/31(5)	913	617,060
LCM Investments Holdings II, LLC, 4.875%, 5/1/29(4)	2,095	1,755,076
Lithia Motors, Inc.:
3.875%, 6/1/29(4)(5)	958	829,877
4.375%, 1/15/31(4)	1,324	1,142,155
4.625%, 12/15/27(4)	1,173	1,092,354
Metis Merger Sub, LLC, 6.50%, 5/15/29(4)	1,623	1,353,290
Penske Automotive Group, Inc., 3.50%, 9/1/25(5)	947	891,520
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(4)	1,709	1,605,862
7.75%, 2/15/29(4)	1,875	1,842,525

10
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Super Retail (continued)
Sonic Automotive, Inc.:
4.625%, 11/15/29(4)(5)	2,129	$ 1,786,009
4.875%, 11/15/31(4)(5)	816	658,806
Victoria's Secret & Co., 4.625%, 7/15/29(4)(5)	1,112	902,243
		$ 22,810,524
Technology — 6.2%
Black Knight InfoServ, LLC, 3.625%, 9/1/28(4)	1,622	$ 1,478,047
Booz Allen Hamilton, Inc.:
3.875%, 9/1/28(4)	2,313	2,112,856
4.00%, 7/1/29(4)	977	882,537
Ciena Corp., 4.00%, 1/31/30(4)	1,374	1,196,617
Fair Isaac Corp., 4.00%, 6/15/28(4)	2,050	1,903,251
II-VI, Inc., 5.00%, 12/15/29(4)(5)	1,411	1,282,246
Imola Merger Corp., 4.75%, 5/15/29(4)	3,140	2,812,561
McAfee Corp., 7.375%, 2/15/30(4)	1,443	1,211,246
NCR Corp.:
5.125%, 4/15/29(4)	452	391,544
5.25%, 10/1/30(4)	693	566,375
ON Semiconductor Corp., 3.875%, 9/1/28(4)	1,767	1,592,538
Open Text Corp., 3.875%, 2/15/28(4)	1,045	933,969
Open Text Holdings, Inc., 4.125%, 2/15/30(4)(5)	1,352	1,161,232
Presidio Holdings, Inc.:
4.875%, 2/1/27(4)	782	748,233
8.25%, 2/1/28(4)	1,599	1,521,193
Seagate HDD Cayman:
4.091%, 6/1/29	328	290,082
9.625%, 12/1/32(4)	1,277	1,432,116
Sensata Technologies B.V., 5.00%, 10/1/25(4)	385	382,575
Sensata Technologies, Inc.:
3.75%, 2/15/31(4)	1,480	1,296,332
4.375%, 2/15/30(4)	199	181,555
SS&C Technologies, Inc., 5.50%, 9/30/27(4)	1,148	1,115,194
Viavi Solutions, Inc., 3.75%, 10/1/29(4)	1,378	1,179,853
VM Consolidated, Inc., 5.50%, 4/15/29(4)	1,697	1,504,733
		$ 27,176,885
Telecommunications — 6.3%
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(4)	3,000	$ 2,822,700
Iliad Holding SASU:
6.50%, 10/15/26(4)	1,164	1,110,363
7.00%, 10/15/28(4)	1,625	1,543,246
LCPR Senior Secured Financing DAC:
5.125%, 7/15/29(4)	531	448,135
Security	Principal Amount* (000's omitted)		Value
Telecommunications (continued)
LCPR Senior Secured Financing DAC: (continued)
6.75%, 10/15/27(4)		1,345	$ 1,271,570
Level 3 Financing, Inc., 4.25%, 7/1/28(4)		3,013	1,703,023
Sprint Capital Corp., 6.875%, 11/15/28		3,759	4,042,804
Sprint, LLC:
7.125%, 6/15/24		1,000	1,017,471
7.625%, 2/15/25		1,206	1,251,666
7.625%, 3/1/26		1,500	1,587,570
7.875%, 9/15/23		1,125	1,134,331
Telecom Italia SpA, 5.303%, 5/30/24(4)		1,116	1,094,735
T-Mobile USA, Inc.:
2.25%, 2/15/26		851	792,248
2.625%, 2/15/29		563	496,572
2.875%, 2/15/31		1,088	939,715
4.75%, 2/1/28		275	271,730
5.375%, 4/15/27		455	456,914
ViaSat, Inc.:
5.625%, 4/15/27(4)		225	211,477
6.50%, 7/15/28(4)		750	555,000
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(6)	GBP	283	298,001
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(4)		1,925	1,712,942
Vmed O2 UK Financing I PLC, 4.75%, 7/15/31(4)		1,000	858,405
Ziggo B.V., 4.875%, 1/15/30(4)		506	431,886
Ziggo Bond Co. B.V., 6.00%, 1/15/27(4)		1,420	1,311,803
			$ 27,364,307
Transport Excluding Air & Rail — 0.3%
Seaspan Corp., 5.50%, 8/1/29(4)		1,835	$ 1,433,078
			$ 1,433,078
Utilities — 3.1%
Clearway Energy Operating, LLC, 4.75%, 3/15/28(4)		1,196	$ 1,143,508
Drax Finco PLC, 6.625%, 11/1/25(4)		804	792,213
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(4)		1,118	957,030
Leeward Renewable Energy Operations, LLC, 4.25%, 7/1/29(4)		1,270	1,107,696
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(4)		14	13,482
4.50%, 9/15/27(4)		904	864,161
NRG Energy, Inc.:
3.375%, 2/15/29(4)		3,000	2,487,382
5.75%, 1/15/28		2,000	1,964,400
10.25% to 3/15/28(4)(7)(8)		590	564,367

11
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Utilities (continued)
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(4)	1,602	$ 1,468,103
TerraForm Power Operating, LLC:
4.75%, 1/15/30(4)	1,000	898,266
5.00%, 1/31/28(4)	1,402	1,333,657
		$ 13,594,265
Total Corporate Bonds (identified cost $427,167,184)		$385,428,398

Preferred Stocks — 0.3%

Security	Shares	Value
Services — 0.3%
WESCO International, Inc., Series A, 10.625% to 6/22/25(7)(8)	45,970	$ 1,246,247
Total Preferred Stocks (identified cost $1,291,567)		$ 1,246,247

Senior Floating-Rate Loans — 4.7%(10)

Borrower/Description	Principal Amount (000's omitted)	Value
Air Transportation — 0.6%
Air Canada, Term Loan, 8.369%, (3 mo. USD LIBOR + 3.50%), 8/11/28	$1,375	$ 1,372,657
SkyMiles IP, Ltd., Term Loan, 8.558%, (3 mo. USD LIBOR + 3.75%), 10/20/27	1,318	1,367,721
		$ 2,740,378
Automotive & Auto Parts — 0.2%
Clarios Global, L.P., Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 4/30/26	$848	$ 844,678
		$ 844,678
Healthcare — 0.9%
Jazz Financing Lux S.a.r.l., Term Loan, 8.34%, (1 mo. USD LIBOR + 3.50%), 5/5/28	$1,469	$ 1,465,292
Pluto Acquisition I, Inc., Term Loan, 9.162%, (3 mo. USD LIBOR + 4.00%), 6/22/26	1,275	913,328
Verscend Holding Corp., Term Loan, 8.84%, (1 mo. USD LIBOR + 4.00%), 8/27/25	1,644	1,644,198
		$ 4,022,818
Borrower/Description	Principal Amount (000's omitted)	Value
Restaurants — 0.2%
IRB Holding Corp., Term Loan, 7.802%, (SOFR + 3.00%), 12/15/27	$772	$ 759,831
		$ 759,831
Services — 1.1%
AlixPartners, LLP, Term Loan, 7.609%, (1 mo. USD LIBOR + 2.75%), 2/4/28	$1,925	$ 1,921,449
Spin Holdco, Inc., Term Loan, 8.986%, (3 mo. USD LIBOR + 4.00%), 3/4/28	2,462	2,078,959
SRS Distribution, Inc., Term Loan, 8.34%, (1 mo. USD LIBOR + 3.50%), 6/2/28	768	741,744
		$ 4,742,152
Super Retail — 1.0%
Hanesbrands, Inc., Term Loan, 3/8/30(11)	$909	$ 906,727
Michaels Companies, Inc., Term Loan, 9.042%, (3 mo. USD LIBOR + 4.25%), 4/15/28	935	861,907
PetSmart, Inc., Term Loan, 8.657%, (SOFR + 3.75%), 2/11/28	2,823	2,804,327
		$ 4,572,961
Technology — 0.7%
Riverbed Technology, Inc., Term Loan, 12.84%, (3 mo. USD LIBOR + 8.00%), 10.84% cash, 2.00% PIK, 12/7/26	$987	$ 325,838
SS&C European Holdings S.a.r.l., Term Loan, 6.591%, (1 mo. USD LIBOR + 1.75%), 4/16/25	59	59,071
SS&C Technologies, Inc.:
Term Loan, 6.59%, (1 mo. USD LIBOR + 1.75%), 4/16/25	68	67,894
Term Loan, 6.59%, (1 mo. USD LIBOR + 1.75%), 4/16/25	413	412,337
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 13.59%, (3 mo. USD LIBOR + 8.75%), 6.34% cash, 7.25% PIK, 2/28/25	2,134	2,189,290
		$ 3,054,430
Total Senior Floating-Rate Loans (identified cost $21,829,212)		$ 20,737,248

Short-Term Investments — 13.2%

Affiliated Fund — 4.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(12)	17,681,982	$ 17,681,982
Total Affiliated Fund (identified cost $17,681,982)		$ 17,681,982

12
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Securities Lending Collateral — 9.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(13)	39,695,571	$ 39,695,571
Total Securities Lending Collateral (identified cost $39,695,571)		$ 39,695,571
Total Short-Term Investments (identified cost $57,377,553)		$ 57,377,553
Total Investments — 107.6% (identified cost $511,809,836)		$469,191,982

Other Assets, Less Liabilities — (7.6)%	$ (33,228,242)

Net Assets — 100.0%	$435,963,740

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Amount is less than 0.05%.
(2)	Non-income producing security.
(3)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2023, the aggregate value of these securities is $316,208,896 or 72.5% of the Fund's net assets.
(5)	All or a portion of this security was on loan at March 31, 2023. The aggregate market value of securities on loan at March 31, 2023 was $40,422,735.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2023, the aggregate value of these securities is $10,318,182 or 2.3% of the Fund's net assets.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(10)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(11)	This Senior Loan will settle after March 31, 2023, at which time the interest rate will be determined.
(12)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.
(13)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	180,892	USD	192,792	State Street Bank and Trust Company	4/28/23	$ 3,648	$ —
EUR	39,659	USD	43,478	State Street Bank and Trust Company	4/28/23	—	(410)
GBP	4,453	USD	5,357	State Street Bank and Trust Company	4/28/23	139	—
USD	7,509,245	EUR	6,879,160	State Street Bank and Trust Company	4/28/23	38,784	—
USD	546,152	EUR	500,058	State Street Bank and Trust Company	4/28/23	3,111	—
USD	271,910	EUR	248,288	State Street Bank and Trust Company	4/28/23	2,280	—
USD	230,352	EUR	211,055	State Street Bank and Trust Company	4/28/23	1,155	—
USD	214,280	EUR	197,127	State Street Bank and Trust Company	4/28/23	209	—
USD	146,815	EUR	136,225	State Street Bank and Trust Company	4/28/23	—	(1,119)
USD	825,270	EUR	775,850	State Street Bank and Trust Company	4/28/23	—	(17,268)
USD	742,570	EUR	700,913	State Street Bank and Trust Company	4/28/23	—	(18,590)
USD	295,331	GBP	238,452	State Street Bank and Trust Company	4/28/23	1,030	—
13
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts — continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	9,827	GBP	8,123	State Street Bank and Trust Company	4/28/23	$ —	$ (199)
						$50,356	$(37,586)

Abbreviations:
LIBOR	– London Interbank Offered Rate
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
14
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2023
Statement of Assets and Liabilities (Unaudited)

March 31, 2023
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $494,127,854) - including $40,422,735 of securities on loan	$ 451,510,000
Investments in securities of affiliated issuers, at value (identified cost $17,681,982)	17,681,982
Receivable for open forward foreign currency exchange contracts	50,356
Cash denominated in foreign currency, at value (cost $2,105)	2,127
Receivable for investments sold	2,522,073
Receivable for capital shares sold	1,205,164
Dividends and interest receivable	6,210,085
Dividends receivable - affiliated	47,450
Securities lending income receivable	28,913
Receivable from affiliate	3,433
Trustees' deferred compensation plan	115,793
Total assets	$479,377,376
Liabilities
Payable for open forward foreign currency exchange contracts	$ 37,586
Due to custodian	201,793
Payable for investments purchased	1,561,033
Payable for capital shares redeemed	1,257,790
Distributions payable	176,927
Deposits for securities loaned	39,695,571
Payable to affiliates:
Investment advisory fee	173,769
Administrative fee	43,894
Distribution and service fees	12,482
Sub-transfer agency fee	1,362
Trustees' deferred compensation plan	115,793
Accrued expenses	135,636
Total liabilities	$ 43,413,636
Net Assets	$435,963,740
Sources of Net Assets
Paid-in capital	$ 508,078,417
Accumulated loss	(72,114,677)
Net Assets	$435,963,740
Class A Shares
Net Assets	$ 47,503,614
Shares Outstanding	1,998,934
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 23.76
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 24.56
Class C Shares
Net Assets	$ 2,934,844
Shares Outstanding	121,597
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 24.14
15
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2023
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2023
Class I Shares
Net Assets	$ 307,506,758
Shares Outstanding	13,127,310
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 23.42
Class R6 Shares
Net Assets	$ 78,018,524
Shares Outstanding	3,329,011
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 23.44

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
16
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2023
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2023
Investment Income
Dividend income	$ 172,902
Dividend income - affiliated issuers	220,780
Interest and other income	12,553,620
Securities lending income, net	118,127
Total investment income	$ 13,065,429
Expenses
Investment advisory fee	$ 1,038,582
Administrative fee	259,645
Distribution and service fees:
Class A	59,228
Class C	14,830
Trustees' fees and expenses	14,504
Custodian fees	5,758
Transfer agency fees and expenses	173,100
Accounting fees	51,024
Professional fees	28,188
Registration fees	43,688
Reports to shareholders	14,472
Miscellaneous	15,186
Total expenses	$ 1,718,205
Waiver and/or reimbursement of expenses by affiliate	$ (18,485)
Net expenses	$ 1,699,720
Net investment income	$ 11,365,709
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (10,751,025)
Foreign currency transactions	3,076
Forward foreign currency exchange contracts	(409,943)
Net realized loss	$(11,157,892)
Change in unrealized appreciation (depreciation):
Investment securities	$ 31,147,005
Foreign currency	6,869
Forward foreign currency exchange contracts	(427,130)
Net change in unrealized appreciation (depreciation)	$ 30,726,744
Net realized and unrealized gain	$ 19,568,852
Net increase in net assets from operations	$ 30,934,561
17
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2023
Statements of Changes in Net Assets

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 11,365,709	$ 21,017,146
Net realized loss	(11,157,892)	(5,994,859)
Net change in unrealized appreciation (depreciation)	30,726,744	(86,761,001)
Net increase (decrease) in net assets from operations	$ 30,934,561	$ (71,738,714)
Distributions to shareholders:
Class A	$ (1,215,422)	$ (2,193,558)
Class C	(64,897)	(136,527)
Class I	(8,128,919)	(15,852,882)
Class R6	(2,173,378)	(3,531,631)
Total distributions to shareholders	$ (11,582,616)	$ (21,714,598)
Capital share transactions:
Class A	$ (1,585,538)	$ 1,025,988
Class C	(195,327)	(1,480,727)
Class I	(5,170,010)	(13,640,991)
Class R6	(10,837,970)	49,316,498
Net increase (decrease) in net assets from capital share transactions	$ (17,788,845)	$ 35,220,768
Net increase (decrease) in net assets	$ 1,563,100	$ (58,232,544)
Net Assets
At beginning of period	$ 434,400,640	$ 492,633,184
At end of period	$435,963,740	$434,400,640
18
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2023
Financial Highlights

	Class A
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 22.73	$ 27.47	$ 26.56	$ 27.20	$ 26.73	$ 27.67
Income (Loss) From Operations
Net investment income(1)	$ 0.59	$ 1.03	$ 1.08	$ 1.15	$ 1.24	$ 1.23
Net realized and unrealized gain (loss)	1.04	(4.71)	0.95	(0.56)	0.49	(0.96)
Total income (loss) from operations	$ 1.63	$ (3.68)	$ 2.03	$ 0.59	$ 1.73	$ 0.27
Less Distributions
From net investment income	$ (0.60)	$ (1.06)	$ (1.12)	$ (1.23)	$ (1.26)	$ (1.21)
Total distributions	$ (0.60)	$ (1.06)	$ (1.12)	$ (1.23)	$ (1.26)	$ (1.21)
Net asset value — End of period	$ 23.76	$ 22.73	$ 27.47	$ 26.56	$ 27.20	$ 26.73
Total Return(2)	7.23% (3)	(13.69)%	7.74%	2.30%	6.70%	1.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$47,504	$46,982	$55,740	$49,682	$51,273	$51,118
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.03% (5)	1.02%	1.01%	1.04%	1.07%	1.10%
Net expenses	1.02% (5)(6)	1.02% (6)	1.01%	1.02%	1.04%	1.07%
Net investment income	5.03% (5)	4.03%	3.95%	4.36%	4.65%	4.53%
Portfolio Turnover	12% (3)	28%	43%	49%	39%	49%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
19
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2023
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 23.08	$ 27.89	$ 26.98	$ 27.62	$ 27.14	$ 28.07
Income (Loss) From Operations
Net investment income(1)	$ 0.51	$ 0.84	$ 0.89	$ 0.96	$ 1.05	$ 1.04
Net realized and unrealized gain (loss)	1.07	(4.76)	0.95	(0.55)	0.50	(0.97)
Total income (loss) from operations	$ 1.58	$ (3.92)	$ 1.84	$ 0.41	$ 1.55	$ 0.07
Less Distributions
From net investment income	$ (0.52)	$ (0.89)	$ (0.93)	$ (1.05)	$ (1.07)	$ (1.00)
Total distributions	$ (0.52)	$ (0.89)	$ (0.93)	$ (1.05)	$ (1.07)	$ (1.00)
Net asset value — End of period	$24.14	$ 23.08	$27.89	$26.98	$27.62	$27.14
Total Return(2)	6.89% (3)	(14.33)%	6.88%	1.58%	5.89%	0.27%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 2,935	$ 2,998	$ 5,199	$ 5,106	$ 3,977	$ 4,476
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.78% (5)	1.77%	1.76%	1.79%	1.82%	1.85%
Net expenses	1.77% (5)(6)	1.77% (6)	1.76%	1.77%	1.79%	1.82%
Net investment income	4.28% (5)	3.24%	3.21%	3.58%	3.91%	3.77%
Portfolio Turnover	12% (3)	28%	43%	49%	39%	49%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
20
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2023
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 22.40	$ 27.07	$ 26.18	$ 26.80	$ 26.35	$ 27.27
Income (Loss) From Operations
Net investment income(1)	$ 0.61	$ 1.07	$ 1.13	$ 1.18	$ 1.29	$ 1.30
Net realized and unrealized gain (loss)	1.03	(4.63)	0.93	(0.52)	0.47	(0.94)
Total income (loss) from operations	$ 1.64	$ (3.56)	$ 2.06	$ 0.66	$ 1.76	$ 0.36
Less Distributions
From net investment income	$ (0.62)	$ (1.11)	$ (1.17)	$ (1.28)	$ (1.31)	$ (1.28)
Total distributions	$ (0.62)	$ (1.11)	$ (1.17)	$ (1.28)	$ (1.31)	$ (1.28)
Net asset value — End of period	$ 23.42	$ 22.40	$ 27.07	$ 26.18	$ 26.80	$ 26.35
Total Return(2)	7.38% (3)	(13.47)%	7.98%	2.59%	6.93%	1.35%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$307,507	$299,339	$380,659	$274,030	$149,733	$125,471
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.78% (5)	0.77%	0.76%	0.79%	0.82%	0.85%
Net expenses	0.77% (5)(6)	0.77% (6)	0.76%	0.77%	0.76%	0.74%
Net investment income	5.27% (5)	4.27%	4.18%	4.53%	4.92%	4.87%
Portfolio Turnover	12% (3)	28%	43%	49%	39%	49%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
21
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2023
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,			Period Ended September 30, 2019(1)
		2022	2021	2020
Net asset value — Beginning of period	$ 22.41	$ 27.08	$ 26.19	$ 26.81	$ 25.96
Income (Loss) From Operations
Net investment income(2)	$ 0.62	$ 1.11	$ 1.14	$ 1.17	$ 0.85
Net realized and unrealized gain (loss)	1.04	(4.65)	0.95	(0.49)	0.86
Total income (loss) from operations	$ 1.66	$ (3.54)	$ 2.09	$ 0.68	$ 1.71
Less Distributions
From net investment income	$ (0.63)	$ (1.13)	$ (1.20)	$ (1.30)	$ (0.86)
Total distributions	$ (0.63)	$ (1.13)	$ (1.20)	$ (1.30)	$ (0.86)
Net asset value — End of period	$ 23.44	$ 22.41	$ 27.08	$26.19	$26.81
Total Return(3)	7.47% (4)	(13.39)%	8.07%	2.66%	6.67% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$78,019	$85,082	$51,035	$ 244	$ 57
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.69% (6)	0.69%	0.69%	0.73%	0.74% (6)
Net expenses	0.69% (6)(7)	0.69% (7)	0.69%	0.71%	0.71% (6)
Net investment income	5.35% (6)	4.47%	4.22%	4.51%	4.85% (6)
Portfolio Turnover	12% (4)	28%	43%	49%	39% (8)

(1)	For the period from the commencement of operations, February 1, 2019, to September 30, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
(8)	For the year ended September 30, 2019.
22
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert High Yield Bond Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek high current income and capital appreciation, secondarily. The Fund invests primarily in high-yield, high-risk bonds, with varying maturities.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.75% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.
23

Calvert
High Yield Bond Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 3,124,275(1)	$ 3,554	$ —	$ 3,127,829
Convertible Bonds	—	1,271,946	—	1,271,946
Convertible Preferred Stocks	—	2,761	—	2,761
Corporate Bonds	—	385,428,398	—	385,428,398
Preferred Stocks	1,246,247	—	—	1,246,247
Senior Floating-Rate Loans	—	20,737,248	—	20,737,248
Short-Term Investments:
Affiliated Fund	17,681,982	—	—	17,681,982
Securities Lending Collateral	39,695,571	—	—	39,695,571
Total Investments	$61,748,075	$407,443,907	$ —	$469,191,982
Forward Foreign Currency Exchange Contracts	$ —	$ 50,356	$ —	$ 50,356
Total	$61,748,075	$407,494,263	$ —	$469,242,338
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (37,586)	$ —	$ (37,586)
Total	$ —	$ (37,586)	$ —	$ (37,586)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign interest, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to
24

Calvert
High Yield Bond Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
G  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
H  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
K  Interim Financial Statements— The interim financial statements relating to March 31, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.48% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2023, the investment advisory fee amounted to $1,038,582.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2023, the investment advisory fee paid was reduced by $9,133 relating to the Fund’s investment in the Liquidity Fund.
25

Calvert
High Yield Bond Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

CRM has agreed to reimburse the Fund's operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.02%, 1.77%, 0.77% and 0.71% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2024. For the six months ended March 31, 2023, CRM waived or reimbursed expenses of $9,352.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2023, CRM was paid administrative fees of $259,645.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2023 amounted to $59,228 and $14,830 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $1,721 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2023. The Fund was also informed that EVD received $16 and $10 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2023, sub-transfer agency fees and expenses incurred to EVM amounted to $8,734 and are included in transfer agency fees and expenses on the Statement of Operations.
During the six months ended March 31, 2023, CRM reimbursed the Fund $19,959 for a net realized loss due to a trading error. The impact of the reimbursement was less than $0.01 per share for each class and had no significant impact on total return.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 ($30,000 prior to January 1, 2023) annual fee, Committee chairs receive an additional $15,000 ($6,000 prior to January 1, 2023) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2023, the cost of purchases and proceeds from sales of investments, other than short-term securities and including paydowns and principal repayments on senior floating-rate loans, were $49,875,941 and $75,314,563, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $17,637,006 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2022, $8,419,348 are short-term and $9,217,658 are long-term.
26

Calvert
High Yield Bond Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$513,187,798
Gross unrealized appreciation	$ 2,185,800
Gross unrealized depreciation	(46,168,846)
Net unrealized depreciation	$ (43,983,046)
5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2023 is included in the Schedule of Investments. At March 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. During the six months ended March 31, 2023, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2023, the fair value of derivatives with credit-related contingent features in a net liability position was $37,586. At March 31, 2023, there were no assets pledged by the Fund for such liability.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between the Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
At March 31, 2023, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	$50,356	$(37,586)
27

Calvert
High Yield Bond Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of March 31, 2023.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
State Street Bank and Trust Company	$50,356	$(37,586)	$ —	$ —	$12,770

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
State Street Bank and Trust Company	$(37,586)	$37,586	$ —	$ —	$ —

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended March 31, 2023 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Forward foreign currency exchange contracts	Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts
Forward foreign currency exchange contracts	$ (409,943)	$ (427,130)
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended March 31, 2023, which is indicative of the volume of this derivative type, was approximately $10,086,000.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2023, the total value of securities on loan, including accrued interest, was $41,116,491 and the total value of collateral received was $42,112,808, comprised of cash of $39,695,571 and U.S. government and/or agencies securities of $2,417,237.
28

Calvert
High Yield Bond Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2023.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$39,695,571	$ —	$ —	$ —	$39,695,571
The carrying amount of the liability for deposits for securities loaned at March 31, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2023.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2023 . The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2023.
8  Affiliated Investments
At March 31, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $17,681,982, which represents 4.1% of the Fund’s net assets. Transactions in such funds by the Fund for the six months ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$12,432,367	$85,170,295	$(79,920,680)	$ —	$ —	$17,681,982	$220,780	17,681,982
9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	157,780	$ 3,712,183	421,951	$ 10,802,332
Reinvestment of distributions	49,953	1,176,283	84,221	2,119,029
Shares redeemed	(276,015)	(6,474,004)	(468,433)	(11,895,373)
Net increase (decrease)	(68,282)	$ (1,585,538)	37,739	$ 1,025,988
29

Calvert
High Yield Bond Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class C
Shares sold	8,388	$ 200,482	12,288	$ 332,264
Reinvestment of distributions	2,667	63,785	5,219	134,257
Shares redeemed	(19,352)	(459,594)	(74,010)	(1,947,248)
Net decrease	(8,297)	$ (195,327)	(56,503)	$ (1,480,727)
Class I
Shares sold	2,751,030	$ 63,930,832	5,576,938	$ 141,926,091
Reinvestment of distributions	318,274	7,388,288	576,189	14,311,643
Shares redeemed	(3,304,180)	(76,489,130)	(6,851,650)	(169,878,725)
Net decrease	(234,876)	$ (5,170,010)	(698,523)	$ (13,640,991)
Class R6
Shares sold	267,683	$ 6,256,702	2,505,103	$ 63,244,797
Reinvestment of distributions	81,426	1,890,813	117,989	2,874,336
Shares redeemed	(816,437)	(18,985,485)	(711,187)	(16,802,635)
Net increase (decrease)	(467,328)	$(10,837,970)	1,911,905	$ 49,316,498
10  Risks and Uncertainties
Credit Risk
The Fund primarily invests in securities rated below investment grade and comparable unrated investments. These investments can involve a substantial risk of loss and are considered speculative with respect to the issuer’s ability to pay interest and principal. These investments also have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
30

Calvert
High Yield Bond Fund
March 31, 2023
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
Theodore H. Eliopoulos*(1)
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
Anthony A. Williams
*Interested Trustee and President
(1)Mr. Eliopoulos began serving as Trustee effective December 30, 2022.
31

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

32

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
33

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
34

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24186     3.31.23

Calvert
Short Duration Income Fund
Semiannual Report
March 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2023
Calvert
Short Duration Income Fund

Calvert
Short Duration Income Fund
March 31, 2023
Performance

Portfolio Manager(s) Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/31/2002	01/31/2002	3.76%	(0.06)%	1.77%	1.48%
Class A with 2.25% Maximum Sales Charge	—	—	1.46	(2.30)	1.30	1.24
Class C at NAV	10/01/2002	01/31/2002	3.45	(0.75)	1.02	0.87
Class C with 1% Maximum Deferred Sales Charge	—	—	2.45	(1.72)	1.02	0.87
Class I at NAV	04/21/2006	01/31/2002	3.95	0.28	2.03	1.86
Class R6 at NAV	02/01/2019	01/31/2002	3.98	0.34	2.08	1.88

Bloomberg 1-5 Year U.S. Credit Index	—	—	3.55%	(0.29)%	1.75%	1.66%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
	0.76%	1.51%	0.51%	0.44%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Short Duration Income Fund
March 31, 2023
Fund Profile

Asset Allocation (% of total investments)

Credit Quality (% of bond and loan holdings)[1]

Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”)), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of an issuance based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P, Fitch or Kroll (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
3

Calvert
Short Duration Income Fund
March 31, 2023
Endnotes and Additional Disclosures

[1]	Bloomberg 1-5 Year U.S. Credit Index measures the performance of investment-grade U.S. corporate securities and government-related bonds with a maturity between one and five years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charge, commissions, expenses, taxes and leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Calvert
Short Duration Income Fund
March 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/22)	Ending Account Value (3/31/23)	Expenses Paid During Period* (10/1/22 – 3/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,037.60	$3.86 **	0.76%
Class C	$1,000.00	$1,034.50	$7.66 **	1.51%
Class I	$1,000.00	$1,039.50	$2.59 **	0.51%
Class R6	$1,000.00	$1,039.80	$2.29 **	0.45%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.14	$3.83 **	0.76%
Class C	$1,000.00	$1,017.40	$7.59 **	1.51%
Class I	$1,000.00	$1,022.39	$2.57 **	0.51%
Class R6	$1,000.00	$1,022.69	$2.27 **	0.45%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2022.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
Short Duration Income Fund
March 31, 2023
Schedule of Investments (Unaudited)

Asset-Backed Securities — 22.8%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$2,763	$ 2,641,580
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class A3, 0.53%, 6/18/25	1,301	1,287,915
Amur Equipment Finance Receivables IX, LLC, Series 2021-1A, Class A2, 0.75%, 11/20/26(1)	1,463	1,420,351
Avant Credit Card Master Trust, Series 21-1A, Class A, 1.37%, 4/15/27(1)	5,800	5,399,504
BHG Securitization Trust:
Series 2021-B, Class A, 0.90%, 10/17/34(1)	2,494	2,376,550
Series 2021-B, Class B, 1.67%, 10/17/34(1)	4,500	3,953,909
Series 2022-B, Class A, 3.75%, 6/18/35(1)	1,758	1,729,746
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	1,704	1,616,943
Chase Auto Credit Linked Notes, Series 2021-1, Class B, 0.875%, 9/25/28(1)	3,973	3,848,037
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	10,221	7,873,790
Cologix Data Centers US Issuer, LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	14,080	12,666,835
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	12,235	10,933,728
Conn's Receivables Funding, LLC:
Series 2021-A, Class B, 2.87%, 5/15/26(1)	5,175	5,125,220
Series 2021-A, Class C, 4.59%, 5/15/26(1)	6,985	6,762,861
Series 2022-A, Class B, 9.52%, 12/15/26(1)	6,717	6,695,292
Series 2022-A, Class C, 0.00%, 12/15/26(1)	9,400	7,972,516
Consumer Loan Underlying Bond (CLUB) Credit Trust, Series 2020-P1, Class C, 4.61%, 3/15/28(1)	1,350	1,321,270
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	6,085	5,305,086
Diamond Infrastructure Funding, LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	5,250	4,502,555
Series 2021-1A, Class B, 2.355%, 4/15/49(1)	3,000	2,519,829
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	1,499	1,201,535
Diamond Issuer, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	13,011	11,254,955
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	5,501	5,288,290
Enterprise Fleet Financing, LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(1)	11,545	11,576,010
ExteNet, LLC:
Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	5,465	5,203,699
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	5,431	5,187,766
Series 2019-1A, Class C, 5.219%, 7/26/49(1)	2,000	1,880,292
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(2)	6,835	5,878,659
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)	7,670	6,595,036
Security	Principal Amount (000's omitted)	Value
FMC GMSR Issuer Trust: (continued)
Series 2022-GT1, Class A, 6.19%, 4/25/27(1)	$4,447	$ 4,159,188
GoodLeap Sustainable Home Solutions Trust:
Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	1,688	1,340,937
Series 2022-2CS, Class A, 4.00%, 4/20/49(1)	9,786	8,801,450
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	4,760	4,153,115
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)	3,568	3,110,235
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	3,906	3,183,528
JPMorgan Chase Bank, NA:
Series 2021-2, Class B, 0.889%, 12/26/28(1)	2,540	2,449,091
Series 2021-3, Class B, 0.76%, 2/26/29(1)	2,625	2,491,317
Series 2021-3, Class C, 0.86%, 2/26/29(1)	1,205	1,141,188
Series 2021-3, Class D, 1.009%, 2/26/29(1)	1,168	1,101,384
Series 2021-3, Class E, 2.102%, 2/26/29(1)	746	701,409
LAD Auto Receivables Trust:
Series 2022-1A, Class A, 5.21%, 6/15/27(1)	6,823	6,785,615
Series 2023-1A, Class A2, 5.68%, 10/15/26(1)	4,400	4,394,556
Lendingpoint Asset Securitization Trust:
Series 2021-B, Class A, 1.11%, 2/15/29(1)	271	269,854
Series 2022-A, Class A, 1.68%, 6/15/29(1)	2,235	2,221,559
Series 2022-B, Class A, 4.77%, 10/15/29(1)	2,849	2,796,663
LL ABS Trust:
Series 2021-1A, Class A, 1.07%, 5/15/29(1)	953	926,036
Series 2022-1A, Class A, 3.76%, 11/15/29(1)	3,709	3,647,060
Lunar Aircraft, Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	752	508,787
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	520	266,858
Marlette Funding Trust:
Series 2019-4A, Class C, 3.76%, 12/17/29(1)	1,365	1,344,770
Series 2021-1A, Class B, 1.00%, 6/16/31(1)	1,297	1,286,931
Marlette Funding Trust, Series 2023-1A, Class B, 6.50%, 4/15/33(1)	15,000	15,086,853
Mosaic Solar Loan Trust:
Series 2018-1A, Class B, 2.00%, 6/22/43(1)	3,722	3,262,803
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	2,147	1,906,730
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	765	661,449
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	3,832	3,252,525
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	2,928	2,511,909
Series 2021-1A, Class B, 2.05%, 12/20/46(1)	3,890	3,152,991
Series 2021-3A, Class A, 1.44%, 6/20/52(1)	5,660	4,697,253
Series 2022-2A, Class C, 5.95%, 1/21/53(1)	9,530	9,160,625
MVW, LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	457	419,787
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	6,681	5,702,221

6
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)	$1,323	$ 1,192,108
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	11,091	10,134,204
Octane Receivables Trust:
Series 2022-1, Class A2, 4.18%, 3/20/28(1)	4,276	4,204,758
Series 2023-1A, Class A, 5.87%, 5/21/29(1)	4,463	4,475,152
Oportun Funding, LLC, Series 2022-1, Class A, 3.25%, 6/15/29(1)	3,616	3,549,841
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	2,279	2,059,141
Series 2021-B, Class B, 1.96%, 5/8/31(1)	2,687	2,349,859
Series 2021-C, Class A, 2.18%, 10/8/31(1)	16,430	14,808,241
Series 2021-C, Class B, 2.67%, 10/8/31(1)	11,238	9,907,735
Series 2022-2, Class A, 5.94%, 10/9/29(1)	2,864	2,849,512
Pagaya AI Debt Selection Trust:
Series 2021-1, Class A, 1.18%, 11/15/27(1)	568	563,255
Series 2021-2, 3.00%, 1/25/29(1)	3,467	3,310,189
Series 2021-3, Class A, 1.15%, 5/15/29(1)	3,404	3,343,869
Series 2021-3, Class B, 1.74%, 5/15/29(1)	14,249	13,312,512
Series 2021-3, Class C, 3.27%, 5/15/29(1)	3,250	2,821,122
Series 2021-5, Class B, 2.63%, 8/15/29(1)	8,642	7,950,573
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	3,515	3,333,936
Planet Fitness Master Issuer, LLC, Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	3,403	3,307,812
PNMAC GMSR Issuer Trust, Series 2018-FT1, Class A, 6.967%, (1 mo. USD LIBOR + 2.35%), 4/25/23(1)(3)	2,250	2,235,375
Prodigy Finance CM DAC, Series 2021-1A, Class A, 6.095%, (1 mo. USD LIBOR + 1.25%), 7/25/51(1)(3)	1,455	1,419,793
Purchasing Power Funding, LLC, Series 2021-A, Class A, 1.57%, 10/15/25(1)	7,760	7,588,376
ServiceMaster Funding, LLC, Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	3,106	2,618,379
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	13,786	12,645,604
SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 5/15/31(1)	3,305	3,308,628
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	13,254	12,076,213
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	24,100	23,679,255
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	2,720	2,600,414
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	1,470	1,345,156
Sunnova Helios II Issuer, LLC, Series 2021-B, Class B, 2.01%, 7/20/48(1)	7,855	6,290,662
Sunnova Helios IV Issuer, LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	2,969	2,637,854
Sunnova Helios IX Issuer, LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)	3,905	3,667,259
Security	Principal Amount (000's omitted)	Value
Sunnova Helios V Issuer, LLC:
Series 2021-A, Class A, 1.80%, 2/20/48(1)	$1,072	$ 894,481
Series 2021-A, Class B, 3.15%, 2/20/48(1)	2,403	1,906,592
Sunnova Helios X Issuer, LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	5,949	5,604,410
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)	8,021	6,549,054
Sunrun Demeter Issuer, LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	1,878	1,507,300
Theorem Funding Trust:
Series 2021-1A, Class B, 1.84%, 12/15/27(1)	5,446	5,159,103
Series 2022-1A, Class A, 1.85%, 2/15/28(1)	3,658	3,576,011
Series 2022-3A, Class A, 7.60%, 4/15/29(1)	3,408	3,435,983
Upstart Securitization Trust:
Series 2020-1, Class C, 4.899%, 4/22/30(1)	4,801	4,745,675
Series 2020-3, Class C, 6.25%, 11/20/30(1)	4,700	4,597,479
Series 2021-2, Class B, 1.75%, 6/20/31(1)	3,100	2,960,430
Series 2021-3, Class A, 0.83%, 7/20/31(1)	1,089	1,071,071
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	5,611	5,418,206
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	10,045	8,521,319
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	3,661	3,266,425
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	6,529	5,139,022
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	645	469,120
Series 2020-A, Class C, 6.657%, 3/15/45(1)	967	622,244
Total Asset-Backed Securities (identified cost $540,831,580)		$ 497,947,148

Collateralized Mortgage Obligations — 4.3%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 6.31%, (30-day average SOFR + 1.75%), 3/25/31(1)(3)	$724	$ 722,746
Series 2021-1A, Class M1B, 6.76%, (30-day average SOFR + 2.20%), 3/25/31(1)(3)	2,360	2,340,630
Series 2021-1A, Class M1C, 7.51%, (30-day average SOFR + 2.95%), 3/25/31(1)(3)	670	665,179
Series 2021-2A, Class M1A, 5.76%, (30-day average SOFR + 1.20%), 6/25/31(1)(3)	3,606	3,564,177
Series 2021-2A, Class M1B, 6.06%, (30-day average SOFR + 1.50%), 6/25/31(1)(3)	4,750	4,607,642
Series 2021-3A, Class A2, 5.56%, (30-day average SOFR + 1.00%), 9/25/31(1)(3)	5,245	5,043,741
Series 2021-3A, Class M1A, 5.56%, (30-day average SOFR + 1.00%), 9/25/31(1)(3)	3,106	3,067,394

7
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2018-DNA1, Class M2AT, 5.895%, (1 mo. USD LIBOR + 1.05%), 7/25/30(3)	$260	$ 260,930
Series 2019-DNA4, Class M2, 6.795%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(3)	271	272,166
Series 2019-HQA4, Class B1, 7.795%, (1 mo. USD LIBOR + 2.95%), 11/25/49(1)(3)	2,769	2,754,895
Series 2020-HQA2, Class B1, 8.945%, (1 mo. USD LIBOR + 4.10%), 3/25/50(1)(3)	5,335	5,448,002
Series 2021-DNA3, Class M1, 5.31%, (30-day average SOFR + 0.75%), 10/25/33(1)(3)	1,348	1,344,535
Series 2022-DNA2, Class M1A, 5.86%, (30-day average SOFR + 1.30%), 2/25/42(1)(3)	5,219	5,184,667
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C04, Class 1M2, 9.745%, (1 mo. USD LIBOR + 4.90%), 11/25/24(3)	3,162	3,305,474
Series 2018-R07, Class 1M2, 7.245%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(3)	520	522,714
Series 2019-R02, Class 1M2, 7.145%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(3)	123	123,160
Series 2019-R04, Class 2B1, 10.095%, (1 mo. USD LIBOR + 5.25%), 6/25/39(1)(3)	3,334	3,405,967
Series 2019-R05, Class 1B1, 8.945%, (1 mo. USD LIBOR + 4.10%), 7/25/39(1)(3)	2,707	2,729,481
Series 2019-R06, Class 2B1, 8.595%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(3)	12,259	11,995,067
Series 2019-R07, Class 1B1, 8.245%, (1 mo. USD LIBOR + 3.40%), 10/25/39(1)(3)	9,350	9,237,629
Series 2020-R02, Class 2B1, 7.845%, (1 mo. USD LIBOR + 3.00%), 1/25/40(1)(3)	6,160	5,830,187
Series 2021-R01, Class 1B2, 10.56%, (30-day average SOFR + 6.00%), 10/25/41(1)(3)	3,995	3,704,655
Home Re, Ltd.:
Series 2021-1, Class M1C, 7.145%, (1 mo. USD LIBOR + 2.30%), 7/25/33(1)(3)	3,645	3,628,746
Series 2021-1, Class M2, 7.695%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(3)	3,500	3,428,808
Oaktown Re VI, Ltd., Series 2021-1A, Class M1A, 6.21%, (30-day average SOFR + 1.65%), 10/25/33(1)(3)	594	594,313
PNMAC GMSR Issuer Trust, Series 2022-GT1, Class A, 8.81%, (30-day average SOFR + 4.25%), 5/25/27(1)(3)	4,820	4,825,279
Preston Ridge Partners Mortgage:
Series 2021-RPL1, Class A1, 1.319% to 7/25/26, 7/25/51(1)(4)	2,943	2,592,047
Series 2021-RPL2, Class A1, 1.455%, 10/25/51(1)(2)	1,822	1,601,362
RESIMAC Bastille Trust, Series 2018-1NCA, Class A1, 5.551%, (1 mo. USD LIBOR + 0.85%), 12/5/59(1)(3)	27	26,829
RESIMAC Premier Trust, Series 2020-1A, Class A1A, 5.759%, (1 mo. USD LIBOR + 1.05%), 2/7/52(1)(3)	1,352	1,347,909
Total Collateralized Mortgage Obligations (identified cost $96,236,335)		$ 94,176,331

Commercial Mortgage-Backed Securities — 8.6%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(2)	$10,820	$ 8,263,093
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(2)	6,285	4,492,099
BBCMS Mortgage Trust:
Series 2017-DELC, Class A, 5.659%, (1 mo. USD LIBOR + 0.975%), 8/15/36(1)(3)	16,617	16,459,080
Series 2017-DELC, Class D, 6.509%, (1 mo. USD LIBOR + 1.825%), 8/15/36(1)(3)	1,208	1,187,860
Series 2017-DELC, Class E, 7.309%, (1 mo. USD LIBOR + 2.625%), 8/15/36(1)(3)	4,213	4,138,519
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 5.862%, (1 mo. SOFR + 1.034%), 10/15/36(1)(3)	22,966	22,719,969
Series 2019-XL, Class B, 6.022%, (1 mo. SOFR + 1.194%), 10/15/36(1)(3)	10,595	10,407,357
Series 2021-VOLT, Class B, 5.634%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(3)	10,284	9,775,084
Series 2021-VOLT, Class C, 5.784%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(3)	3,122	2,948,691
Series 2021-VOLT, Class D, 6.334%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(3)	9,323	8,784,998
Credit Suisse Mortgage Trust:
Series 2018-SITE, Class C, 4.782%, 4/15/36(1)(2)	5,000	4,740,355
Series 2022-CNTR, Class A, 8.772%, (1 mo. SOFR + 3.944%), 1/15/24(1)(3)	1,014	911,657
CSMC:
Series 2018-SITE, Class A, 4.284%, 4/15/36(1)	4,875	4,710,280
Series 2022-NWPT, Class A, 7.97%, (1 mo. SOFR + 3.143%), 9/9/24(1)(3)	5,027	4,986,480
Extended Stay America Trust:
Series 2021-ESH, Class A, 5.765%, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(3)	3,713	3,604,951
Series 2021-ESH, Class B, 6.065%, (1 mo. USD LIBOR + 1.38%), 7/15/38(1)(3)	3,316	3,217,862
Series 2021-ESH, Class C, 6.385%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(3)	6,003	5,824,782
Series 2021-ESH, Class D, 6.935%, (1 mo. USD LIBOR + 2.25%), 7/15/38(1)(3)	3,340	3,189,074
Federal National Mortgage Association, Series 2017-M13, Class A2, 2.932%, 9/25/27(2)	4,321	4,094,630
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 8.095%, (1 mo. USD LIBOR + 3.25%), 10/25/49(1)(3)	2,992	2,753,802
Series 2020-01, Class M7, 6.795%, (1 mo. USD LIBOR + 1.95%), 3/25/50(1)(3)	817	788,791
Series 2020-01, Class M10, 8.595%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(3)	3,545	3,297,708
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 5.834%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(3)	17,728	17,309,385

8
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	$4,200	$ 740,880
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(2)	1,920	150,192
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 6.334%, (1 mo. USD LIBOR + 1.65%), 5/15/36(1)(3)(5)	13,004	12,630,324
VMC Finance, LLC:
Series 2021-HT1, Class A, 6.411%, (1 mo. USD LIBOR + 1.65%), 1/18/37(1)(3)	18,103	17,618,996
Series 2021-HT1, Class B, 9.261%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(3)	9,712	9,171,737
Total Commercial Mortgage-Backed Securities (identified cost $203,174,031)		$ 188,918,636

Corporate Bonds — 48.1%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.4%
Celanese US Holdings, LLC, 6.165%, 7/15/27	$6,165	$ 6,208,922
Nutrien, Ltd., 5.90%, 11/7/24	2,898	2,940,619
		$ 9,149,541
Communications — 1.9%
AT&T, Inc.:
2.30%, 6/1/27	$9,050	$ 8,296,340
4.10%, 2/15/28	6,580	6,426,412
CCO Holdings, LLC/CCO Holdings Capital Corp.:
5.00%, 2/1/28(1)	2,733	2,524,513
5.125%, 5/1/27(1)	10,390	9,831,434
Level 3 Financing, Inc., 4.25%, 7/1/28(1)	3,000	1,695,675
Nokia Oyj, 4.375%, 6/12/27	12,838	12,285,773
		$ 41,060,147
Consumer, Cyclical — 6.7%
American Airlines Pass-Through Trust, 4.40%, 3/22/25	$394	$ 387,262
American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26(1)	12,287	12,106,895
Aptiv PLC/Aptiv Corp., 2.396%, 2/18/25	10,692	10,190,619
Bath & Body Works, Inc., 6.625%, 10/1/30(1)(6)	8,600	8,391,708
Brunswick Corp., 0.85%, 8/18/24	7,728	7,221,484
Delta Air Lines, Inc./SkyMiles IP, Ltd.:
4.50%, 10/20/25(1)	7,815	7,689,144
4.75%, 10/20/28(1)	10,953	10,578,933
Ferguson Finance PLC, 4.25%, 4/20/27(1)	653	628,663
Ford Motor Credit Co., LLC, 7.35%, 11/4/27	6,379	6,586,381
Security	Principal Amount (000’s omitted)	Value
Consumer, Cyclical (continued)
General Motors Financial Co., Inc.:
1.20%, 10/15/24	$11,946	$ 11,187,881
4.30%, 4/6/29	7,632	7,100,801
5.841%, (SOFR + 1.30%), 4/7/25(3)	5,092	5,059,613
Genuine Parts Co., 1.75%, 2/1/25	8,854	8,369,167
Hyatt Hotels Corp.:
1.30%, 10/1/23	6,880	6,736,405
1.80%, 10/1/24	6,319	5,986,122
Lithia Motors, Inc., 4.625%, 12/15/27(1)	6,500	6,053,112
Marriott International, Inc., 4.90%, 4/15/29	5,350	5,305,760
Nordstrom, Inc., 2.30%, 4/8/24	3,428	3,278,265
Warnermedia Holdings, Inc.:
3.755%, 3/15/27(1)	7,500	7,069,309
4.054%, 3/15/29(1)	7,000	6,516,447
6.412%, 3/15/26	9,127	9,175,848
		$ 145,619,819
Consumer, Non-cyclical — 2.7%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	$8,545	$ 7,945,969
4.25%, 11/1/29(1)	3,000	2,754,901
Centene Corp., 4.25%, 12/15/27	15,882	15,317,554
Coca-Cola Europacific Partners PLC:
0.80%, 5/3/24(1)	5,000	4,770,936
1.50%, 1/15/27(1)	9,377	8,369,371
CVS Pass-Through Trust, 6.036%, 12/10/28	903	922,301
Keurig Dr Pepper, Inc.:
0.75%, 3/15/24	6,166	5,907,300
3.43%, 6/15/27	3,400	3,248,283
Kraft Heinz Foods Co., 3.875%, 5/15/27	7,000	6,840,275
Smithfield Foods, Inc., 2.625%, 9/13/31(1)	4,498	3,403,036
		$ 59,479,926
Energy — 0.2%
NuStar Logistics, L.P., 5.75%, 10/1/25	$4,084	$ 3,976,608
TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)	670	637,340
		$ 4,613,948
Financial — 31.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/24	$4,203	$ 3,934,453
1.75%, 10/29/24	7,000	6,526,586
4.50%, 9/15/23	5,591	5,538,843
6.50%, 7/15/25	2,768	2,790,273
Air Lease Corp., 2.875%, 1/15/26	3,729	3,479,487

9
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Ally Financial, Inc.:
2.20%, 11/2/28	$3,200	$ 2,551,627
7.10%, 11/15/27	5,000	5,084,415
8.00%, 11/1/31	3,225	3,389,026
American Assets Trust, L.P., 3.375%, 2/1/31	4,301	3,459,085
Assurant, Inc., 6.10%, 2/27/26	3,776	3,853,272
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(7)	6,350	5,871,958
Aviation Capital Group, LLC, 6.25%, 4/15/28(1)(8)	6,205	6,209,848
Banco Santander S.A.:
1.722% to 9/14/26, 9/14/27(7)	5,000	4,369,640
4.175% to 3/24/27, 3/24/28(7)	1,000	939,704
5.147%, 8/18/25	10,200	10,021,602
5.294%, 8/18/27	6,000	5,910,265
Bank of America Corp.:
1.734% to 7/22/26, 7/22/27(7)	13,829	12,411,949
4.376% to 4/27/27, 4/27/28(7)	38,876	37,636,233
4.948% to 7/22/27, 7/22/28(7)	18,800	18,708,152
6.204% to 11/10/27, 11/10/28(7)	19,236	20,126,204
Bank of Nova Scotia (The):
5.369%, (SOFR + 0.55%), 9/15/23(3)	8,000	7,995,596
5.453%, (SOFR + 0.90%), 4/11/25(3)	10,000	9,973,239
BBVA Bancomer S.A./Texas, 1.875%, 9/18/25(1)	6,660	6,083,943
BNP Paribas S.A.:
1.675% to 6/30/26, 6/30/27(1)(7)	5,399	4,755,936
4.375%, 9/28/25(1)	3,000	2,867,358
Bread Financial Holdings, Inc., 4.75%, 12/15/24(1)	10,514	9,412,047
CaixaBank S.A., 6.208% to 1/18/28, 1/18/29(1)(7)	5,084	5,119,762
Capital One Financial Corp.:
3.273% to 3/1/29, 3/1/30(7)	4,755	4,055,074
3.75%, 7/28/26	14,222	12,946,103
Charles Schwab Corp. (The), 2.45%, 3/3/27	3,319	2,978,332
CI Financial Corp., 3.20%, 12/17/30	3,788	2,922,411
Citigroup, Inc.:
3.668% to 7/24/27, 7/24/28(7)	7,305	6,926,035
4.00% to 12/10/25(7)(9)	5,060	4,484,425
5.61% to 9/29/25, 9/29/26(7)	12,000	12,097,607
Credit Agricole S.A., 1.247% to 1/26/26, 1/26/27(1)(7)	10,700	9,565,576
Danske Bank A/S:
1.226% to 6/22/24(1)(7)	5,573	5,503,052
1.621% to 9/11/25, 9/11/26(1)(7)	4,647	4,156,548
Discover Bank, 4.682% to 8/9/23, 8/9/28(7)	5,732	5,247,182
DNB Bank ASA, 1.535% to 5/25/26, 5/25/27(1)(7)	5,000	4,448,039
EPR Properties, 4.50%, 6/1/27	12,800	10,622,030
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Extra Space Storage L.P.:
3.90%, 4/1/29	$2,650	$ 2,443,902
5.70%, 4/1/28	1,612	1,624,057
F&G Annuities & Life, Inc., 7.40%, 1/13/28(1)	15,421	15,528,212
Federation des Caisses Desjardins du Quebec, 4.40%, 8/23/25(1)	10,783	10,525,073
GA Global Funding Trust:
2.25%, 1/6/27(1)	11,545	10,083,289
5.913%, (SOFR + 1.36%), 4/11/25(1)(3)	10,000	9,731,975
Goldman Sachs Group, Inc. (The):
1.948% to 10/21/26, 10/21/27(7)	13,967	12,491,496
2.64% to 2/24/27, 2/24/28(7)	31,420	28,689,385
6.209%, (SOFR + 1.39%), 3/15/24(3)(6)	9,800	9,827,209
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	13,807	11,993,865
6.00%, 4/15/25(1)(6)	6,656	6,401,444
HSBC Holdings PLC:
0.732% to 8/17/23, 8/17/24(7)	4,824	4,724,910
6.161% to 3/9/28, 3/9/29(7)	13,374	13,762,174
7.39% to 11/3/27, 11/3/28(7)	3,942	4,198,982
Huntington National Bank (The), 5.699% to 11/18/24, 11/18/25(7)	7,687	7,440,638
ING Groep NV, 1.726% to 4/1/26, 4/1/27(7)	5,000	4,447,028
Intesa Sanpaolo SpA:
5.25%, 1/12/24	4,000	3,983,690
7.00%, 11/21/25(1)	8,178	8,326,615
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	4,394	3,780,158
5.00%, 7/15/28(1)	7,646	7,123,128
JPMorgan Chase & Co.:
1.04% to 2/4/26, 2/4/27(7)	25,000	22,334,242
1.47% to 9/22/26, 9/22/27(7)	11,468	10,123,949
1.578% to 4/22/26, 4/22/27(7)	9,000	8,093,062
4.851% to 7/25/27, 7/25/28(7)	16,059	16,043,697
Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(7)	4,905	4,602,856
Macquarie Bank, Ltd.:
3.052% to 3/3/31, 3/3/36(1)(7)	3,117	2,374,612
3.624%, 6/3/30(1)	3,984	3,441,574
Nationwide Building Society, 0.55%, 1/22/24(1)	8,809	8,485,596
Newmark Group, Inc., 6.125%, 11/15/23	14,113	14,003,576
OneMain Finance Corp.:
3.50%, 1/15/27	7,159	6,016,435
7.125%, 3/15/26	1,938	1,864,937
Radian Group, Inc.:
4.875%, 3/15/27	11,797	11,105,769

10
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Radian Group, Inc.: (continued)
6.625%, 3/15/25	$6,300	$ 6,279,336
Rocket Mortgage, LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/26(1)	2,455	2,199,840
Santander UK Group Holdings PLC, 1.532% to 8/21/25, 8/21/26(7)	5,400	4,822,273
Societe Generale S.A., 1.488% to 12/14/25, 12/14/26(1)(7)	13,600	11,871,273
Standard Chartered PLC:
1.214% to 3/23/24, 3/23/25(1)(7)	1,970	1,887,299
1.456% to 1/14/26, 1/14/27(1)(7)	3,503	3,080,346
1.822% to 11/23/24, 11/23/25(1)(7)	6,397	5,956,051
Sun Communities Operating, L.P., 2.30%, 11/1/28	2,227	1,903,179
Swedbank AB, 5.337%, 9/20/27(1)	15,137	15,154,234
Synchrony Bank, 5.625%, 8/23/27	8,350	7,674,189
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(7)	2,946	2,542,724
5.625%, 2/15/28	4,100	3,683,303
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(7)	3,909	3,236,459
UBS AG, 1.25%, 6/1/26(1)	5,143	4,522,750
UBS Group AG:
1.494% to 8/10/26, 8/10/27(1)(7)	10,000	8,621,655
4.703% to 8/5/26, 8/5/27(1)(7)	2,348	2,249,731
UniCredit SpA, 2.569% to 9/22/25, 9/22/26(1)(7)	8,524	7,722,974
Wells Fargo & Co., 5.956%, (SOFR + 1.32%), 4/25/26(3)	15,000	14,990,855
		$ 688,988,923
Industrial — 1.3%
Berry Global, Inc., 5.50%, 4/15/28(1)	$4,462	$ 4,449,650
SMBC Aviation Capital Finance DAC, 3.55%, 4/15/24(1)	3,800	3,709,357
TD SYNNEX Corp., 1.25%, 8/9/24	6,500	6,085,117
Teledyne Technologics, Inc., 0.95%, 4/1/24	14,000	13,423,095
		$ 27,667,219
Technology — 1.6%
Dell International, LLC/EMC Corp., 5.25%, 2/1/28	$8,900	$ 8,990,617
Kyndryl Holdings, Inc., 2.70%, 10/15/28	18,732	15,705,236
Seagate HDD Cayman:
4.091%, 6/1/29	5,594	4,947,312
9.625%, 12/1/32(1)	5,385	6,040,339
		$ 35,683,504
Utilities — 1.8%
AES Corp. (The):
1.375%, 1/15/26	$7,000	$ 6,303,765
2.45%, 1/15/31	4,889	3,984,941
Avangrid, Inc., 3.15%, 12/1/24	7,692	7,460,159
Security	Principal Amount (000’s omitted)	Value
Utilities (continued)
Enel Finance International N.V., 1.375%, 7/12/26(1)	$14,665	$ 13,069,909
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	779	750,169
Niagara Mohawk Power Corp., 4.278%, 12/15/28(1)	6,500	6,128,965
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	1,893	1,734,781
		$ 39,432,689
Total Corporate Bonds (identified cost $1,112,657,365)		$1,051,695,716

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(10)(11)	$4,000	$ 3,834,200
Total High Social Impact Investments (identified cost $4,000,000)		$ 3,834,200

Preferred Stocks — 0.1%

Security	Shares	Value
Wireless Telecommunication Services — 0.1%
United States Cellular Corp., 5.50%	92,425	$ 1,552,740
Total Preferred Stocks (identified cost $2,310,625)		$ 1,552,740

Senior Floating-Rate Loans(12) — 1.2%

Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services — 0.5%
CenturyLink, Inc., Term Loan, 7.172%, (SOFR + 2.25%), 3/15/27	$6,561	$ 4,368,628
UPC Financing Partnership, Term Loan, 7.609%, (1 mo. USD LIBOR + 2.925%), 1/31/29	6,775	6,685,231
		$ 11,053,859
IT Services — 0.1%
Asurion, LLC, Term Loan, 8.09%, (1 mo USD. LIBOR + 3.25%), 12/23/26	$1,720	$ 1,604,273
		$ 1,604,273

11
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Software — 0.5%
Banff Merger Sub, Inc., Term Loan, 8.59%, (1 mo. USD LIBOR + 3.75%), 10/2/25	$5,660	$ 5,592,394
Hyland Software, Inc., Term Loan, 8.34%, (1 mo. USD LIBOR + 3.50%), 7/1/24	2,109	2,083,931
VS Buyer, LLC, Term Loan, 7.70%, (2 mo. USD LIBOR + 3.00%), 2/28/27	4,480	4,444,873
		$ 12,121,198
Specialty Retail — 0.1%
PetSmart, Inc., Term Loan, 8.657%, (SOFR + 3.75%), 2/11/28	$2,135	$ 2,120,888
		$ 2,120,888
Total Senior Floating-Rate Loans (identified cost $29,336,084)		$ 26,900,218

Taxable Municipal Obligations — 1.2%

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 1.0%
California Health Facilities Financing Authority, (No Place Like Home Program):
1.97%, 6/1/23	$2,000	$ 1,990,540
Social Bonds, 2.02%, 6/1/24	2,500	2,419,200
Social Bonds, 2.211%, 6/1/25	4,450	4,217,888
Massachusetts, Special Obligation Bonds, Social Bonds, 3.564%, 7/15/23	12,600	12,558,798
		$ 21,186,426
Water and Sewer — 0.2%
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 1.597%, 9/1/25	$2,350	$ 2,193,537
San Diego County Water Authority, CA, Green Bonds, Series A, 0.743%, 5/1/25	1,500	1,392,345
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds:
1.982%, 11/1/23	700	687,869
2.082%, 11/1/24	500	480,935
		$ 4,754,686
Total Taxable Municipal Obligations (identified cost $26,600,000)		$ 25,941,112

U.S. Government Agency Mortgage-Backed Securities — 3.0%

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
4.00%, 30-Year, TBA(13)	$7,800	$ 7,461,797
4.50%, 30-Year, TBA(13)	33,600	32,922,735
5.00%, 30-Year, TBA(13)	20,900	20,846,924
5.50%, 30-Year, TBA(13)	5,500	5,557,577
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $65,527,539)		$ 66,789,033

U.S. Treasury Obligations — 11.8%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
2.625%, 12/31/23	$10,000	$ 9,850,357
4.125%, 10/31/27	44,500	45,362,188
4.25%, 10/15/25	190,000	191,506,641
4.50%, 11/15/25	10,700	10,859,873
Total U.S. Treasury Obligations (identified cost $254,684,475)		$ 257,579,059

Short-Term Investments — 0.0%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(14)	420,460	$ 420,460
Total Short-Term Investments (identified cost $420,460)		$ 420,460
Total Investments — 101.3% (identified cost $2,335,778,494)		$2,215,754,653

Other Assets, Less Liabilities — (1.3)%	$ (28,877,735)
Net Assets — 100.0%	$ 2,186,876,918

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2023, the aggregate value of these securities is $1,133,999,483 or 51.9% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2023.

12
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

(3)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2023.
(4)	Step coupon security. Interest rate represents the rate in effect at March 31, 2023.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 8).
(6)	All or a portion of this security was on loan at March 31, 2023. The aggregate market value of securities on loan at March 31, 2023 was $407,848.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	When-issued security.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(10)	May be deemed to be an affiliated company (see Note 8).
(11)	Restricted security. Total market value of restricted securities amounts to $3,834,200, which represents 0.2% of the net assets of the Fund as of March 31, 2023.
(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(13)	TBA (To Be Announced) securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(14)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	1,061	Long	6/30/23	$ 219,046,767	$ 1,910,119
U.S. 5-Year Treasury Note	192	Long	6/30/23	21,025,500	68,664
U.S. 5-Year Treasury Note	(187)	Short	6/30/23	(20,477,961)	(448,262)
U.S. 10-Year Treasury Note	(575)	Short	6/21/23	(66,080,078)	(1,398,117)
U.S. Ultra 10-Year Treasury Note	(873)	Short	6/21/23	(105,755,766)	(3,744,247)
					$(3,611,843)
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$4,000,000

13
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
USD	– United States Dollar
14
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2023
Statement of Assets and Liabilities (Unaudited)

March 31, 2023
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $2,318,774,873) - including $407,848 of securities on loan	$ 2,199,290,129
Investments in securities of affiliated issuers, at value (identified cost $17,003,621)	16,464,524
Cash	14,429,231
Deposits at broker for futures contracts	4,645,000
Deposits for forward commitment securities	1,050,000
Receivable for investments sold	90,209,260
Receivable for capital shares sold	3,029,500
Interest receivable	16,842,621
Dividends and interest receivable - affiliated	112,589
Securities lending income receivable	1,542
Tax reclaims receivable	67,153
Trustees' deferred compensation plan	882,944
Total assets	$2,347,024,493
Liabilities
Cash collateral due to broker	$ 1,050,000
Payable for variation margin on open futures contracts	526,712
Payable for investments purchased	75,544,414
Payable for when-issued/delayed delivery/forward commitment securities	65,633,256
Payable for capital shares redeemed	4,064,039
Distributions payable	942,178
Deposits for securities loaned	420,460
Payable to affiliates:
Investment advisory fee	515,836
Administrative fee	224,716
Distribution and service fees	63,124
Sub-transfer agency fee	9,739
Trustees' deferred compensation plan	882,944
Other	5,945
Accrued expenses	464,212
Demand note payable	9,800,000
Total liabilities	$ 160,147,575
Net Assets	$2,186,876,918
Sources of Net Assets
Paid-in capital	$ 2,360,304,305
Accumulated loss	(173,427,387)
Net Assets	$2,186,876,918
Class A Shares
Net Assets	$ 240,750,393
Shares Outstanding	15,794,049
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 15.24
Maximum Offering Price Per Share (100 ÷ 97.75 of net asset value per share)	$ 15.59
15
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2023
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2023
Class C Shares
Net Assets	$ 13,353,813
Shares Outstanding	879,424
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 15.18
Class I Shares
Net Assets	$ 1,712,564,611
Shares Outstanding	111,590,771
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 15.35
Class R6 Shares
Net Assets	$ 220,208,101
Shares Outstanding	14,349,480
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 15.35

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
16
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2023
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2023
Investment Income
Dividend income	$ 63,542
Dividend income - affiliated issuers	877,757
Interest and other income	46,306,263
Interest income - affiliated issuers	437,124
Securities lending income, net	10,129
Total investment income	$ 47,694,815
Expenses
Investment advisory fee	$ 3,180,166
Administrative fee	1,379,549
Distribution and service fees:
Class A	315,391
Class C	72,217
Trustees' fees and expenses	77,021
Custodian fees	22,638
Transfer agency fees and expenses	780,272
Accounting fees	220,604
Professional fees	54,498
Registration fees	76,705
Reports to shareholders	60,408
Miscellaneous	52,719
Total expenses	$ 6,292,188
Waiver and/or reimbursement of expenses by affiliate	$ (131,254)
Net expenses	$ 6,160,934
Net investment income	$ 41,533,881
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (34,149,910)
Investment securities - affiliated issuers	12,865
Futures contracts	5,530,256
Net realized loss	$(28,606,789)
Change in unrealized appreciation (depreciation):
Investment securities	$ 85,876,539
Investment securities - affiliated issuers	241,272
Futures contracts	(10,493,345)
Net change in unrealized appreciation (depreciation)	$ 75,624,466
Net realized and unrealized gain	$ 47,017,677
Net increase in net assets from operations	$ 88,551,558
17
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2023
Statements of Changes in Net Assets

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 41,533,881	$ 51,036,772
Net realized loss	(28,606,789)	(13,939,994)
Net change in unrealized appreciation (depreciation)	75,624,466	(216,994,807)
Net increase (decrease) in net assets from operations	$ 88,551,558	$ (179,898,029)
Distributions to shareholders:
Class A	$ (4,319,792)	$ (7,159,231)
Class C	(192,627)	(358,445)
Class I	(33,219,574)	(56,270,476)
Class R6	(4,147,971)	(4,538,867)
Total distributions to shareholders	$ (41,879,964)	$ (68,327,019)
Capital share transactions:
Class A	$ (25,234,374)	$ (13,310,965)
Class C	(2,582,273)	(5,345,187)
Class I	(230,469,931)	180,322,501
Class R6	(6,675,307)	122,012,212
Net increase (decrease) in net assets from capital share transactions	$ (264,961,885)	$ 283,678,561
Net increase (decrease) in net assets	$ (218,290,291)	$ 35,453,513
Net Assets
At beginning of period	$ 2,405,167,209	$ 2,369,713,696
At end of period	$2,186,876,918	$2,405,167,209
18
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2023
Financial Highlights

	Class A
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 14.94	$ 16.47	$ 16.21	$ 16.13	$ 15.83	$ 16.11
Income (Loss) From Operations
Net investment income(1)	$ 0.26	$ 0.28	$ 0.26	$ 0.35	$ 0.45	$ 0.37
Net realized and unrealized gain (loss)	0.30	(1.41)	0.36	0.09	0.32	(0.28)
Total income (loss) from operations	$ 0.56	$ (1.13)	$ 0.62	$ 0.44	$ 0.77	$ 0.09
Less Distributions
From net investment income	$ (0.26)	$ (0.29)	$ (0.27)	$ (0.36)	$ (0.47)	$ (0.37)
From net realized gain	—	(0.11)	(0.09)	—	—	—
Total distributions	$ (0.26)	$ (0.40)	$ (0.36)	$ (0.36)	$ (0.47)	$ (0.37)
Net asset value — End of period	$ 15.24	$ 14.94	$ 16.47	$ 16.21	$ 16.13	$ 15.83
Total Return(2)	3.76% (3)	(6.99)%	3.87%	2.80%	4.94%	0.59%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$240,750	$260,829	$301,929	$266,758	$251,080	$258,528
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.77% (5)	0.76%	0.76%	0.77%	0.81%	0.84%
Net expenses	0.76% (5)(6)	0.76% (6)	0.76%	0.76%	0.79%	0.84%
Net investment income	3.40% (5)	1.77%	1.57%	2.18%	2.80%	2.29%
Portfolio Turnover	47% (3)(7)	71% (7)	89% (7)	91% (7)	68%	80%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
(7)	Includes the effect of To-Be-Announced (TBA) transactions.
19
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2023
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 14.88	$ 16.40	$ 16.15	$ 16.07	$ 15.77	$ 16.05
Income (Loss) From Operations
Net investment income(1)	$ 0.20	$ 0.16	$ 0.14	$ 0.23	$ 0.33	$ 0.25
Net realized and unrealized gain (loss)	0.30	(1.40)	0.35	0.09	0.32	(0.28)
Total income (loss) from operations	$ 0.50	$ (1.24)	$ 0.49	$ 0.32	$ 0.65	$ (0.03)
Less Distributions
From net investment income	$ (0.20)	$ (0.17)	$ (0.15)	$ (0.24)	$ (0.35)	$ (0.25)
From net realized gain	—	(0.11)	(0.09)	—	—	—
Total distributions	$ (0.20)	$ (0.28)	$ (0.24)	$ (0.24)	$ (0.35)	$ (0.25)
Net asset value — End of period	$ 15.18	$ 14.88	$ 16.40	$ 16.15	$ 16.07	$ 15.77
Total Return(2)	3.45% (3)	(7.67)%	3.04%	2.03%	4.16%	(0.16)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,354	$15,646	$22,935	$32,087	$48,326	$78,228
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.52% (5)	1.51%	1.51%	1.52%	1.57%	1.59%
Net expenses	1.51% (5)(6)	1.51% (6)	1.51%	1.51%	1.55%	1.59%
Net investment income	2.64% (5)	0.99%	0.85%	1.46%	2.06%	1.55%
Portfolio Turnover	47% (3)(7)	71% (7)	89% (7)	91% (7)	68%	80%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
(7)	Includes the effect of To-Be-Announced (TBA) transactions.
20
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2023
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 15.04	$ 16.58	$ 16.32	$ 16.24	$ 15.93	$ 16.20
Income (Loss) From Operations
Net investment income(1)	$ 0.28	$ 0.32	$ 0.30	$ 0.39	$ 0.49	$ 0.43
Net realized and unrealized gain (loss)	0.31	(1.42)	0.37	0.10	0.33	(0.29)
Total income (loss) from operations	$ 0.59	$ (1.10)	$ 0.67	$ 0.49	$ 0.82	$ 0.14
Less Distributions
From net investment income	$ (0.28)	$ (0.33)	$ (0.32)	$ (0.41)	$ (0.51)	$ (0.41)
From net realized gain	—	(0.11)	(0.09)	—	—	—
Total distributions	$ (0.28)	$ (0.44)	$ (0.41)	$ (0.41)	$ (0.51)	$ (0.41)
Net asset value — End of period	$ 15.35	$ 15.04	$ 16.58	$ 16.32	$ 16.24	$ 15.93
Total Return(2)	3.95% (3)	(6.76)%	4.11%	3.05%	5.24%	0.91%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,712,565	$1,906,319	$1,928,347	$1,349,828	$1,298,581	$1,043,989
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.52% (5)	0.51%	0.51%	0.52%	0.56%	0.59%
Net expenses	0.51% (5)(6)	0.51% (6)	0.51%	0.51%	0.51%	0.52%
Net investment income	3.64% (5)	2.03%	1.81%	2.43%	3.06%	2.69%
Portfolio Turnover	47% (3)(7)	71% (7)	89% (7)	91% (7)	68%	80%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
(7)	Includes the effect of To-Be-Announced (TBA) transactions.
21
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2023
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,			Period Ended September 30, 2019(1)
		2022	2021	2020
Net asset value — Beginning of period	$ 15.04	$ 16.58	$ 16.32	$ 16.24	$ 15.90
Income (Loss) From Operations
Net investment income(2)	$ 0.28	$ 0.35	$ 0.30	$ 0.40	$ 0.33
Net realized and unrealized gain (loss)	0.31	(1.44)	0.37	0.09	0.34
Total income (loss) from operations	$ 0.59	$ (1.09)	$ 0.67	$ 0.49	$ 0.67
Less Distributions
From net investment income	$ (0.28)	$ (0.34)	$ (0.32)	$ (0.41)	$ (0.33)
From net realized gain	—	(0.11)	(0.09)	—	—
Total distributions	$ (0.28)	$ (0.45)	$ (0.41)	$ (0.41)	$ (0.33)
Net asset value — End of period	$ 15.35	$ 15.04	$ 16.58	$ 16.32	$ 16.24
Total Return(3)	3.98% (4)	(6.70)%	4.17%	3.10%	4.25% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$220,208	$222,373	$116,503	$40,102	$24,575
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.45% (6)	0.44%	0.45%	0.46%	0.49% (6)
Net expenses	0.45% (6)(7)	0.44% (7)	0.45%	0.46%	0.46% (6)
Net investment income	3.71% (6)	2.20%	1.84%	2.46%	3.11% (6)
Portfolio Turnover	47% (4)(8)	71% (8)	89% (8)	91% (8)	68% (9)

(1)	For the period from the commencement of operations, February 1, 2019, to September 30, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
(8)	Includes the effect of To-Be-Announced (TBA) transactions.
(9)	For the year ended September 30, 2019.
22
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Short Duration Income Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income- producing securities. The Fund invests primarily in investment grade, U.S. dollar denominated debt securities.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to
23

Calvert
Short Duration Income Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 497,947,148	$ —	$ 497,947,148
Collateralized Mortgage Obligations	—	94,176,331	—	94,176,331
Commercial Mortgage-Backed Securities	—	188,918,636	—	188,918,636
Corporate Bonds	—	1,051,695,716	—	1,051,695,716
High Social Impact Investments	—	3,834,200	—	3,834,200
Preferred Stocks	1,552,740	—	—	1,552,740
Senior Floating-Rate Loans	—	26,900,218	—	26,900,218
Taxable Municipal Obligations	—	25,941,112	—	25,941,112
U.S. Government Agency Mortgage-Backed Securities	—	66,789,033	—	66,789,033
U.S. Treasury Obligations	—	257,579,059	—	257,579,059
Short-Term Investments	420,460	—	—	420,460
Total Investments	$ 1,973,200	$2,213,781,453	$ —	$2,215,754,653
Futures Contracts	$ 1,978,783	$ —	$ —	$ 1,978,783
Total	$ 3,951,983	$2,213,781,453	$ —	$2,217,733,436
Liability Description
Futures Contracts	$ (5,590,626)	$ —	$ —	$ (5,590,626)
Total	$(5,590,626)	$ —	$ —	$ (5,590,626)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign interest, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent
24

Calvert
Short Duration Income Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
E  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
F  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
G  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
H  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
K  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
L  Interim Financial Statements— The interim financial statements relating to March 31, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
25

Calvert
Short Duration Income Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to and including $750 million	0.280%
Over $750 million	0.275%
For the six months ended March 31, 2023, the investment advisory fee amounted to $3,180,166 or 0.28% (annualized) of the Fund's average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2023, the investment advisory fee paid was reduced by $37,804 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.76%, 1.51%, 0.51% and 0.46% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R6, respectively. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2024. For the six months ended March 31, 2023, CRM waived or reimbursed expenses in total of $93,450.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2023, CRM was paid administrative fees of $1,379,549.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2023 amounted to $315,391 and $72,217 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $6,976 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2023. The Fund was also informed that EVD received $5,067 and $1,446 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of CRM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended March 31, 2023 in the amount of $187.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2023, sub-transfer agency fees and expenses incurred to EVM amounted to $33,687 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 ($30,000 prior to January 1, 2023) annual fee, Committee chairs receive an additional $15,000 ($6,000 prior to January 1, 2023) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
26

Calvert
Short Duration Income Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

3  Investment Activity
During the six months ended March 31, 2023, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities, paydowns and principal repayments on senior floating-rate loans, were $375,040,610 and $556,070,785, respectively. Purchases and sales of U.S. government and agency securities, including maturities, paydowns and TBA transactions, were $681,926,872 and $642,577,247, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2022, the Fund had a net capital loss of $11,848,905 attributable to security transactions incurred after October 31, 2021 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending September 30, 2023.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$2,337,036,751
Gross unrealized appreciation	$ 10,387,979
Gross unrealized depreciation	(135,281,920)
Net unrealized depreciation	$ (124,893,941)
5  Financial Instruments
A summary of futures contracts outstanding at March 31, 2023 is included in the Schedule of Investments. During the six months ended March 31, 2023, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At March 31, 2023, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Accumulated loss	$1,978,783 (1)	$(5,590,626) (1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2023 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ 5,530,256	$ (10,493,345)
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended March 31, 2023 was approximately $260,473,000 and $243,864,000, respectively.
27

Calvert
Short Duration Income Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2023, the total value of securities on loan, including accrued interest, was $420,351 and the total value of collateral received was $420,460, comprised of cash.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2023.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$420,460	$ —	$ —	$ —	$420,460
The carrying amount of the liability for deposits for securities loaned at March 31, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2023.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
At March 31, 2023, the Fund had a balance outstanding pursuant to this line of credit of $9,800,000 at an annual interest rate of 5.83%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at March 31, 2023. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2023. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2023.
8  Affiliated Investments
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM serves on the CIC Board. In addition, a director/trustee on the Fund Board serves as a director emeritus on the CIC Board.
28

Calvert
Short Duration Income Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

At March 31, 2023, the value of the Fund's investment in the Notes and in affiliated issuers and issuers that may be deemed to be affiliated, was $16,464,524, which represents 0.8% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 3.518%, (1 mo. USD LIBOR + 0.70%), 11/15/34	$ 8,974,746	$ —	$ (9,028,000)	$ 7,903	$ 45,348	$ —	$ 12,351	$ —
Series 2017-CLS, Class B, 3.668%, (1 mo. USD LIBOR + 0.85%), 11/15/34	5,901,587	—	(5,940,000)	—	38,413	—	8,473	—
Series 2017-CLS, Class C, 3.818%, (1 mo. USD LIBOR + 1.00%), 11/15/34	5,714,507	—	(5,755,000)	—	40,493	—	8,545	—
Series 2017-CLS, Class E, 4.768%, (1 mo. USD LIBOR + 1.95%), 11/15/34	6,367,609	—	(6,427,000)	4,962	54,427	—	11,917	—
Series 2019-BPR, Class A, 6.334%, (1 mo. USD LIBOR + 1.65%), 5/15/36	12,686,893	—	—	—	(56,569)	12,630,324	365,838	13,003,621
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	3,715,040	—	—	—	119,160	3,834,200	30,000	4,000,000
Short-Term Investments
Liquidity Fund	68,969,256	377,149,658	(446,118,914)	—	—	—	877,757	—
Total				$12,865	$241,272	$16,464,524	$1,314,881

(1)	Restricted security.
9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,683,191	$ 25,365,514	5,504,226	$ 87,083,426
Reinvestment of distributions	252,711	3,819,896	519,090	8,162,658
Shares redeemed	(3,602,447)	(54,419,784)	(6,899,220)	(108,557,049)
Net decrease	(1,666,545)	$ (25,234,374)	(875,904)	$ (13,310,965)
29

Calvert
Short Duration Income Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class C
Shares sold	78,921	$ 1,182,510	209,882	$ 3,325,642
Reinvestment of distributions	11,899	179,203	21,036	331,714
Shares redeemed	(262,822)	(3,943,986)	(577,705)	(9,002,543)
Net decrease	(172,002)	$ (2,582,273)	(346,787)	$ (5,345,187)
Class I
Shares sold	21,844,631	$ 331,631,169	71,451,368	$ 1,137,346,532
Reinvestment of distributions	1,832,797	27,896,011	2,968,649	47,050,074
Shares redeemed	(38,840,484)	(589,997,111)	(63,990,499)	(1,004,074,105)
Net increase (decrease)	(15,163,056)	$(230,469,931)	10,429,518	$ 180,322,501
Class R6
Shares sold	1,811,970	$ 27,509,993	12,358,173	$ 193,538,104
Reinvestment of distributions	266,935	4,062,866	274,435	4,312,609
Shares redeemed	(2,515,864)	(38,248,166)	(4,874,840)	(75,838,501)
Net increase (decrease)	(436,959)	$ (6,675,307)	7,757,768	$ 122,012,212
10  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
30

Calvert
Short Duration Income Fund
March 31, 2023
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
Theodore H. Eliopoulos*(1)
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
Anthony A. Williams
*Interested Trustee and President
(1)Mr. Eliopoulos began serving as Trustee effective December 30, 2022.
31

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

32

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
33

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
34

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24180     3.31.23

Calvert
Ultra-Short Duration Income Fund
Semiannual Report
March 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2023
Calvert
Ultra-Short Duration Income Fund

Calvert
Ultra-Short Duration Income Fund
March 31, 2023
Performance

Portfolio Manager(s) Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/31/2006	10/31/2006	2.48%	1.95%	1.28%	1.11%
Class I at NAV	01/31/2014	10/31/2006	2.50	2.20	1.53	1.38
Class R6 at NAV	10/03/2017	10/31/2006	2.63	2.34	1.56	1.40

Bloomberg 9-12 Months Short Treasury Index	—	—	2.00%	1.45%	1.40%	0.93%

% Total Annual Operating Expense Ratios[3]	Class A	Class I	Class R6
Gross	0.75%	0.50%	0.46%
Net	0.72	0.47	0.43
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Ultra-Short Duration Income Fund
March 31, 2023
Fund Profile

Asset Allocation (% of total investments)

Credit Quality (% of net assets)[1]

Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”)), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of an issuance based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P, Fitch or Kroll (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
3

Calvert
Ultra-Short Duration Income Fund
March 31, 2023
Endnotes and Additional Disclosures

[1]	Bloomberg 9-12 Months Short Treasury Index measures the performance of U.S. Treasury bills, notes, and bonds with a maturity between nine and twelve months. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Class A, Class I and Class R6 shares are offered at net asset value (NAV). Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A and the performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Calvert
Ultra-Short Duration Income Fund
March 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/22)	Ending Account Value (3/31/23)	Expenses Paid During Period* (10/1/22 – 3/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,024.80	$3.63 **	0.72%
Class I	$1,000.00	$1,025.00	$2.37 **	0.47%
Class R6	$1,000.00	$1,026.30	$2.12 **	0.42%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.34	$3.63 **	0.72%
Class I	$1,000.00	$1,022.59	$2.37 **	0.47%
Class R6	$1,000.00	$1,022.84	$2.12 **	0.42%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2022.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
Ultra-Short Duration Income Fund
March 31, 2023
Schedule of Investments (Unaudited)

Asset-Backed Securities — 14.2%

Security	Principal Amount (000's omitted)	Value
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class A3, 0.53%, 6/18/25	$1,507	$ 1,491,567
Amur Equipment Finance Receivables IX, LLC, Series 2021-1A, Class A2, 0.75%, 11/20/26(1)	1,670	1,621,396
Avant Loans Funding Trust, Series 2021-REV1, Class B, 1.64%, 7/15/30(1)	4,310	4,078,275
BHG Securitization Trust:
Series 2021-B, Class A, 0.90%, 10/17/34(1)	3,943	3,757,948
Series 2022-B, Class A, 3.75%, 6/18/35(1)	1,172	1,153,164
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23%, 1/15/26	1,200	1,199,047
Chesapeake Funding II, LLC, Series 2020-1A, Class A2, 5.334%, (1 mo. USD LIBOR + 0.65%), 8/15/32(1)(2)	376	375,818
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	3,457	2,663,076
Conn's Receivables Funding, LLC:
Series 2021-A, Class C, 4.59%, 5/15/26(1)	7,262	7,030,915
Series 2022-A, Class A, 5.87%, 12/15/26(1)	2,221	2,219,111
Consumer Loan Underlying Bond (CLUB) Credit Trust, Series 2020-P1, Class C, 4.61%, 3/15/28(1)	685	670,696
Crossroads Asset Trust, Series 2021-A, Class A2, 0.82%, 3/20/24(1)	21	21,379
Donlen Fleet Lease Funding 2, LLC, Series 2021-2, Class A1, 5.09%, (1 mo. USD LIBOR + 0.33%), 12/11/34(1)(2)	1,803	1,796,731
Enterprise Fleet Financing, LLC, Series 2023-1, Class A1, 5.33%, 3/20/24(1)	7,610	7,613,149
Ford Credit Auto Lease Trust, Series 2023-A, Class A2A, 5.19%, 6/15/25	750	748,940
Ford Credit Auto Owner Trust, Series 2022-C, Class A2A, 4.52%, 4/15/25	1,865	1,858,683
Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.74%, 2/25/39(1)	695	656,053
JPMorgan Chase Bank, NA:
Series 2021-2, Class B, 0.889%, 12/26/28(1)	792	763,640
Series 2021-3, Class B, 0.76%, 2/26/29(1)	1,140	1,082,026
Series 2021-3, Class C, 0.86%, 2/26/29(1)	1,274	1,206,515
Series 2021-3, Class D, 1.009%, 2/26/29(1)	509	479,569
LAD Auto Receivables Trust, Series 2023-1A, Class A2, 5.68%, 10/15/26(1)	2,975	2,971,319
Lendingpoint Asset Securitization Trust:
Series 2022-A, Class A, 1.68%, 6/15/29(1)	1,382	1,373,630
Series 2022-C, Class A, 6.56%, 2/15/30(1)	8,024	7,999,248
LL ABS Trust:
Series 2021-1A, Class A, 1.07%, 5/15/29(1)	426	413,715
Series 2022-1A, Class A, 3.76%, 11/15/29(1)	3,709	3,647,060
Marlette Funding Trust:
Series 2019-4A, Class C, 3.76%, 12/17/29(1)	1,251	1,232,705
Security	Principal Amount (000's omitted)	Value
Marlette Funding Trust: (continued)
Series 2021-3A, Class A, 0.65%, 12/15/31(1)	$458	$ 454,647
Series 2023-1A, Class A, 6.07%, 4/15/33(1)	6,600	6,598,512
MVW, LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	160	146,408
Octane Receivables Trust:
Series 2021-2A, Class A, 1.21%, 9/20/28(1)	1,365	1,311,243
Series 2023-1A, Class A, 5.87%, 5/21/29(1)	1,560	1,564,130
OneMain Financial Issuance Trust, Series 2020-1A, Class B, 4.83%, 5/14/32(1)	1,991	1,967,646
Oportun Funding, LLC, Series 2022-1, Class A, 3.25%, 6/15/29(1)	6,148	6,034,730
Oportun Issuance Trust, Series 2022-3, Class A, 7.451%, 1/8/30(1)	4,816	4,829,845
Pagaya AI Debt Selection Trust:
Series 2021-1, Class A, 1.18%, 11/15/27(1)	1,671	1,657,095
Series 2021-2, 3.00%, 1/25/29(1)	1,524	1,454,931
Series 2021-3, Class A, 1.15%, 5/15/29(1)	2,173	2,134,489
Series 2021-5, Class A, 1.53%, 8/15/29(1)	1,853	1,807,454
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	1,546	1,466,179
Prodigy Finance CM DAC, Series 2021-1A, Class A, 6.095%, (1 mo. USD LIBOR + 1.25%), 7/25/51(1)(2)	2,102	2,051,141
Prosper Marketplace Issuance Trust, Series 2019-4A, Class C, 4.95%, 2/17/26(1)	1,181	1,167,414
Purchasing Power Funding, LLC, Series 2021-A, Class A, 1.57%, 10/15/25(1)	5,740	5,613,051
SoFi Consumer Loan Program Trust:
Series 2022-1S, Class A, 6.21%, 4/15/31(1)	6,037	6,042,052
Series 2023-1S, Class A, 5.81%, 5/15/31(1)	2,355	2,357,585
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	2,174	1,980,814
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	19	18,697
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	952	871,149
Theorem Funding Trust, Series 2022-3A, Class A, 7.60%, 4/15/29(1)	6,085	6,134,334
Upstart Pass-Through Trust, Series 2020-ST2, Class A, 3.50%, 3/20/28(1)	3,003	2,955,339
Upstart Securitization Trust:
Series 2020-1, Class C, 4.899%, 4/22/30(1)	1,233	1,218,728
Series 2021-3, Class A, 0.83%, 7/20/31(1)	396	389,895
Series 2021-4, Class A, 0.84%, 9/20/31(1)	1,955	1,909,041
Series 2021-5 , Class A, 1.31%, 11/20/31(1)	523	509,317
Vantage Data Centers Issuer, LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	4,955	4,203,398

6
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Verizon Owner Trust, Series 2020-2A, Class A1B, 5.031%, (1 mo. USD LIBOR + 0.27%), 7/22/24(2)	$404	$ 404,247
Total Asset-Backed Securities (identified cost $132,375,515)		$129,378,886

Collateralized Mortgage Obligations — 3.3%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 6.31%, (30-day average SOFR + 1.75%), 3/25/31(1)(2)	$1,447	$ 1,443,680
Series 2021-1A, Class M1B, 6.76%, (30-day average SOFR + 2.20%), 3/25/31(1)(2)	1,500	1,487,689
Series 2021-2A, Class M1A, 5.76%, (30-day average SOFR + 1.20%), 6/25/31(1)(2)	3,997	3,950,626
Series 2021-3A, Class M1A, 5.56%, (30-day average SOFR + 1.00%), 9/25/31(1)(2)	3,106	3,067,394
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2018-DNA1, Class M2AT, 5.895%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	413	414,067
Series 2019-DNA4, Class M2, 6.795%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(2)	137	137,559
Series 2021-DNA3, Class M1, 5.31%, (30-day average SOFR + 0.75%), 10/25/33(1)(2)	627	624,977
Series 2022-DNA2, Class M1A, 5.86%, (30-day average SOFR + 1.30%), 2/25/42(1)(2)	4,185	4,157,616
Series 2022-HQA1, Class M1A, 6.66%, (30-day average SOFR + 2.10%), 3/25/42(1)(2)	1,891	1,901,337
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C03, Class 2M2, 7.745%, (1 mo. USD LIBOR + 2.90%), 7/25/24(2)	20	20,683
Series 2014-C04, Class 1M2, 9.745%, (1 mo. USD LIBOR + 4.90%), 11/25/24(2)	4,152	4,340,532
Series 2019-R02, Class 1M2, 7.145%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(2)	89	89,234
Series 2019-R06, Class 2B1, 8.595%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(2)	1,698	1,661,684
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 7.695%, (1 mo. USD LIBOR + 2.85%), 2/25/25(1)(2)	2,628	2,638,787
RESIMAC Bastille Trust:
Series 2018-1NCA, Class A1, 5.551%, (1 mo. USD LIBOR + 0.85%), 12/5/59(1)(2)	54	53,665
Series 2021-2NCA, Class A1B, 5.30%, (SOFR + 0.74%), 2/3/53(1)(2)	2,938	2,910,060
RESIMAC Premier Trust, Series 2020-1A, Class A1A, 5.759%, (1 mo. USD LIBOR + 1.05%), 2/7/52(1)(2)	901	898,606
Total Collateralized Mortgage Obligations (identified cost $29,973,622)		$ 29,798,196

Commercial Mortgage-Backed Securities — 6.6%

Security	Principal Amount (000's omitted)	Value
BBCMS Mortgage Trust:
Series 2017-DELC, Class A, 5.659%, (1 mo. USD LIBOR + 0.975%), 8/15/36(1)(2)	$4,321	$ 4,279,871
Series 2017-DELC, Class B, 5.839%, (1 mo. USD LIBOR + 1.155%), 8/15/36(1)(2)	5,000	4,946,521
Series 2017-DELC, Class C, 6.009%, (1 mo. USD LIBOR + 1.33%), 8/15/36(1)(2)	2,075	2,056,870
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 5.862%, (1 mo. SOFR + 1.034%), 10/15/36(1)(2)	11,477	11,353,945
Series 2021-VOLT, Class B, 5.634%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(2)	4,129	3,924,861
Series 2021-VOLT, Class C, 5.784%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(2)	1,908	1,801,431
Series 2021-VOLT, Class D, 6.334%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(2)	1,427	1,345,101
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, 5.754%, (1 mo. USD LIBOR + 1.07%), 12/15/37(1)(2)	2,000	1,977,469
Extended Stay America Trust:
Series 2021-ESH, Class A, 5.765%, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(2)	7,408	7,191,895
Series 2021-ESH, Class B, 6.065%, (1 mo. USD LIBOR + 1.38%), 7/15/38(1)(2)	3,127	3,034,092
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M7, 6.795%, (1 mo. USD LIBOR + 1.95%), 3/25/50(1)(2)	674	651,205
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 5.834%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(2)	3,132	3,058,043
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 6.334%, (1 mo. USD LIBOR + 1.65%), 5/15/36(1)(2)(3)	5,629	5,467,378
VMC Finance, LLC, Series 2021-HT1, Class A, 6.411%, (1 mo. USD LIBOR + 1.65%), 1/18/37(1)(2)	9,042	8,799,698
Total Commercial Mortgage-Backed Securities (identified cost $61,134,233)		$ 59,888,380

Corporate Bonds — 56.4%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.7%
Celanese US Holdings, LLC, 5.90%, 7/5/24	$6,385	$ 6,390,295
		$ 6,390,295
Communications — 3.3%
AT&T, Inc., 0.90%, 3/25/24	$4,500	$ 4,305,822
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	7,010	6,633,142
Rogers Communications, Inc., 4.10%, 10/1/23	6,500	6,452,494

7
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Communications (continued)
Sprint, LLC, 7.875%, 9/15/23	$8,000	$ 8,066,352
Verizon Communications, Inc., 5.34%, (SOFR + 0.50%), 3/22/24(2)	5,000	4,991,458
		$ 30,449,268
Consumer, Cyclical — 6.6%
Brunswick Corp., 0.85%, 8/18/24	$3,575	$ 3,340,684
Daimler Trucks Finance North America, LLC:
5.302%, (SOFR + 0.50%), 6/14/23(1)(2)	3,000	2,996,252
5.422%, (SOFR + 0.60%), 12/14/23(1)(2)	7,500	7,424,365
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.50%, 10/20/25(1)	6,589	6,482,485
General Motors Financial Co., Inc.:
5.201%, (SOFR + 0.62%), 10/15/24(2)	11,698	11,524,985
5.841%, (SOFR + 1.30%), 4/7/25(2)	1,908	1,895,865
Genuine Parts Co., 1.75%, 2/1/25	846	799,674
Hyatt Hotels Corp., 1.30%, 10/1/23	7,349	7,195,616
Nordstrom, Inc., 2.30%, 4/8/24	1,572	1,503,335
Warnermedia Holdings, Inc.:
3.428%, 3/15/24(1)	8,000	7,818,452
6.412%, 3/15/26	3,659	3,678,583
6.599%, (SOFR + 1.78%), 3/15/24(1)(2)	5,750	5,769,865
		$ 60,430,161
Consumer, Non-cyclical — 4.9%
Baxter International, Inc.:
5.038%, (SOFR + 0.26%), 12/1/23(2)	$3,000	$ 2,980,396
5.207%, (SOFR + 0.44%), 11/29/24(2)	3,000	2,950,262
Centene Corp., 4.25%, 12/15/27	5,500	5,304,530
CVS Health Corp., 4.00%, 12/5/23	5,000	4,966,256
JDE Peet's NV, 0.80%, 9/24/24(1)	7,000	6,526,766
PerkinElmer, Inc., 0.85%, 9/15/24	7,017	6,590,840
Royalty Pharma PLC, 0.75%, 9/2/23	2,500	2,438,054
Thermo Fisher Scientific, Inc.:
4.937%, (SOFR + 0.35%), 4/18/23(2)	5,375	5,374,696
5.117%, (SOFR + 0.53%), 10/18/24(2)	1,765	1,753,891
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	6,200	5,862,627
		$ 44,748,318
Energy — 0.2%
NuStar Logistics, L.P., 5.75%, 10/1/25	$1,404	$ 1,367,081
		$ 1,367,081
Financial — 35.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 10/29/24	$3,000	$ 2,797,108
5.529%, (SOFR + 0.68%), 9/29/23(2)	7,000	6,936,981
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Ally Financial, Inc., 1.45%, 10/2/23	$13,000	$ 12,566,629
Assurant, Inc., 6.10%, 2/27/26	1,425	1,454,161
Aviation Capital Group, LLC, 4.375%, 1/30/24(1)	5,000	4,863,513
Banco Santander S.A., 5.147%, 8/18/25	3,000	2,947,530
Bank of America Corp.:
5.366%, (SOFR + 0.66%), 2/4/25(2)	11,000	10,882,385
5.378%, (SOFR + 0.73%), 10/24/24(2)	13,800	13,677,988
5.753%, (SOFR + 1.10%), 4/25/25(2)	5,055	5,042,928
Bank of Ireland Group PLC, 2.029% to 9/30/26, 9/30/27(1)(4)	10,000	8,663,516
Bank of Montreal:
5.149%, (SOFR + 0.35%), 12/8/23(2)	4,200	4,182,648
5.509%, (SOFR + 0.71%), 3/8/24(2)	4,000	3,991,373
Bank of Nova Scotia (The):
0.55%, 9/15/23	2,600	2,543,340
5.026%, (SOFR + 0.44%), 4/15/24(2)	5,000	4,975,077
5.369%, (SOFR + 0.55%), 9/15/23(2)	8,500	8,495,321
BBVA Bancomer S.A./Texas, 1.875%, 9/18/25(1)	1,718	1,569,402
Boston Properties, L.P., 3.80%, 2/1/24	1,300	1,252,752
BPCE S.A., 5.148%, (SOFR + 0.57%), 1/14/25(1)(2)	4,000	3,955,191
Canadian Imperial Bank of Commerce, 5.18%, (SOFR + 0.34%), 6/22/23(2)	5,000	4,997,925
Capital One Financial Corp.:
2.60%, 5/11/23	8,000	7,968,387
5.489%, (SOFR + 0.69%), 12/6/24(2)	12,000	11,743,527
Charles Schwab Corp. (The), 5.327%, (SOFR + 0.50%), 3/18/24(2)	5,297	5,229,844
Citigroup, Inc.:
1.678% to 5/15/23, 5/15/24(4)	3,723	3,707,910
5.33%, (SOFR + 0.69%), 1/25/26(2)(5)	2,778	2,724,028
5.339%, (SOFR + 0.67%), 5/1/25(2)	4,618	4,559,298
Corebridge Global Funding, 0.80%, 7/7/23(1)	3,000	2,964,377
Credit Agricole S.A., 1.247% to 1/26/26, 1/26/27(1)(4)	1,968	1,759,351
Discover Bank, 4.20%, 8/8/23	8,385	8,309,243
Fifth Third Bancorp, 3.65%, 1/25/24	4,860	4,743,580
Five Corners Funding Trust, 4.419%, 11/15/23(1)	3,000	2,981,800
GA Global Funding Trust:
5.308%, (SOFR + 0.50%), 9/13/24(1)(2)	5,000	4,863,648
5.913%, (SOFR + 1.36%), 4/11/25(1)(2)	5,000	4,865,987
Goldman Sachs Group, Inc. (The):
5.108%, (SOFR + 0.49%), 10/21/24(2)	8,000	7,918,306
6.209%, (SOFR + 1.39%), 3/15/24(2)	10,200	10,228,320
HAT Holdings I, LLC/HAT Holdings II, LLC, 6.00%, 4/15/25(1)	3,000	2,885,266
HSBC Holdings PLC:
0.732% to 8/17/23, 8/17/24(4)	6,876	6,734,759
3.60%, 5/25/23	1,500	1,492,201

8
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Intesa Sanpaolo SpA, 5.25%, 1/12/24	$6,000	$ 5,975,535
JPMorgan Chase & Co.:
5.679%, (SOFR + 0.92%), 2/24/26(2)	14,000	13,917,320
5.968%, (SOFR + 1.32%), 4/26/26(2)	4,375	4,360,535
Lincoln National Corp., 4.00%, 9/1/23	8,000	7,970,489
Marsh & McLennan Cos., Inc., 3.875%, 3/15/24	4,500	4,437,815
National Bank of Canada, 0.55% to 11/15/23, 11/15/24(4)	3,752	3,640,810
Nationwide Building Society, 0.55%, 1/22/24(1)	9,000	8,669,583
Newmark Group, Inc., 6.125%, 11/15/23	5,950	5,903,867
PNC Financial Services Group, Inc. (The), 3.90%, 4/29/24	5,000	4,897,036
Pricoa Global Funding I, 3.45%, 9/1/23(1)	3,000	2,976,160
Radian Group, Inc.:
4.50%, 10/1/24	2,000	1,932,350
6.625%, 3/15/25	4,100	4,086,552
Skandinaviska Enskilda Banken AB, 0.55%, 9/1/23(1)	1,900	1,860,737
Standard Chartered PLC, 5.683%, (SOFR + 0.93%), 11/23/25(1)(2)	4,000	3,926,175
State Street Corp., 3.70%, 11/20/23	4,875	4,816,229
Swedbank AB, 1.30%, 6/2/23(1)	2,500	2,479,764
Synchrony Bank, 5.40%, 8/22/25	3,175	2,980,703
Synchrony Financial, 4.25%, 8/15/24	3,000	2,837,576
Toronto-Dominion Bank (The), 0.30%, 6/2/23	10,000	9,916,035
Truist Financial Corp., 5.202%, (SOFR + 0.40%), 6/9/25(2)	4,500	4,310,389
UBS AG, 5.098%, (SOFR + 0.32%), 6/1/23(1)(2)	4,000	3,995,928
UniCredit SpA, 7.83%, 12/4/23(1)	11,650	11,758,085
Wells Fargo & Co., 5.956%, (SOFR + 1.32%), 4/25/26(2)	5,000	4,996,952
		$324,122,225
Industrial — 0.7%
Penske Truck Leasing Co., LP/PTL Finance Corp., 4.125%, 8/1/23(1)	$850	$ 845,313
TD SYNNEX Corp., 1.25%, 8/9/24	2,778	2,600,686
Teledyne Technologics, Inc., 0.95%, 4/1/24	3,000	2,876,377
		$ 6,322,376
Technology — 2.3%
Hewlett Packard Enterprise Co., 5.90%, 10/1/24	$3,545	$ 3,590,782
Kyndryl Holdings, Inc., 2.05%, 10/15/26	1,703	1,480,990
NXP B.V./NXP Funding, LLC, 4.875%, 3/1/24	2,866	2,845,439
Seagate HDD Cayman, 4.75%, 6/1/23	2,740	2,729,890
SK Hynix, Inc., 1.50%, 1/19/26(1)	4,000	3,556,123
Take-Two Interactive Software, Inc., 3.30%, 3/28/24	5,546	5,426,204
VMware, Inc., 0.60%, 8/15/23	1,786	1,752,599
		$ 21,382,027
Security	Principal Amount (000’s omitted)	Value
Utilities — 2.1%
NextEra Energy Capital Holdings, Inc.:
5.092%, (SOFR + 0.40%), 11/3/23(2)	$10,000	$ 9,945,716
6.051%, 3/1/25	2,998	3,051,426
Southern California Gas Co., 5.488%, (3 mo. USD LIBOR + 0.35%), 9/14/23(2)	5,799	5,759,071
		$ 18,756,213
Total Corporate Bonds (identified cost $521,034,260)		$513,967,964

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(6)(7)	$1,000	$ 958,550
Total High Social Impact Investments (identified cost $1,000,000)		$ 958,550

Senior Floating-Rate Loans — 0.3%(8)

Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services — 0.3%
CenturyLink, Inc., Term Loan, 7.172%, (SOFR + 2.25%), 3/15/27	$1,972	$ 1,312,787
UPC Financing Partnership, Term Loan, 7.609%, (1 mo. USD LIBOR + 2.93%), 1/31/29	1,500	1,480,125
Total Senior Floating-Rate Loans (identified cost $3,446,249)		$ 2,792,912

Taxable Municipal Obligations — 0.5%

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.5%
Massachusetts, Special Obligation Bonds, Social Bonds, 3.564%, 7/15/23	$4,400	$ 4,385,612
Total Taxable Municipal Obligations (identified cost $4,400,000)		$ 4,385,612

9
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

U.S. Treasury Obligations — 12.7%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds, 6.25%, 8/15/23	$17,000	$ 17,095,939
U.S. Treasury Notes:
0.25%, 11/15/23	26,500	25,773,060
0.50%, 11/30/23	10,000	9,725,704
0.75%, 12/31/23	10,000	9,707,774
2.125%, 11/30/23	14,172	13,934,403
2.25%, 12/31/23	10,000	9,819,496
2.75%, 11/15/23(5)	16,991	16,778,453
2.875%, 9/30/23	13,250	13,134,896
Total U.S. Treasury Obligations (identified cost $115,950,486)		$115,969,725

Short-Term Investments — 6.6%
Affiliated Fund — 1.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(9)	11,184,810	$ 11,184,810
Total Affiliated Fund (identified cost $11,184,810)		$ 11,184,810
Commercial Paper — 4.1%
Security	Principal Amount (000's omitted)	Value
General Motors Financial Co., Inc.:
5.175%, 4/3/23(10)(11)	$10,000	$ 9,995,512
5.347%, 5/8/23(10)(11)	10,000	9,940,076
Harley-Davidson Financial Services, Inc., 5.557%, 4/5/23(10)(11)	8,000	7,994,228
HSBC USA, Inc., 5.483%, 10/24/23(10)(11)	4,900	4,749,996
Rogers Communications, Inc., 5.882%, 6/27/23(10)(11)	4,870	4,804,407
Total Commercial Paper (identified cost $37,496,016)		$ 37,484,219

Securities Lending Collateral — 1.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(12)	11,026,600	$ 11,026,600
Total Securities Lending Collateral (identified cost $11,026,600)		$ 11,026,600
Total Short-Term Investments (identified cost $59,707,426)		$ 59,695,629
Total Investments — 100.7% (identified cost $929,021,791)		$916,835,854

Other Assets, Less Liabilities — (0.7)%	$ (6,076,350)
Net Assets — 100.0%	$ 910,759,504

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2023, the aggregate value of these securities is $331,678,942 or 36.4% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2023.
(3)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 8).
(4)	Security converts to variable rate after the indicated fixed-rate coupon period.
(5)	All or a portion of this security was on loan at March 31, 2023. The aggregate market value of securities on loan at March 31, 2023 was $10,692,750.
(6)	May be deemed to be an affiliated company (see Note 8).
(7)	Restricted security. Total market value of restricted securities amounts to $958,550, which represents 0.1% of the net assets of the Fund as of March 31, 2023.
(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

10
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.
(10)	Security exempt from registration under Section 4(2) of the Securities Act of 1933, as amended. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At March 31, 2023, the aggregate value of these securities is $37,484,219 representing 4.1% of the Fund’s net assets.
(11)	Rate shown is the discount rate at date of purchase.
(12)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	(44)	Short	6/30/23	$(9,083,938)	$ 28,114
U.S. 5-Year Treasury Note	(80)	Short	6/30/23	(8,760,625)	(142,310)
					$(114,196)
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$1,000,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
USD	– United States Dollar
11
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2023
Statement of Assets and Liabilities (Unaudited)

March 31, 2023
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $911,210,762) - including $10,692,750 of securities on loan	$ 899,225,116
Investments in securities of affiliated issuers, at value (identified cost $17,811,029)	17,610,738
Cash	1,158,157
Deposits at broker for futures contracts	271,500
Receivable for capital shares sold	18,987,622
Dividends and interest receivable	4,693,958
Dividends and interest receivable - affiliated	111,100
Securities lending income receivable	714
Receivable from affiliate	23,008
Trustees' deferred compensation plan	602,213
Total assets	$942,684,126
Liabilities
Payable for variation margin on open futures contracts	$ 24,304
Payable for investments purchased	17,362,619
Payable for capital shares redeemed	2,240,945
Distributions payable	138,674
Deposits for securities loaned	11,026,600
Payable to affiliates:
Investment advisory fee	191,585
Administrative fee	90,322
Distribution and service fees	53,329
Sub-transfer agency fee	6,440
Trustees' deferred compensation plan	602,213
Accrued expenses	187,591
Total liabilities	$ 31,924,622
Net Assets	$910,759,504
Sources of Net Assets
Paid-in capital	$ 944,679,343
Accumulated loss	(33,919,839)
Net Assets	$910,759,504
Class A Shares
Net Assets	$ 247,504,462
Shares Outstanding	25,406,049
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.74
Class I Shares
Net Assets	$ 523,203,719
Shares Outstanding	53,698,338
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.74
12
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2023
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2023
Class R6 Shares
Net Assets	$ 140,051,323
Shares Outstanding	14,383,045
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.74
13
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2023
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2023
Investment Income
Dividend income - affiliated issuers	$ 283,689
Interest and other income	17,821,808
Interest income - affiliated issuers	199,196
Securities lending income, net	2,825
Total investment income	$18,307,518
Expenses
Investment advisory fee	$ 1,082,212
Administrative fee	499,482
Distribution and service fees:
Class A	330,202
Trustees' fees and expenses	29,208
Custodian fees	6,788
Transfer agency fees and expenses	289,309
Accounting fees	93,473
Professional fees	28,902
Registration fees	46,540
Reports to shareholders	27,681
Miscellaneous	23,807
Total expenses	$ 2,457,604
Waiver and/or reimbursement of expenses by affiliate	$ (198,261)
Net expenses	$ 2,259,343
Net investment income	$16,048,175
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (2,862,369)
Investment securities - affiliated issuers	2,631
Futures contracts	470,592
Net realized loss	$ (2,389,146)
Change in unrealized appreciation (depreciation):
Investment securities	$ 7,250,024
Investment securities - affiliated issuers	150,077
Futures contracts	(489,498)
Net change in unrealized appreciation (depreciation)	$ 6,910,603
Net realized and unrealized gain	$ 4,521,457
Net increase in net assets from operations	$20,569,632
14
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2023
Statements of Changes in Net Assets

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 16,048,175	$ 10,585,216
Net realized loss	(2,389,146)	(2,393,516)
Net change in unrealized appreciation (depreciation)	6,910,603	(21,973,959)
Net increase (decrease) in net assets from operations	$ 20,569,632	$ (13,782,259)
Distributions to shareholders:
Class A	$ (4,828,632)	$ (3,441,541)
Class I	(9,519,831)	(6,839,678)
Class R6	(1,652,866)	(1,286,476)
Total distributions to shareholders	$ (16,001,329)	$ (11,567,695)
Capital share transactions:
Class A	$ (36,039,258)	$ (40,932,392)
Class I	33,327,308	(105,082,655)
Class R6	54,406,374	4,708,653
Net increase (decrease) in net assets from capital share transactions	$ 51,694,424	$ (141,306,394)
Net increase (decrease) in net assets	$ 56,262,727	$ (166,656,348)
Net Assets
At beginning of period	$ 854,496,777	$1,021,153,125
At end of period	$910,759,504	$ 854,496,777
15
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2023
Financial Highlights

	Class A
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018 (1)
Net asset value — Beginning of period	$ 9.68	$ 9.94	$ 9.86	$ 9.98	$ 9.99	$ 10.01
Income (Loss) From Operations
Net investment income(2)	$ 0.18	$ 0.09	$ 0.06	$ 0.15	$ 0.24	$ 0.17
Net realized and unrealized gain (loss)	0.06	(0.24)	0.09	(0.12)	— (3)	(0.01)
Total income (loss) from operations	$ 0.24	$ (0.15)	$ 0.15	$ 0.03	$ 0.24	$ 0.16
Less Distributions
From net investment income	$ (0.18)	$ (0.11)	$ (0.07)	$ (0.15)	$ (0.25)	$ (0.18)
From net realized gain	—	—	—	—	—	— (4)
Total distributions	$ (0.18)	$ (0.11)	$ (0.07)	$ (0.15)	$ (0.25)	$ (0.18)
Net asset value — End of period	$ 9.74	$ 9.68	$ 9.94	$ 9.86	$ 9.98	$ 9.99
Total Return(5)	2.48% (6)	(1.56)%	1.55%	0.35%	2.46%	1.65%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$247,504	$281,960	$331,648	$296,786	$311,980	$378,257
Ratios (as a percentage of average daily net assets):(7)
Total expenses	0.77% (8)	0.75%	0.76%	0.76%	0.79%	0.77%
Net expenses	0.72% (8)(9)	0.72% (9)	0.72%	0.72%	0.74%	0.77%
Net investment income	3.67% (8)	0.93%	0.58%	1.48%	2.44%	1.73%
Portfolio Turnover	21% (6)	78%	92% (10)	128% (10)	85%	105%

(1)	Per share data reflects a 1.5615-for-1 share split effective June 15, 2018.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.005.
(4)	Amount is less than $(0.005).
(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(6)	Not annualized.
(7)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(8)	Annualized.
(9)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
(10)	Includes the effect of To Be Announced (TBA) transactions.
16
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2023
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018 (1)
Net asset value — Beginning of period	$ 9.69	$ 9.94	$ 9.86	$ 9.98	$ 9.99	$ 10.01
Income (Loss) From Operations
Net investment income(2)	$ 0.19	$ 0.12	$ 0.08	$ 0.17	$ 0.27	$ 0.21
Net realized and unrealized gain (loss)	0.05	(0.24)	0.10	(0.11)	— (3)	(0.03)
Total income (loss) from operations	$ 0.24	$ (0.12)	$ 0.18	$ 0.06	$ 0.27	$ 0.18
Less Distributions
From net investment income	$ (0.19)	$ (0.13)	$ (0.10)	$ (0.18)	$ (0.28)	$ (0.20)
From net realized gain	—	—	—	—	—	— (4)
Total distributions	$ (0.19)	$ (0.13)	$ (0.10)	$ (0.18)	$ (0.28)	$ (0.20)
Net asset value — End of period	$ 9.74	$ 9.69	$ 9.94	$ 9.86	$ 9.98	$ 9.99
Total Return(5)	2.50% (6)	(1.21)%	1.80%	0.60%	2.75%	1.89%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$523,204	$487,115	$605,831	$490,798	$576,065	$540,507
Ratios (as a percentage of average daily net assets):(7)
Total expenses	0.52% (8)	0.51%	0.51%	0.51%	0.54%	0.53%
Net expenses	0.47% (8)(9)	0.47% (9)	0.47%	0.47%	0.48%	0.50%
Net investment income	3.93% (8)	1.19%	0.82%	1.75%	2.70%	2.10%
Portfolio Turnover	21% (6)	78%	92% (10)	128% (10)	85%	105%

(1)	Per share data reflects a 1.5625-for-1 share split effective June 15, 2018.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.005.
(4)	Amount is less than $(0.005).
(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(6)	Not annualized.
(7)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(8)	Annualized.
(9)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
(10)	Includes the effect of To Be Announced (TBA) transactions.
17
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2023
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,				Period Ended September 30, 2018(1)(2)
		2022	2021	2020	2019
Net asset value — Beginning of period	$ 9.68	$ 9.93	$ 9.86	$ 9.98	$ 9.99	$ 10.01
Income (Loss) From Operations
Net investment income(3)	$ 0.20	$ 0.12	$ 0.08	$ 0.18	$ 0.27	$ 0.21
Net realized and unrealized gain (loss)	0.05	(0.24)	0.09	(0.12)	— (4)	(0.02)
Total income (loss) from operations	$ 0.25	$ (0.12)	$ 0.17	$ 0.06	$ 0.27	$ 0.19
Less Distributions
From net investment income	$ (0.19)	$ (0.13)	$ (0.10)	$ (0.18)	$ (0.28)	$ (0.21)
From net realized gain	—	—	—	—	—	— (5)
Total distributions	$ (0.19)	$ (0.13)	$ (0.10)	$ (0.18)	$ (0.28)	$ (0.21)
Net asset value — End of period	$ 9.74	$ 9.68	$ 9.93	$ 9.86	$ 9.98	$ 9.99
Total Return(6)	2.63% (7)	(1.17)%	1.75%	0.64%	2.76%	1.90% (7)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$140,051	$85,422	$83,675	$34,944	$50,650	$17,570
Ratios (as a percentage of average daily net assets):(8)
Total expenses	0.47% (9)	0.46%	0.46%	0.47%	0.50%	0.48% (9)
Net expenses	0.42% (9)(10)	0.43% (10)	0.43%	0.43%	0.44%	0.48% (9)
Net investment income	4.03% (9)	1.22%	0.82%	1.85%	2.72%	2.07% (9)
Portfolio Turnover	21% (7)	78%	92% (11)	128% (11)	85%	105% (12)

(1)	Per share data reflects a 1.5629-for-1 share split on June 15, 2018.
(2)	For the period from the commencement of operations, October 3, 2017, to September 30, 2018.
(3)	Computed using average shares outstanding.
(4)	Amount is less than $0.005.
(5)	Amount is less than $(0.005).
(6)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(7)	Not annualized.
(8)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(9)	Annualized.
(10)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
(11)	Includes the effect of To Be Announced (TBA) transactions.
(12)	For the year ended September 30, 2018.
18
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Ultra-Short Duration Income Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities. The Fund invests primarily in investment grade, U.S. dollar denominated debt securities.
The Fund offers three classes of shares. Class A shares are sold at net asset value and are not subject to a sales charge. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
19

Calvert
Ultra-Short Duration Income Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 129,378,886	$ —	$ 129,378,886
Collateralized Mortgage Obligations	—	29,798,196	—	29,798,196
Commercial Mortgage-Backed Securities	—	59,888,380	—	59,888,380
Corporate Bonds	—	513,967,964	—	513,967,964
High Social Impact Investments	—	958,550	—	958,550
Senior Floating-Rate Loans	—	2,792,912	—	2,792,912
Taxable Municipal Obligations	—	4,385,612	—	4,385,612
U.S. Treasury Obligations	—	115,969,725	—	115,969,725
Short-Term Investments:
Affiliated Fund	11,184,810	—	—	11,184,810
Commercial Paper	—	37,484,219	—	37,484,219
Securities Lending Collateral	11,026,600	—	—	11,026,600
Total Investments	$22,211,410	$894,624,444	$ —	$916,835,854
Futures Contracts	$ 28,114	$ —	$ —	$ 28,114
Total	$22,239,524	$894,624,444	$ —	$916,863,968
Liability Description
Futures Contracts	$ (142,310)	$ —	$ —	$ (142,310)
Total	$ (142,310)	$ —	$ —	$ (142,310)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
E  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market
20

Calvert
Ultra-Short Duration Income Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
F  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
G  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
H  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
K  Interim Financial Statements— The interim financial statements relating to March 31, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to and including $1 billion	0.260%
Over $1 billion	0.250%
For the six months ended March 31, 2023, the investment advisory fee amounted to $1,082,212 or 0.26% (annualized) of the Fund’s average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2023, the investment advisory fee paid was reduced by $13,489 relating to the Fund’s investment in the Liquidity Fund.
21

Calvert
Ultra-Short Duration Income Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.72%, 0.47% and 0.43% for Class A, Class I and Class R6, respectively, of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2024. For the six months ended March 31, 2023, CRM waived or reimbursed expenses of $184,772.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2023, CRM was paid administrative fees of $499,482.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2023 amounted to $330,202 for Class A shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2023, sub-transfer agency fees and expenses incurred to EVM amounted to $19,095 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 ($30,000 prior to January 1, 2023) annual fee, Committee chairs receive an additional $15,000 ($6,000 prior to January 1, 2023) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2023, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities, paydowns and principal repayments on senior floating-rate loans, were $129,786,991 and $237,899,372, respectively. There were no purchases of U.S. government and agency securities. Sales of U.S. government and agency securities, including maturities and paydowns, were $4,046,975.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $18,502,279 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2022, $11,147,496 are short-term and $7,354,783 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$929,366,176
Gross unrealized appreciation	$ 606,639
Gross unrealized depreciation	(13,251,157)
Net unrealized depreciation	$ (12,644,518)
22

Calvert
Ultra-Short Duration Income Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

5  Financial Instruments
A summary of futures contracts outstanding at March 31, 2023 is included in the Schedule of Investments. During the six months ended March 31, 2023, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At March 31, 2023, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Accumulated loss	$28,114 (1)	$(142,310) (1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2023 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ 470,592	$ (489,498)
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended March 31, 2023 was approximately $2,631,000 and $10,491,000, respectively.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2023, the total value of securities on loan, including accrued interest, was $10,805,266 and the total value of collateral received was $11,026,600, comprised of cash.
23

Calvert
Ultra-Short Duration Income Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2023.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$ 399,000	$ —	$ —	$ —	$ 399,000
U.S. Treasury Obligations	10,627,600	—	—	—	10,627,600
Total	$11,026,600	$ —	$ —	$ —	$11,026,600
The carrying amount of the liability for deposits for securities loaned at March 31, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2023.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2023. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2023.
8  Affiliated Investments
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM serves on the CIC Board. In addition, a director/trustee on the Fund Board serves as a director emeritus on the CIC Board.
In addition to the Notes, the Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At March 31, 2023, the value of the Fund's investment in the Notes and in issuers and funds that may be deemed to be affiliated was $17,610,738, which represents 1.9% of the Fund's net assets. Transactions in the Notes and such investments by the Fund for the six months ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 3.518%, (1 mo. USD LIBOR + 0.70%), 11/15/34	$12,102,189	$ —	$ (12,174,000)	$ 2,631	$ 69,179	$ —	$ 16,656	$ —
Series 2017-CLS, Class B, 3.668%, (1 mo. USD LIBOR + 0.85%), 11/15/34	11,614,402	—	(11,690,000)	—	75,598	—	16,675	—
Series 2019-BPR, Class A, 6.334%, (1 mo. USD LIBOR + 1.65%), 5/15/36	5,491,866	—	—	—	(24,490)	5,467,378	158,365	5,628,970
24

Calvert
Ultra-Short Duration Income Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$ 928,760	$ —	$ —	$ —	$ 29,790	$ 958,550	$ 7,500	$ 1,000,000
Short-Term Investments
Liquidity Fund	27,008,480	361,672,018	(377,495,688)	—	—	11,184,810	283,689	11,184,810
Total				$2,631	$150,077	$17,610,738	$482,885

(1)	Restricted security.
9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares were as follows:
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	826,459	$ 8,030,974	8,198,319	$ 81,004,552
Reinvestment of distributions	474,281	4,613,111	336,021	3,279,876
Shares redeemed	(5,009,093)	(48,683,343)	(12,793,212)	(125,216,820)
Net decrease	(3,708,353)	$ (36,039,258)	(4,258,872)	$ (40,932,392)
Class I
Shares sold	19,040,207	$ 185,271,138	29,346,462	$ 288,147,742
Reinvestment of distributions	908,255	8,834,940	631,345	6,168,815
Shares redeemed	(16,538,853)	(160,778,770)	(40,642,405)	(399,399,212)
Net increase (decrease)	3,409,609	$ 33,327,308	(10,664,598)	$(105,082,655)
Class R6
Shares sold	11,375,327	$ 110,772,854	13,364,970	$ 131,340,157
Reinvestment of distributions	169,732	1,651,465	131,759	1,286,331
Shares redeemed	(5,986,598)	(58,017,945)	(13,098,207)	(127,917,835)
Net increase	5,558,461	$ 54,406,374	398,522	$ 4,708,653
10  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
25

Calvert
Ultra-Short Duration Income Fund
March 31, 2023
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
Theodore H. Eliopoulos*(1)
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
Anthony A. Williams
*Interested Trustee and President
(1)Mr. Eliopoulos began serving as Trustee effective December 30, 2022.
26

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

27

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
28

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
29

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24184     3.31.23

Calvert
Mortgage Access Fund
Semiannual Report
March 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2023
Calvert
Mortgage Access Fund

Calvert
Mortgage Access Fund
March 31, 2023
Performance

Portfolio Manager(s) Andrew Szczurowski, CFA and Alexander Payne, CFA, each of Calvert Research and Management
% Cumulative Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	04/29/2022	04/29/2022	5.81%	—%	—%	3.30%
Class A with 3.25% Maximum Sales Charge	—	—	2.42	—	—	(0.09)
Class C at NAV	04/29/2022	04/29/2022	5.52	—	—	2.67
Class C with 1% Maximum Deferred Sales Charge	—	—	4.52	—	—	1.67
Class I at NAV	04/29/2022	04/29/2022	6.05	—	—	3.61
Class R6 at NAV	04/29/2022	04/29/2022	6.05	—	—	3.68

Bloomberg U.S. Mortgage Backed Securities Index	—	—	4.72%	(4.85)%	0.20%	(1.39)%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	1.59%	2.34%	1.34%	1.34%
Net	0.74	1.49	0.49	0.49
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Mortgage Access Fund
March 31, 2023
Fund Profile

Asset Allocation (% of total investments)
3

Calvert
Mortgage Access Fund
March 31, 2023
Endnotes and Additional Disclosures

[1]	Bloomberg U.S. Mortgage Backed Securities Index measures agency mortgage-backed pass-through securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Cumulative Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Cumulative Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance for periods of more than one year represents the average annual total return for such period.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Calvert
Mortgage Access Fund
March 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/22)	Ending Account Value (3/31/23)	Expenses Paid During Period* (10/1/22 – 3/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,058.10	$5.13 **	1.00%
Class C	$1,000.00	$1,055.20	$8.92 **	1.74%
Class I	$1,000.00	$1,060.50	$3.80 **	0.74%
Class R6	$1,000.00	$1,060.50	$3.80 **	0.74%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.95	$5.04 **	1.00%
Class C	$1,000.00	$1,016.26	$8.75 **	1.74%
Class I	$1,000.00	$1,021.24	$3.73 **	0.74%
Class R6	$1,000.00	$1,021.24	$3.73 **	0.74%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2022.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
Mortgage Access Fund
March 31, 2023
Schedule of Investments (Unaudited)

Collateralized Mortgage Obligations — 36.5%

Security	Principal Amount (000's omitted)	Value
Angel Oak Mortgage Trust, Series 2021-5, Class A2, 1.208%, 7/25/66(1)(2)	$75	$ 62,292
Angel Oak Mortgage Trust I, LLC, Series 2019-1, Class B1, 5.40%, 11/25/48(1)(2)	250	244,821
Bellemeade Re, Ltd., Series 2022-2, Class M1A, 8.568%, (30-day average SOFR + 4.00%), 9/27/32(1)(3)	500	499,560
BRAVO Residential Funding Trust:
Series 2021-NQM1, Class A3, 1.332%, 2/25/49(1)(2)	91	80,050
Series 2021-NQM3, Class A3, 1.956%, 4/25/60(1)(2)	133	119,710
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	485	431,910
CHNGE Mortgage Trust:
Series 2022-4, Class A1, 6.00% to 9/25/24, 10/25/57(1)(4)	931	927,783
Series 2022-NQM1, Class A3, 5.82% to 8/25/25, 6/25/67(1)(4)	97	94,322
Series 2022-NQM1, Class M1, 5.82% to 8/25/25, 6/25/67(1)(4)	500	464,045
Series 2023-1, Class A1, 7.065% to 2/25/26, 3/25/58(1)(4)	482	487,895
Deephaven Residential Mortgage Trust:
Series 2020-2, Class B2, 5.834%, 5/25/65(1)(2)	500	480,448
Series 2020-2, Class M1, 4.112%, 5/25/65(1)(2)	500	472,196
FARM Mortgage Trust:
Series 2022-1, Class B, 2.944%, 1/25/52(1)(2)	388	255,580
Series 2023-1, Class B, 3.032%, 3/25/52(1)(2)	495	307,753
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2019-HQA3, Class B2, 12.345%, (1 mo. USD LIBOR + 7.50%), 9/25/49(1)(3)	250	250,892
Federal National Mortgage Association, Series 2023-12, Class LW, 6.00%, 4/25/53	500	515,235
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R04, Class 2B1, 10.095%, (1 mo. USD LIBOR + 5.25%), 6/25/39(1)(3)	625	638,619
Series 2019-R06, Class 2B1, 8.595%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(3)	249	243,713
GCAT Trust:
Series 2022-NQM4, Class A3, 5.73% to 8/25/25, 8/25/67(1)(4)	95	93,555
Series 2022-NQM4, Class M1, 5.75%, 8/25/67(1)(2)	100	93,510
Series 2023-NQM2, Class A2, 6.243% to 2/25/26, 11/25/67(1)(4)	493	496,532
Government National Mortgage Association:
Series 2021-160, Class DI, 3.00%, 9/20/51(5)	632	97,347
Series 2022-126, Class AS, 0.298%, (3.69% - 30-day average SOFR), 7/20/52(5)(6)	881	16,485
Series 2022-173, Class S, 6.017%, (22.733% - 30-day average SOFR x 3.667), 10/20/52(6)	247	259,147
Series 2022-195, Class AS, 6.257%, (23.125% - 30-day average SOFR x 3.70), 11/20/52(6)	247	281,219
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2022-197, Class SW, 5.378%, (16.32% - 30-day average SOFR x 2.40), 11/20/52(6)	$247	$ 252,534
Series 2023-13, Class SA, 0.841%, (5.40% - 30-day average SOFR x 3.70), 1/20/53(5)(6)	1,992	54,900
Series 2023-19, Class SD, 1.741%, (6.30% - 30-day average SOFR), 2/20/53(5)(6)	998	54,027
Series 2023-22, Class ES, 1.741%, (6.30% - 30-day average SOFR), 2/20/53(5)(6)	997	55,999
Series 2023-24, Class SB, 0.591%, (5.15% - 30-day average SOFR), 2/20/53(5)(6)	1,994	62,165
Series 2023-24, Class SG, 1.741%, (6.30% - 30-day average SOFR), 2/20/53(5)(6)	1,000	56,161
Series 2023-38, Class LS, 1.742%, (6.30% - 30-day average SOFR), 3/20/53(5)(6)	1,000	59,349
Series 2023-47, Class HS, 1.74%, (6.30% - 30-day average SOFR), 3/20/53(5)(6)	350	20,772
Series 2023-47, Class SC, 1.69%, (6.25% - 30-day average SOFR), 3/20/53(5)(6)	500	28,177
New Residential Mortgage Loan Trust, Series 2021-NQM2R, Class M1, 2.201%, 10/25/58(1)(2)	130	111,448
NewRez Warehouse Securitization Trust, Series 2021-1, Class F, 10.095%, (1 mo. USD LIBOR + 5.25%), 5/25/55(1)(3)	217	212,590
PNMAC GMSR Issuer Trust, Series 2022-GT1, Class A, 8.81%, (30-day average SOFR + 4.25%), 5/25/27(1)(3)	500	500,548
Radnor RE, Ltd., Series 2022-1, Class M1A, 8.234%, (30-day average SOFR + 3.75%), 9/25/32(1)(3)	500	498,487
SG Residential Mortgage Trust, Series 2019-3, Class A1, 2.703%, 9/25/59(1)(2)	18	17,657
Total Collateralized Mortgage Obligations (identified cost $9,784,002)		$ 9,899,433

U.S. Government Agency Mortgage-Backed Securities — 92.6%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., Pool #QE9457, 5.00%, 9/1/52	$248	$ 248,509
Federal National Mortgage Association:
4.50%, 8/1/52	50	48,538
5.00%, with various maturities to 2052(7)	1,335	1,337,543
5.50%, 11/1/52	100	100,879
Government National Mortgage Association:
4.00%, with various maturities to 2052	1,094	1,057,743
4.50%, with various maturities to 2052	394	389,705
5.00%, with various maturities to 2052(7)	7,552	7,602,532
5.50%, with various maturities to 2062(7)	3,643	3,691,871
5.50%, 30-Year, TBA(8)	200	202,355
6.00%, with various maturities to 2053	1,370	1,416,079
6.00%, 30-Year, TBA(8)	1,550	1,579,510

6

Calvert
Mortgage Access Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
6.50%, with various maturities to 2063(7)	$3,393	$ 3,509,011
6.50%, 30-Year, TBA(8)	1,550	1,594,939
7.00%, with various maturities to 2062(7)	2,230	2,353,257
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $25,209,081)		$25,132,471

Short-Term Investments — 0.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(9)	158,354	$ 158,354
Total Short-Term Investments (identified cost $158,354)		$ 158,354
Total Investments — 129.7% (identified cost $35,151,437)		$35,190,258
Other Assets, Less Liabilities — (29.7)%		$ (8,067,464)
Net Assets — 100.0%		$ 27,122,794

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2023, the aggregate value of these securities is $8,085,916 or 29.8% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2023.
(3)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2023.
(4)	Step coupon security. Interest rate represents the rate in effect at March 31, 2023.
(5)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at March 31, 2023.
(7)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(8)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	18	Long	6/30/23	$1,971,140	$ 40,941
U.S. 10-Year Treasury Note	34	Long	6/21/23	3,907,344	131,193
					$172,134
7

Calvert
Mortgage Access Fund
March 31, 2023
Statement of Assets and Liabilities (Unaudited)

March 31, 2023
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $34,993,083)	$ 35,031,904
Investments in securities of affiliated issuers, at value (identified cost $158,354)	158,354
Receivable for variation margin on open futures contracts	15,776
Cash	38,672
Deposits at broker for futures contracts	117,810
Receivable for investments sold	513,747
Interest receivable	146,208
Dividends receivable - affiliated	689
Total assets	$36,023,160
Liabilities
Payable for reverse repurchase agreements, including accrued interest of $2,602	$ 4,903,118
Payable for when-issued/delayed delivery/forward commitment securities	3,878,692
Payable for capital shares redeemed	1,507
Payable to affiliates:
Investment advisory fee	6,331
Administrative fee	2,724
Distribution and service fees	60
Other	27,077
Accrued expenses	80,857
Total liabilities	$ 8,900,366
Net Assets	$27,122,794
Sources of Net Assets
Paid-in capital	$ 27,122,170
Distributable earnings	624
Net Assets	$27,122,794
Class A Shares
Net Assets	$ 82,203
Shares Outstanding	8,234
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.98
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 10.32
Class C Shares
Net Assets	$ 51,322
Shares Outstanding	5,139
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 9.99
Class I Shares
Net Assets	$ 26,937,475
Shares Outstanding	2,697,056
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.99
8
See Notes to Financial Statements.

Calvert
Mortgage Access Fund
March 31, 2023
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2023
Class R6 Shares
Net Assets	$ 51,794
Shares Outstanding	5,186
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.99

On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
9
See Notes to Financial Statements.

Calvert
Mortgage Access Fund
March 31, 2023
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2023
Investment Income
Dividend income - affiliated issuers	$ 14,130
Interest income	762,398
Total investment income	$ 776,528
Expenses
Investment advisory fee	$ 35,936
Administrative fee	15,401
Distribution and service fees:
Class A	87
Class C	248
Trustees' fees and expenses	897
Custodian fees	2,339
Transfer agency fees and expenses	632
Accounting fees	2,726
Professional fees	3,561
Offering costs	53,311
Registration fees	40,733
Reports to shareholders	315
Interest expense and fees	32,855
Miscellaneous	7,716
Total expenses	$ 196,757
Waiver and/or reimbursement of expenses by affiliate	$ (101,386)
Net expenses	$ 95,371
Net investment income	$ 681,157
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (99,070)
Futures contracts	(68,646)
Net realized loss	$ (167,716)
Change in unrealized appreciation (depreciation):
Investment securities	$ 835,350
Futures contracts	172,134
Net change in unrealized appreciation (depreciation)	$1,007,484
Net realized and unrealized gain	$ 839,768
Net increase in net assets from operations	$1,520,925
10
See Notes to Financial Statements.

Calvert
Mortgage Access Fund
March 31, 2023
Statements of Changes in Net Assets

	Six Months Ended March 31, 2023 (Unaudited)	Period Ended September 30, 2022(1)
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 681,157	$ 253,634
Net realized loss	(167,716)	(42,514)
Net change in unrealized appreciation (depreciation)	1,007,484	(796,529)
Net increase (decrease) in net assets from operations	$ 1,520,925	$ (585,409)
Distributions to shareholders:
Class A	$ (1,754)	$ (556)
Class C	(1,061)	(301)
Class I	(674,887)	(254,504)
Class R6	(1,318)	(511)
Total distributions to shareholders	$ (679,020)	$ (255,872)
Capital share transactions:
Class A	$ 15,377	$ 66,558
Class C	1,058	50,304
Class I	1,622,188	25,314,857
Class R6	1,317	50,511
Net increase in net assets from capital share transactions	$ 1,639,940	$25,482,230
Net increase in net assets	$ 2,481,845	$24,640,949
Net Assets
At beginning of period	$ 24,640,949	$ —
At end of period	$27,122,794	$24,640,949

(1)	For the period from the commencement of operations, April 29, 2022, to September 30, 2022.
11
See Notes to Financial Statements.

Calvert
Mortgage Access Fund
March 31, 2023
Financial Highlights

Class A
	Six Months Ended March 31, 2023 (Unaudited)	Period Ended September 30, 2022(1)
Net asset value — Beginning of period	$ 9.67	$10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.25	$ 0.09
Net realized and unrealized gain (loss)	0.31	(0.33)
Total income (loss) from operations	$ 0.56	$ (0.24)
Less Distributions
From net investment income	$ (0.25)	$ (0.09)
Total distributions	$(0.25)	$ (0.09)
Net asset value — End of period	$ 9.98	$ 9.67
Total Return(3)	5.81% (4)	(2.37)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 82	$ 65
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.79% (6)(7)	1.58% (7)
Net expenses	1.00% (6)(7)(8)	0.66% (7)(8)
Net investment income	5.05% (7)	2.26% (7)
Portfolio Turnover	200% (4)(9)	155% (4)(9)

(1)	For the period from the commencement of operations, April 29, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes interest expense of 0.26% of average daily net assets for the six months ended March 31, 2023.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% and 0.08% of average daily net assets for the six months ended March 31, 2023 and the period ended September 30, 2022, respectively).
(9)	Includes the effect of To-Be-Announced (TBA) transactions.
12
See Notes to Financial Statements.

Calvert
Mortgage Access Fund
March 31, 2023
Financial Highlights — continued

Class C
	Six Months Ended March 31, 2023 (Unaudited)	Period Ended September 30, 2022(1)
Net asset value — Beginning of period	$ 9.67	$10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.21	$ 0.06
Net realized and unrealized gain (loss)	0.32	(0.33)
Total income (loss) from operations	$ 0.53	$ (0.27)
Less Distributions
From net investment income	$ (0.21)	$ (0.06)
Total distributions	$(0.21)	$ (0.06)
Net asset value — End of period	$ 9.99	$ 9.67
Total Return(3)	5.52% (4)	(2.70)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 51	$ 49
Ratios (as a percentage of average daily net assets):(5)
Total expenses	2.52% (6)(7)	2.33% (7)
Net expenses	1.74% (6)(7)(8)	1.41% (7)(8)
Net investment income	4.30% (7)	1.42% (7)
Portfolio Turnover	200% (4)(9)	155% (4)(9)

(1)	For the period from the commencement of operations, April 29, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes interest expense of 0.25% of average daily net assets for the six months ended March 31, 2023.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% and 0.08% of average daily net assets for the six months ended March 31, 2023 and the period ended September 30, 2022, respectively).
(9)	Includes the effect of To-Be-Announced (TBA) transactions.
13
See Notes to Financial Statements.

Calvert
Mortgage Access Fund
March 31, 2023
Financial Highlights — continued

Class I
	Six Months Ended March 31, 2023 (Unaudited)	Period Ended September 30, 2022(1)
Net asset value — Beginning of period	$ 9.67	$ 10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.26	$ 0.10
Net realized and unrealized gain (loss)	0.32	(0.33)
Total income (loss) from operations	$ 0.58	$ (0.23)
Less Distributions
From net investment income	$ (0.26)	$ (0.10)
Total distributions	$ (0.26)	$ (0.10)
Net asset value — End of period	$ 9.99	$ 9.67
Total Return(3)	6.05% (4)	(2.30)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,937	$24,479
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.53% (6)(7)	1.34% (7)
Net expenses	0.74% (6)(7)(8)	0.41% (7)(8)
Net investment income	5.31% (7)	2.42% (7)
Portfolio Turnover	200% (4)(9)	155% (4)(9)

(1)	For the period from the commencement of operations, April 29, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes interest expense of 0.25% of average daily net assets for the six months ended March 31, 2023.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% and 0.08% of average daily net assets for the six months ended March 31, 2023 and the period ended September 30, 2022, respectively).
(9)	Includes the effect of To-Be-Announced (TBA) transactions.
14
See Notes to Financial Statements.

Calvert
Mortgage Access Fund
March 31, 2023
Financial Highlights — continued

Class R6
	Six Months Ended March 31, 2023 (Unaudited)	Period Ended September 30, 2022(1)
Net asset value — Beginning of period	$ 9.67	$10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.26	$ 0.10
Net realized and unrealized gain (loss)	0.32	(0.32)
Total income (loss) from operations	$ 0.58	$ (0.22)
Less Distributions
From net investment income	$ (0.26)	$ (0.11)
Total distributions	$(0.26)	$ (0.11)
Net asset value — End of period	$ 9.99	$ 9.67
Total Return(3)	6.05% (4)	(2.24)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 52	$ 49
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.52% (6)(7)	1.34% (7)
Net expenses	0.74% (6)(7)(8)	0.41% (7)(8)
Net investment income	5.30% (7)	2.42% (7)
Portfolio Turnover	200% (4)(9)	155% (4)(9)

(1)	For the period from the commencement of operations, April 29, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes interest expense of 0.25% of average daily net assets for the six months ended March 31, 2023.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% and 0.08% of average daily net assets for the six months ended March 31, 2023 and the period ended September 30, 2022, respectively).
(9)	Includes the effect of To-Be-Announced (TBA) transactions.
15
See Notes to Financial Statements.

Calvert
Mortgage Access Fund
March 31, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Mortgage Access Fund (the Fund) is a non-diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is total return.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
16

Calvert
Mortgage Access Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 9,899,433	$ —	$ 9,899,433
U.S. Government Agency Mortgage-Backed Securities	—	25,132,471	—	25,132,471
Short-Term Investments	158,354	—	—	158,354
Total Investments	$158,354	$35,031,904	$ —	$35,190,258
Futures Contracts	$ 172,134	$ —	$ —	$ 172,134
Total	$330,488	$35,031,904	$ —	$35,362,392
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E  Reverse Repurchase Agreements— Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Fund agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Fund may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Fund retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Fund may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Fund segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Fund may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Fund may be delayed or the Fund may incur a loss equal to the amount by which the value of the security transferred by the Fund exceeds the repurchase price payable by the Fund.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
17

Calvert
Mortgage Access Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

H   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
K  Offering Costs— Offering costs incurred in connection with the initial offering of the Fund’s shares are amortized on a straight-line basis over twelve months from commencement of operations of the Fund.
L  Interim Financial Statements— The interim financial statements relating to March 31, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.28% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2023, the investment advisory fee amounted to $35,936.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2023, the investment advisory fee paid was reduced by $709 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund's operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.74%, 1.49%, 0.49% and 0.49% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2024. For the six months ended March 31, 2023, CRM waived or reimbursed expenses of $100,677.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2023, CRM was paid administrative fees of $15,401.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the
18

Calvert
Mortgage Access Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2023 amounted to $87 and $248 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received no sales charge on sales of Class A shares for the six months ended March 31, 2023 and no contingent deferred sales charges paid by Class A and Class C shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2023, sub-transfer agency fees and expenses incurred to EVM amounted to $39 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 ($30,000 prior to January 1, 2023) annual fee, Committee chairs receive an additional $15,000 ($6,000 prior to January 1, 2023) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2023, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including paydowns, were $1,442,295 and $238,024, respectively. Purchases and sales of U.S. government and agency securities, including paydowns and TBA transactions, were $71,651,040 and $64,173,336, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $44,767 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2022, $43,267 are short-term and $1,500 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$35,151,437
Gross unrealized appreciation	$ 526,109
Gross unrealized depreciation	(315,154)
Net unrealized appreciation	$ 210,955
5  Financial Instruments
A summary of futures contracts outstanding at March 31, 2023 is included in the Schedule of Investments.
During the six months ended March 31, 2023, the Fund used futures contracts to manage duration.
19

Calvert
Mortgage Access Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

At March 31, 2023, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$172,134 (1)	$ —

(1)	Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2023 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ (68,646)	$ 172,134
The average notional cost of futures contracts (long) outstanding during the six months ended March 31, 2023 was approximately $1,792,000.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2023. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2023.
7  Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of March 31, 2023 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
Wells Fargo Securities, LLC	3/27/23	4/4/23	5.07%	$ 4,524,520	$ 4,527,069
Wells Fargo Securities, LLC	3/27/23	4/6/23	5.10	375,996	376,049
Total Investments				$4,900,516	$4,903,118
At March 31, 2023, the remaining contractual maturity of all open reverse repurchase agreements was less than 30 days. The type of securities pledged as collateral for all open reverse repurchase agreements was U.S. Government Agency Mortgage-Backed Securities.
For the six months ended March 31, 2023, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $1,341,400 and 4.81%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at March 31, 2023. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2023.
20

Calvert
Mortgage Access Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Reverse repurchase agreements entered into by the Fund are subject to Master Repurchase Agreements (MRA), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.
The following table presents the Fund’s reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Fund as of March 31, 2023.
Counterparty	Reverse Repurchase Agreements*	Assets Avialable For Offset	Securities Collateral Pledged(a)	Net Amount(b)
Wells Fargo Securities, LLC	$(4,903,118)	$ —	$4,903,118	$ —

*	Including accrued interest
(a)	In some instances, the total collateral pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount payable to the counterparty in the event of default.
8  Affiliated Investments
At March 31, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $158,354, which represents 0.6% of the Fund’s net assets. Transactions in such funds by the Fund for the six months ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$4,695,050	$6,513,738	$(11,050,434)	$ —	$ —	$158,354	$14,130	158,354
9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in capital shares were as follows:
	Six Months Ended March 31, 2023 (Unaudited)		Period Ended September 30, 2022(1)
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,389	$ 13,671	6,615	$ 66,000
Reinvestment of distributions	174	1,706	56	558
Net increase	1,563	$ 15,377	6,671	$ 66,558
Class C
Shares sold	—	$ —	5,000	$ 50,000
Reinvestment of distributions	108	1,058	31	304
Net increase	108	$ 1,058	5,031	$ 50,304
21

Calvert
Mortgage Access Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended March 31, 2023 (Unaudited)		Period Ended September 30, 2022(1)
	Shares	Amount	Shares	Amount
Class I
Shares sold	99,551	$ 977,764	2,506,080	$ 25,060,000
Reinvestment of distributions	68,683	674,535	25,779	254,857
Shares redeemed	(3,037)	(30,111)	—	—
Net increase	165,197	$1,622,188	2,531,859	$25,314,857
Class R6
Shares sold	—	$ —	5,000	$ 50,000
Reinvestment of distributions	134	1,317	52	511
Net increase	134	$ 1,317	5,052	$ 50,511

(1)	For the period from the commencement of operations, April 29, 2022, to September 30, 2022.
At March 31, 2023, EVM owned 95.0% of the value of the outstanding shares of the Fund.
10  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
22

Calvert
Mortgage Access Fund
March 31, 2023
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
Theodore H. Eliopoulos*(1)
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
Anthony A. Williams
*Interested Trustee and President
(1)Mr. Eliopoulos began serving as Trustee effective December 30, 2022.
23

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

24

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
25

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
26

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
41207      3.31.23

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)	Registrant’s Code of Ethics- Not applicable (please see Item 2)
(a)(2)(i)	President’s Section 302 certification.
(a)(2)(ii)	Treasurer’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Calvert Fund

By:	/s/ Ted Eliopoulos
Ted Eliopoulos President

Date: May 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ted Eliopoulos
Ted Eliopoulos President

Date:	May 22, 2023

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 22, 2023